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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08367

Evergreen Municipal Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200 Date of fiscal year end: Registrant is making a semiannual filing for 4 of its series, Evergreen High Grade Municipal Bond Fund, Evergreen High Income Municipal Bond Fund, Evergreen Municipal Bond Fund and Evergreen Short-Intermediate Municipal Bond Fund, for the year ended November 30, 2003. These 4 series have a 5/31 fiscal year end.

Date of reporting period: November 30, 2003

Item 1 - Reports to Stockholders.

Evergreen High Grade Municipal Bond Fund

Evergreen High Grade Municipal Bond Fund: Semiannual Report as of November 30, 2003

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
17	STATEMENT OF ASSETS AND LIABILITIES
18	STATEMENT OF OPERATIONS
19	STATEMENTS OF CHANGES IN NET ASSETS
20	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

January 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Evergreen Shareholder,

We are pleased to provide the semiannual report for the Evergreen High Grade Municipal Bond Fund, which covers the six-month period ended November 30, 2003.

The past six months have reinforced the need for diversification and a long-term perspective on the part of investors. Performance in the municipal bond market provided a good example of the importance of these investment disciplines. The investment period began as the U.S. financial markets were contending with the investment implications of the war in Iraq and the potential outcomes of changes in fiscal policy. The Federal Reserve was keeping its target interest rate low, and diversified bond investors were enjoying the fruits of strengthening balance sheets and improved credit quality in the corporate sector. Many states and municipalities were struggling, and investors were unsure of the long-term impact of the tax changes on their investments. For a relatively conservative investment, the municipal market suddenly was fraught with uncertainty.

This uncertainty was heightened by the volatility in market interest rates. The Federal Reserve had just commented on the "possibility of an unwelcome, substantial fall in inflation" at the conclusion of their monetary policy meeting in May. Many bond investors, convinced the Fed was taking rates to zero, drove yields down to

1

LETTER TO SHAREHOLDERS continued

45-year lows in the U.S. Treasury market. Common market wisdom determined that since the Fed's primary concern was deflation, rates were likely headed lower. Yet when central bankers reduced their target for the federal funds rate by a less than expected 25 basis points in late June, there was a signal to the market that the end of the declining rate policy was in sight. These worries were compounded by optimistic Gross Domestic Product forecasts from Fed Chairman Alan Greenspan during congressional banking committee hearings in July. As a result of these events, the yield on the 10-year Treasury rose from a low of 3.1% in June to 4.6% in late July. The "deflation trade" in bonds had changed from a significant overbought condition to an oversold one in a matter of just six weeks.

In addition to the volatility in the U.S. Treasury market, municipal bond investors had other concerns. For one, the new tax laws, at first glance, posed a potential threat to their market. A second concern involved the poor financial condition of many states and local governments. Yet just as these concerns were reaching a crescendo, economic growth picked up significantly during the summer months. Tax receipts quickly rose. Indeed, the federal budget deficit, which was projected to balloon to $450 billion by fiscal year end September, came in at just under $375 billion. And states, whose projected deficits were estimated to exceed $70 billion, have now whittled that amount down to less than $20 billion, according to several estimates.

The overall bond market began to stabilize in the autumn months as the likelihood that monetary policy makers would keep rates low for the foreseeable future became accepted wisdom. Fed parlance indicated "monetary policy would remain accommodative for a considerable

2

LETTER TO SHAREHOLDERS continued

period." While the majority of economic data dramatically improved in recent months, the Fed continued to deliver this message. Despite the fastest economic growth in almost 20 years, central bankers did not waiver from this theme: rates would remain low until sustainable payroll growth was evident or unless incipient pricing pressures developed in the overall economy.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

3

FUND AT A GLANCE

as of November 30, 2003

MANAGEMENT TEAM

Mathew M. Kiselak
Tax Exempt Fixed Income Team
Lead Manager

CURRENT INVESTMENT STYLE2

PERFORMANCE AND RETURNS1

Portfolio inception date: 2/21/1992

	Class A	Class B	Class C	Class I
Class inception date	2/21/1992	1/11/1993	4/30/1999	2/28/1994

6-month return with sales charge	-5.35%	-5.88%	-3.00%	N/A

6-month return w/o sales charge	-0.66%	-1.01%	-1.01%	-0.51%

Average annual return*

1 year with sales charge	1.16%	0.48%	3.44%	N/A

1 year w/o sales charge	6.24%	5.48%	5.48%	6.53%

5 year	3.60%	3.50%	3.70%	4.88%

10 year	4.73%	4.48%	4.78%	5.50%

* Adjusted for maximum applicable sales charge, unless noted.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen High Grade Municipal Bond Fund Class A shares,1 versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

FUND AT A GLANCE continued

This space left intentionally blank

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes B, C and I prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes B, C and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class I would have been higher.

Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 9/30/2003.

The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The fund's yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

All data is as of November 30, 2003, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended November 30, 2003 (unaudited)
		Year Ended May 31,
CLASS A		2003	2002	2001	2000	1999
Net asset value, beginning of period	$11.49	$10.80	$10.65	$9.99	$11.01	$11.36
Income from investment operations
Net investment income	0.22	0.46	0.47	0.47	0.48	0.48
Net realized and unrealized gains or losses on securities	-0.30	0.69	0.15	0.66	-0.87	-0.08
Total from investment operations	-0.08	1.15	0.62	1.13	-0.39	0.40
Distributions to shareholders from
Net investment income	-0.22	-0.46	-0.47	-0.47	-0.48	-0.48
Net realized gains	0	0	0	0	-0.15	-0.27
Total distributions to shareholders	-0.22	-0.46	-0.47	-0.47	-0.63	-0.75
Net asset value, end of period	$11.19	$11.49	$10.80	$10.65	$9.99	$11.01
Total return[1]	-0.66%	10.86%	5.92%	11.48%	-3.54%	3.62%
Ratios and supplemental data
Net assets, end of period (thousands)	$74,001	$80,942	$65,080	$56,212	$53,303	$63,018
Ratios to average net assets
Expenses[2]	1.03%[3]	0.93%	0.99%	1.04%	0.96%	0.95%
Net investment income	3.95%[3]	4.11%	4.37%	4.45%	4.61%	4.26%
Portfolio turnover rate	31%	48%	40%	23%	108%	79%

[1]   Excluding applicable sales charges

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended November 30, 2003 (unaudited)
		Year Ended May 31,
CLASS B		2003	2002	2001	2000	1999
Net asset value, beginning of period	$11.49	$10.80	$10.65	$9.99	$11.01	$11.36
Income from investment operations
Net investment income	0.18	0.38	0.39	0.39	0.40	0.40
Net realized and unrealized gains or losses on securities	-0.30	0.69	0.15	0.66	-0.87	-0.08
Total from investment operations	-0.12	1.07	0.54	1.05	-0.47	0.32
Distributions to shareholders from
Net investment income	-0.18	-0.38	-0.39	-0.39	-0.40	-0.40
Net realized gains	0	0	0	0	-0.15	-0.27
Total distributions to shareholders	-0.18	-0.38	-0.39	-0.39	-0.55	-0.67
Net asset value, end of period	$11.19	$11.49	$10.80	$10.65	$9.99	$11.01
Total return[1]	-1.01%	10.05%	5.13%	10.65%	-4.27%	2.85%
Ratios and supplemental data
Net assets, end of period (thousands)	$23,785	$26,460	$25,281	$33,019	$39,566	$32,088
Ratios to average net assets
Expenses[2]	1.73%[3]	1.67%	1.75%	1.79%	1.72%	1.70%
Net investment income	3.24%[3]	3.37%	3.61%	3.70%	3.89%	3.52%
Portfolio turnover rate	31%	48%	40%	23%	108%	79%

[1]   Excluding applicable sales charges

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended November 30, 2003 (unaudited)
		Year Ended May 31,
CLASS C		2003	2002	2001	2000	1999[1,2]
Net asset value, beginning of period	$11.49	$10.80	$10.65	$9.99	$11.01	$11.14
Income from investment operations
Net investment income	0.18	0.38	0.39	0.39	0.40	0.03
Net realized and unrealized gains or losses on securities	-0.30	0.69	0.15	0.66	-0.87	-0.13
Total from investment operations	-0.12	1.07	0.54	1.05	-0.47	-0.10
Distributions to shareholders from
Net investment income	-0.18	-0.38	-0.39	-0.39	-0.40	-0.03
Net realized gains	0	0	0	0	-0.15	0
Total distributions to shareholders	-0.18	-0.38	-0.39	-0.39	-0.55	-0.03
Net asset value, end of period	$11.19	$11.49	$10.80	$10.65	$9.99	$11.01
Total return[3]	-1.01%	10.05%	5.13%	10.65%	-4.27%	-0.86%
Ratios and supplemental data
Net assets, end of period (thousands)	$12,263	$12,433	$4,886	$1,496	$1,620	$1
Ratios to average net assets
Expenses[4]	1.73%[5]	1.68%	1.72%	1.79%	1.72%	1.66%[5]
Net investment income	3.25%[5]	3.32%	3.60%	3.70%	3.92%	3.71%[5]
Portfolio turnover rate	31%	48%	40%	23%	108%	79%

[1]   For the period from April 30, 1999 (commencement of class operations), to May 31, 1999.

[2]   Net investment income per share is based on average shares outstanding during the period.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended November 30, 2003 (unaudited)
		Year Ended May 31,
CLASS I1		2003	2002	2001	2000	1999
Net asset value, beginning of period	$11.49	$10.80	$10.65	$9.99	$11.01	$11.36
Income from investment operations
Net investment income	0.24	0.49	0.50	0.50	0.50	0.51
Net realized and unrealized gains or losses on securities	-0.30	0.69	0.15	0.66	-0.87	-0.08
Total from investment operations	-0.06	1.18	0.65	1.16	-0.37	0.43
Distributions to shareholders from
Net investment income	-0.24	-0.49	-0.50	-0.50	-0.50	-0.51
Net realized gains	0	0	0	0	-0.15	-0.27
Total distributions to shareholders	-0.24	-0.49	-0.50	-0.50	-0.65	-0.78
Net asset value, end of period	$11.19	$11.49	$10.80	$10.65	$9.99	$11.01
Total return	-0.51%	11.14%	6.18%	11.76%	-3.30%	3.88%
Ratios and supplemental data
Net assets, end of period (thousands)	$24,032	$23,936	$22,378	$20,879	$19,121	$22,264
Ratios to average net assets
Expenses[2]	0.73%[3]	0.68%	0.74%	0.79%	0.71%	0.70%
Net investment income	4.24%[3]	4.37%	4.62%	4.70%	4.86%	4.51%
Portfolio turnover rate	31%	48%	40%	23%	108%	79%

[1]   Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

November 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS 97.3%
AIRLINES 0.1%
New York, NY IDA RB, Japan Airlines Co. Proj., 6.00%, 11/01/2015	AAA	$ 80,000	$ 84,972
AIRPORT 5.3%
Atlanta, GA Arpt. Facs. RB, 0.00%, 01/01/2010, (Insd. by AMBAC) (n)	AAA	1,000,000	737,440
Dallas Fort Worth, TX Intl. Arpt. RB, Ser. 1147-RB, 9.548%, 05/01/2011, (Insd. by FSA)	AAA	1,000,000	1,127,300
Niagara, NY Frontier Arpt. Auth. RB, Greater Buffalo Intl. Arpt. Proj., Ser. A, 6.125%, 04/01/2014, (Insd. by AMBAC)	AAA	100,000	103,628
Phoenix, AZ Civic Impt. Corp. Arpt. RB, Sr. Lien, Ser. A, 5.25%, 07/01/2015, (Insd. by FSA)	AAA	1,690,000	1,838,500
Sacramento Cnty., CA Arpt. Sys. RB, Ser. A, 6.00%, 07/01/2011, (Insd. by MBIA)	AAA	1,000,000	1,117,340
San Francisco, CA City & Cnty. Arpt. RB, Commission Intl. Arpt. Proj., 5.50%, 05/01/2015, (Insd. by FSA)	AAA	2,000,000	2,171,460
7,095,668
EDUCATION 4.1%
Arlington, TX Independent Sch. Dist. RRB, 5.25%, 02/15/2021	Aaa	1,275,000	1,363,255
Garden City, MI Sch. Dist. RB, 5.50%, 05/01/2016	AAA	1,000,000	1,117,280
New York Dorm. Auth. RB, State Univ. Edl. Facs., Ser. A, 5.875%, 05/15/2011, (Insd. by AMBAC)	AAA	250,000	293,073
Texas Pub. Fin. Auth. RB, Southern Univ. Fin. Sys., 5.50%, 11/01/2017, (Insd. by MBIA)	Aaa	1,035,000	1,148,208
Texas Tech Univ. RB, 5.50%, 08/15/2016	AAA	1,000,000	1,111,470
Univ. of Vermont & State Agricultural College RB, 5.50%, 10/01/2017	AAA	420,000	468,825
5,502,111
ELECTRIC REVENUE 11.5%
California Dept. of Wtr. Resources & Pwr. Supply RB, Ser. A, 5.50%, 05/01/2013, (Insd. by AMBAC)	AAA	1,000,000	1,132,160
Georgia Elec. Pwr. Auth. RRB, Ser. V, 6.50%, 01/01/2012	AAA	1,315,000	1,546,795
Piedmont, SC Muni. Pwr. Agcy. RRB, Ser. A, 5.00%, 01/01/2015, (Insd. by MBIA & IBC)	AAA	2,000,000	2,089,420
Sam Rayburn, TX Muni. Pwr. Agcy. RRB, 5.75%, 10/01/2021	AA	2,000,000	2,168,420
South Carolina Pub. Svc. Auth. RB, Ser. A, 5.25%, 01/01/2020, (Insd. by FSA)	AAA	1,000,000	1,076,280
Superior, WI Ltd. Obl. RRB, Midwest Energy Proj., Ser. E, 6.90%, 08/01/2021, (Insd. by FGIC)	AAA	4,500,000	5,805,315
Texas Muni. Pwr. Agcy. RB, 0.00%, 09/01/2015, (Insd. by MBIA) (n)	AAA	2,600,000	1,553,686
15,372,076
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

November 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL 16.6%
Berkeley Cnty., SC GO, Refunding & Impt., 5.00%, 09/01/2020, (Insd. by FSA)	AAA	$ 1,220,000	$ 1,286,405
Buffalo, MN Independent Sch. Dist. 877, Ser. B, 4.50%, 02/01/2012	AAA	1,840,000	1,978,294
Carman-Ainsworth, MI Cmnty. Sch. GO, 5.50%, 05/01/2020	AAA	420,000	460,576
Chippewa Valley, MI Sch. GO, 5.00%, 05/01/2019	AAA	1,000,000	1,057,710
Cleveland, OH GO, 5.25%, 08/01/2017, (Insd. by FGIC)	AAA	1,000,000	1,102,790
Cook Cnty., IL GO, Ser. A, 5.625%, 11/15/2016, (Insd. by MBIA)	AAA	1,000,000	1,118,240
Forest Hills, OH Local Sch. Dist. GO, Sch. Impt. Proj., 5.70%, 12/01/2016, (Insd. by MBIA)	AAA	1,500,000	1,726,605
Hempstead Town, NY GO, Ser. B, 5.625%, 02/01/2015, (Insd. by FGIC)	AAA	100,000	110,788
King Cnty., WA Sch. Dist. GO, 5.00%, 12/01/2019	AAA	1,000,000	1,054,160
Kings, OH Local Sch. Dist. GO, City of Warren Sch. Impt. Proj., 7.50%, 12/01/2016, (Insd. by FGIC)	AAA	1,000,000	1,344,990
Larimer Cnty., CO School Dist. R1 Poudre, 5.50%, 12/15/2022, (Insd. by MBIA)	Aaa	1,500,000	1,645,560
Multnomah Clackamas Cnty., OR GO, Refunding, Ser. A, 4.00%, 06/15/2010	AAA	1,000,000	1,063,250
Nassau Cnty., NY GO, Swr. Dist. Proj., Ser. B, 6.00%, 05/01/2014, (Insd. by FGIC)	AAA	695,000	826,897
New Rochelle, NY GO, Ser. B, 6.15%, 08/15/2017, (Insd. by MBIA)	AAA	600,000	631,728
Niagara Falls, NY GO, Pub. Impt. Proj.:
7.50%, 03/01/2014, (Insd. by MBIA)	AAA	500,000	659,415
7.50%, 03/01/2016, (Insd. by MBIA)	AAA	750,000	998,003
Snohomish Cnty., WA Sch. Dist. GO, 5.25%, 12/01/2015, (Insd. by FGIC)	AAA	1,000,000	1,092,010
St. Louis, MO Board of Ed. GO, Refunding, Ser. A, 5.50%, 04/01/2012, (Insd. by FGIC)	AAA	1,000,000	1,146,670
Texarkana, TX GO, 5.00%, 02/15/2020, (Insd. by FGIC)	AAA	1,015,000	1,061,436
Washington, DC GO, Ser. B, 5.50%, 06/01/2012, (Insd. by FSA)	AAA	710,000	792,509
Will Cnty., IL GO, Sch. Dist. 61, 0.00%, 01/01/2016, (Insd. by FGIC) (n)	Aaa	2,000,000	1,159,460
22,317,496
GENERAL OBLIGATION - STATE 1.7%
Connecticut GO, Refunding, Ser. G, 5.00%, 03/15/2011, (Insd. by MBIA) #	AAA	1,000,000	1,121,250
Connecticut GO, Ser. C, 5.50%, 12/15/2014, (Insd. by FSA) #	AAA	1,000,000	1,164,960
2,286,210
HOSPITAL 14.0%
California Hlth. Facs. Fin. Auth. RRB, Ser. A, 5.75%, 07/01/2015	AAA	1,000,000	1,084,450
Illinois Hlth. Facs. Auth. RB, Sherman Hlth. Sys. Proj., 5.25%, 08/01/2017	AAA	1,000,000	1,075,910
Illinois Hlth. Facs. Auth. RRB, Ser. AA, 6.50%, 06/01/2012, (Insd. by MBIA)	AAA	1,750,000	2,098,512
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

November 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Knox Cnty., TN Hlth. & Edl. Hosp. Facs. Auth. RRB, Fort Sanders Alliance Proj., 6.25%, 01/01/2013, (Insd. by MBIA)	AAA	$ 1,700,000	$ 1,998,996
Lorain Cnty., OH Hosp. RB:
Rites-PA-892-C, 10.129%, 04/01/2011	NR	1,250,000	1,446,250
Rites-PA-892R-A, 9.879%, 04/01/2011	NR	1,000,000	1,164,020
Rites-PA-892R-B, 9.879%, 04/01/2011	NR	1,000,000	1,151,640
Massachusetts HFA RB, Springfield College Proj., 5.25%, 10/15/2033, (Gtd. by Radian Asset Assurance, Inc.)	AA	1,750,000	1,787,748
Oklahoma Indl. Auth. RRB, Hlth. Sys. Proj., Ser. A, 6.25%, 08/15/2015, (Insd. by MBIA)	AAA	2,000,000	2,341,700
Orange Cnty., FL Hlth. Facs. Auth. RB:
Ser. A, 6.25%, 10/01/2016, (Insd. by MBIA)	AAA	610,000	743,956
Ser. C, 6.25%, 10/01/2016, (Insd. by MBIA)	AAA	295,000	356,168
South Carolina Jobs EDA Hosp. Facs. RB, Palmetto Health Impt. Proj., Ser. C, 6.875%, 08/01/2027	BBB	1,000,000	1,073,660
Wichita, KS Hosp. Facs. Impt. RRB, Ser. 11, 6.75%, 11/15/2019	A+	1,000,000	1,118,080
Wisconsin Hlth. & Edl. Facs. RRB, Wheaton Franciscan Svcs. Proj., 6.00%, 08/15/2016	A	1,230,000	1,354,169
18,795,259
HOUSING 11.5%
Alaska Hsg. Fin. Corp. RB, Ser. A, 5.40%, 12/01/2013	AA	1,000,000	1,040,500
Aurora, CO Hsg. Auth. MHRB, 6th Avenue Proj., Ser. A, 5.70%, 12/01/2018, (LOC: U.S. Bank)	Aa3	1,000,000	1,052,780
California HFA Home Mtge. RB, Ser. L, 6.40%, 08/01/2027, (Insd. by MBIA)	AAA	90,000	90,601
California HFA MHRB, Ser. B, 6.05%, 08/01/2016, (Insd. by AMBAC & FHA)	AAA	1,000,000	1,048,620
California HFA SFHRB, Ser. A-2, Class I, 5.70%, 08/01/2011	AAA	475,000	497,339
District of Columbia HFA Mtge. SFHRB, Ser. B, 5.85%, 12/01/2018, (Insd. by FNMA & GNMA)	AAA	1,135,000	1,192,726
Escambia Cnty., FL HFA SFHRB, Multi-Cnty. Program Proj., Ser. A, 5.50%, 10/01/2021, (Insd. by FNMA & GNMA)	Aaa	935,000	969,960
Georgia HFA SFHRB, Ser. D-2, 5.50%, 06/01/2017	AAA	1,000,000	1,049,730
Idaho Hsg. & Fin. Assn. RB, Ser. B-2, 6.00%, 07/01/2014	A1	1,725,000	1,871,056
Idaho Hsg. Agcy. SFHRB, Ser. C-1, 6.30%, 07/01/2011, (Insd. by FHA)	Aaa	245,000	248,009
Massachusetts HFA SFHRB, Ser. 73, 5.90%, 12/01/2019, (Insd. by FSA)	AAA	325,000	340,171
Minnesota HFA SFHRB, Ser. H, 6.70%, 01/01/2018	AA+	125,000	127,653
New Mexico Mtge. Fin. Auth. SFHRB, Ser. C-1, 6.00%, 03/01/2032	AAA	1,365,000	1,413,184
New York HFA MHRB, Ser. B, 6.35%, 08/15/2023, (Insd. by AMBAC & HFA)	AAA	680,000	709,900
New York Mtge. Agcy. RB, Homeowner Mtge. Proj., Ser. 86, 5.95%, 10/01/2020	Aa1	70,000	70,186
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

November 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Ohio HFA Mtge. RB, Ser. A-2, 6.625%, 03/01/2026, (Insd. by GNMA)	Aaa	$ 140,000	$ 144,242
Utah HFA SFHRB, Ser. E-1, 5.375%, 07/01/2018, (Insd. by FHA)	AAA	605,000	629,611
Wisconsin Hsg. & EDA RB, Ser. B, 5.60%, 09/01/2016	AA	1,255,000	1,320,900
Wisconsin Hsg. & EDA RRB, Ser. E, 5.80%, 09/01/2017	AA	1,500,000	1,576,920
15,394,088
INDUSTRIAL DEVELOPMENT REVENUE 5.2%
Illinois Dev. Fin. Auth. PCRRB, Edison Co. Proj., Ser. D, 6.75%, 03/01/2015, (Insd. by AMBAC)	AAA	3,000,000	3,254,400
Lehigh Cnty., PA IDA PCRRB, PA Pwr. & Light Co. Proj., Ser. B, 6.40%, 09/01/2029, (Insd. by MBIA)	AAA	1,000,000	1,056,380
Mercer Cnty., ND PCRRB, Basin Elec. Pwr. Proj., Ser. 2, 6.05%, 01/01/2019, (Insd. by AMBAC)	AAA	1,500,000	1,597,485
Michigan Bldg. Auth. RRB, Facs. Program, Ser. II, 5.00%, 10/15/2022, (Insd. by MBIA) #	AAA	1,000,000	1,038,670
6,946,935
LEASE 3.4%
Kansas City, MO Muni. Assist. Corp. RB, Leasehold Capital Impt. Proj., Ser. B, 5.85%, 01/15/2016	AAA	2,000,000	2,170,500
Lawrence Township., IN Metro. Sch. Dist. RB, 6.875%, 07/05/2011, (Insd. by MBIA & IBC)	AAA	1,500,000	1,822,695
New York Env. Facs. Corp. RRB, Riverbank State Park Proj., 5.50%, 04/01/2016, (Insd. by AMBAC)	AAA	250,000	277,468
Santa Ana, CA Fin. Auth. Lease RB, Police Admin. & Hldg. Facs. Proj., Ser. A, 6.25%, 07/01/2015, (Insd. by MBIA)	AAA	300,000	362,421
4,633,084
MISCELLANEOUS REVENUE 1.2%
Atlanta & Fulton Cnty., GA Recreation Auth. RB, Park Impt. Proj., 5.75%, 12/01/2017, (Insd. by AMBAC)	AAA	1,000,000	1,147,950
New York Urban Dev. Corp. RB, Personal Income Tax, Ser. B, 5.25%, 03/15/2019, (Insd. by MBIA)	AAA	500,000	545,260
1,693,210
POWER 1.0%
So. Minnesota Muni. Pwr Agcy. Supply RB, Ser. A, 5.00%, 01/01/2010, (Insd. by MBIA)	AAA	1,185,000	1,322,306
PUBLIC FACILITIES 1.8%
Illinois Metro. Pier & Expo Auth. RB, McCormick Place Expansion Proj., 5.75%, 06/15/2023	AAA	1,000,000	1,112,000
San Jose, CA Redev. Agcy. Tax Allocation Bond, Merged Area Redev. Proj., 6.00%, 08/01/2015, (Insd. by MBIA)	AAA	1,100,000	1,317,206
2,429,206
See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

November 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
RESOURCE RECOVERY 0.1%
Islip, NY Resources Recovery Agcy. RB, Ser. B, 7.25%, 07/01/2011, (Insd. by AMBAC)	AAA	$ 100,000	$ 124,354
SPECIAL TAX 4.9%
Connecticut Spl. Tax Obl. RB, 5.00%, 01/01/2023, (Insd. by FGIC) #	AAA	2,000,000	2,080,320
District of Columbia Tax Increment RB, Gallary Place Proj., 5.50%, 07/01/2019, (Insd. by FSA)	AAA	1,000,000	1,090,650
Elk Grove, CA Unified Sch. Dist. Spl. Tax RRB, Cmnty. Facs. Dist. Proj., 6.50%, 12/01/2024	AAA	500,000	624,740
Metro. Atlanta Rapid Trans. Auth. GA Sales Tax RRB, Second Indenture Proj., Ser. A, 5.50%, 07/01/2016, (Insd. by MBIA)	AAA	2,500,000	2,742,550
6,538,260
STUDENT LOAN 0.8%
Alaska Student Loan RB, Student Loan Corp. Proj., Ser. A, 5.45%, 07/01/2016, (Insd. by AMBAC)	AAA	1,000,000	1,049,580
TOBACCO REVENUE 1.4%
New York Tobacco Settlement Fin. Corp. RB, Ser. A-1, 5.25%, 06/01/2013	AA-	1,000,000	1,056,160
Tobacco Settlement Fin. Corp. of LA RB, Ser. 2001-A, 6.36%, 05/15/2025	A	761,728	787,025
1,843,185
TRANSPORTATION 6.1%
Allegheny Cnty., PA Arpt. Auth. RRB, Pittsburgh Intl. Arpt. Proj., 6.00%, 01/01/2015	AAA	2,000,000	2,261,480
Lower Colorado River Auth., TX Transmission RRB, LCRA Trans. Svcs. Corp. Proj., 5.25%, 05/15/2020, (Insd. by AMBAC)	AAA	1,000,000	1,076,430
Massachusetts Port Auth. RRB, Ser. A, 5.50%, 07/01/2016, (Insd. by MBIA)	AAA	1,000,000	1,117,010
New York Metro. Trans. Auth., Ser. E, 5.50%, 11/15/2020	AAA	1,000,000	1,105,700
Port Auth. of NY & NJ RB, Ser. 97, 6.50%, 07/15/2019, (Insd. by FGIC)	AAA	500,000	531,585
Salt Lake City, UT Arpt. RB, Ser. A, 6.00%, 12/01/2012, (Insd. by FGIC)	AAA	1,000,000	1,023,400
Washington, D.C. Metro. Area Transit Auth. Gross RRB, 5.00%, 07/01/2012, (Insd. by MBIA)	AAA	1,000,000	1,119,100
8,234,705
UTILITY 1.0%
Rock Hill, SC Util. Sys. RRB, Ser. A, 5.375%, 01/01/2019, (Insd. by FSA)	AAA	1,185,000	1,294,897
See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

November 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER 5.6%
Chicago, IL Wst. Wtr. Transmission RB, 6.00%, 01/01/2013, (Insd. by MBIA)	AAA	$ 1,000,000	$ 1,182,170
Cleveland, OH Wtrwrks. RB, Ser. K, 5.25%, 01/01/2019, (Insd. by FGIC)	AAA	275,000	296,189
Detroit, MI Wtr. Supply Sys. RB, Ser. A, 5.50%, 07/01/2014, (Insd. by FGIC)	AAA	1,500,000	1,671,720
Houston, TX Wtr. Conveyance Sys. Contract COP, Ser. H, 7.50%, 12/15/2014, (Insd. by AMBAC)	AAA	1,000,000	1,320,590
Lowndes Cnty., MS Solid Wst. Disp. PCRB, 6.80%, 04/01/2022	BBB	715,000	828,713
Michigan Municipal Bond Auth. RB, Clean Water Revolving Fund Proj., 5.25%, 10/01/2019	AAA	1,000,000	1,083,070
Upper Trinity Regl. Wtr. Dist. RB, Ser. A, 6.00%, 08/01/2016, (Insd. by FGIC)	AAA	1,000,000	1,154,040
7,536,492
Total Municipal Obligations			130,494,094

		Shares	Value

SHORT-TERM INVESTMENTS 4.5%
MUTUAL FUND SHARES 4.5%
Evergreen Institutional Municipal Money Market Fund (o) ##		5,959,278	5,959,278
Total Investments (cost $126,989,570) 101.8%			136,453,372
Other Assets and Liabilities (1.8%)			(2,372,147)
Net Assets 100.0%			$ 134,081,225

#	When-issued security
##	All or a portion of the security has been segregated for when-issued securities.
(v)	Credit ratings are unaudited and rated by Moody's Investors Service where Standard and Poor's ratings are not available.
(n)	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

November 30, 2003 (unaudited)

Summary of Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Corp.
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
IBC	Insured Bond Certification
IDA	Industrial Development Authority
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

The following table shows the percent of total investments invested by geographic location as of November 30, 2003:
Texas	9.6%
Illinois	8.1%
Wisconsin	7.4%
California	6.9%
Ohio	6.1%
New York	6.0%
Georgia	5.3%
South Carolina	5.0%
Michigan	4.7%
Connecticut	3.2%
District of Columbia	3.1%
Minnesota	2.5%
Massachusetts	2.4%
Missouri	2.4%
Pennsylvania	2.4%
Colorado	2.0%
Oklahoma	1.7%
Idaho	1.6%
Washington	1.6%
Alaska	1.5%
Florida	1.5%
Tennessee	1.5%
Arizona	1.3%
Indiana	1.3%
North Dakota	1.2%
Utah	1.2%
New Mexico	1.0%
Kansas	0.8%
Oregon	0.8%
Louisiana	0.6%
Missisippi	0.6%
Vermont	0.3%
Non-state specific	4.4%
Total	100.0%
See Notes to Financial Statements

16

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2003 (unaudited)

Assets
Identified cost of securities	$ 126,989,570
Net unrealized gains on securities	9,463,802

Market value of securities	136,453,372
Receivable for securities sold	245,000
Receivable for Fund shares sold	108,468
Interest receivable	2,016,821
Prepaid expenses and other assets	31,865

Total assets	138,855,526

Liabilities
Dividends payable	382,927
Payable for securities purchased	4,232,617
Payable for Fund shares redeemed	100,040
Advisory fee payable	4,615
Distribution Plan expenses payable	4,768
Due to other related parties	1,099
Accrued expenses and other liabilities	48,235

Total liabilities	4,774,301

Net assets	$ 134,081,225

Net assets represented by
Paid-in capital	$ 128,360,614
Undistributed net investment income	24,133
Accumulated net realized losses on securities	(3,767,324)
Net unrealized gains on securities	9,463,802

Total net assets	$ 134,081,225

Net assets consists of
Class A	$ 74,001,105
Class B	23,785,296
Class C	12,262,508
Class I	24,032,316

Total net assets	$ 134,081,225

Shares outstanding
Class A	6,615,149
Class B	2,126,245
Class C	1,096,203
Class I	2,148,339

Net asset value per share
Class A	$ 11.19
Class A -- Offering price (based on sales charge of 4.75%)	$ 11.75
Class B	$ 11.19
Class C	$ 11.19
Class C -- Offering price (based on sales charge of 1.00%)	$ 11.30
Class I	$ 11.19

See Notes to Financial Statements

17

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2003 (unaudited)

Investment income
Interest	$ 3,348,744

Expenses
Advisory fee	282,820
Distribution Plan expenses
Class A	112,216
Class B	122,492
Class C	59,603
Administrative services fee	67,338
Transfer agent fees	72,151
Trustees' fees and expenses	985
Printing and postage expenses	16,168
Custodian fees	20,114
Registration and filing fees	22,917
Professional fees	5,739
Other	1,029

Total expenses	783,572
Less: Expense reductions	(150)

Net expenses	783,422

Net investment income	2,565,322

Net realized and unrealized gains or losses on securities
Net realized gains on securities	763,885
Net change in unrealized gains or losses on securities	(4,555,580)

Net realized and unrealized gains or losses on securities	(3,791,695)

Net decrease in net assets resulting from operations	$ (1,226,373)

See Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2003		Year Ended
	(unaudited)		May 31, 2003

Operations
Net investment income		$ 2,565,322		$ 5,092,717
Net realized gains on securities		763,885		1,110,512
Net change in unrealized gains or losses on securities		(4,555,580)		6,998,544

Net increase (decrease) in net assets resulting from operations		(1,226,373)		13,201,773

Distributions to shareholders from
Net investment income
Class A		(1,482,488)		(2,992,427)
Class B		(398,460)		(853,348)
Class C		(194,164)		(282,546)
Class I		(499,563)		(987,542)

Total distributions to shareholders		(2,574,675)		(5,115,863)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	421,478	4,653,968	2,341,130	26,089,237
Class B	198,325	2,209,760	814,803	9,055,639
Class C	179,625	1,991,947	754,428	8,396,241
Class I	164,884	1,801,757	770,077	8,556,570

		10,657,432		52,097,687

Net asset value of shares issued in reinvestment of distributions
Class A	64,109	709,221	148,140	1,653,430
Class B	18,245	201,814	43,741	488,029
Class C	7,910	87,491	13,647	152,704
Class I	22,745	251,628	51,205	571,243

		1,250,154		2,865,406

Automatic conversion of Class B shares to Class A shares
Class A	147,385	1,636,554	405,438	4,508,686
Class B	(147,385)	(1,636,554)	(405,438)	(4,508,686)

		0		0

Payment for shares redeemed
Class A	(1,060,782)	(11,798,907)	(1,875,188)	(20,888,395)
Class B	(245,191)	(2,714,149)	(490,737)	(5,459,852)
Class C	(173,129)	(1,904,854)	(138,528)	(1,546,665)
Class I	(122,009)	(1,377,324)	(809,694)	(9,009,119)

		(17,795,234)		(36,904,031)

Net increase (decrease) in net assets resulting from capital share transactions		(5,887,648)		18,059,062

Total increase (decrease) in net assets		(9,688,696)		26,144,972
Net assets
Beginning of period		143,769,921		117,624,949

End of period		$ 134,081,225		$ 143,769,921

Undistributed net investment income		$ 24,133		$ 33,486

See Notes to Financial Statements

19

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen High Grade Municipal Bond Fund (the "Fund") is a diversified series of Evergreen Municipal Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge and pay an ongoing distribution fee. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Both Class B and Class C shares pay a higher ongoing distribution fee than Class A. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.42% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. Total amounts subject to recoupment as of November 30, 2003 were $1,297.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended November 30, 2003, the transfer agent fees were equivalent to an annual rate of 0.11% of the Fund's average daily net assets (on an annualized basis).

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% for Class A and 1.00% for Class B and Class C.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $41,199,930 and $45,756,488, respectively, for the six months ended November 30, 2003.

On November 30, 2003, the aggregate cost of securities for federal income tax purposes was $126,989,570. The gross unrealized appreciation and depreciation on securities based on tax cost was $9,545,018 and $81,216, respectively, with a net unrealized appreciation of $9,463,802.

As of May 31, 2003, the Fund had $4,519,517 in capital loss carryovers for federal income tax purposes with $1,585,428 expiring in 2008 and $2,934,089 expiring in 2009.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended November 30, 2003, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended November 30, 2003, the Fund had no borrowings under this agreement.

23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

24

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Executive Officer, Evergreen Investment Company, Inc.; President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 101 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $247.6 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. For more complete information on the fund(s), including investment objective, risks, charges and expenses, please contact your financial advisor or call 800 . 343 . 2898, or visit Evergreeninvestments.com for a free prospectus. Read it carefully before you invest or send money.

*As of November 30, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

564616 rv1   1/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen High Income Municipal Bond Fund

Evergreen High Income Municipal Bond Fund: Semiannual Report as of November 30, 2003

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
26	STATEMENT OF ASSETS AND LIABILITIES
27	STATEMENT OF OPERATIONS
28	STATEMENTS OF CHANGES IN NET ASSETS
29	NOTES TO FINANCIAL STATEMENTS
36	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

January 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Evergreen Shareholder,

We are pleased to provide the semiannual report for the Evergreen High Income Municipal Bond Fund, which covers the six-month period ended November 30, 2003.

The past six months have reinforced the need for diversification and a long-term perspective on the part of investors. Performance in the municipal bond market provided a good example of the importance of these investment disciplines. The investment period began as the U.S. financial markets were contending with the investment implications of the war in Iraq and the potential outcomes of changes in fiscal policy. The Federal Reserve was keeping its target interest rate low, and diversified bond investors were enjoying the fruits of strengthening balance sheets and improved credit quality in the corporate sector. Many states and municipalities were struggling, and investors were unsure of the long-term impact of the tax changes on their investments. For a relatively conservative investment, the municipal market suddenly was fraught with uncertainty.

This uncertainty was heightened by the volatility in market interest rates. The Federal Reserve had just commented on the "possibility of an unwelcome, substantial fall in inflation" at the conclusion of their monetary policy meeting in May. Many bond investors, convinced the Fed was taking rates to zero, drove yields down to

LETTER TO SHAREHOLDERS continued

45-year lows in the U.S. Treasury market. Common market wisdom determined that since the Fed's primary concern was deflation, rates were likely headed lower. Yet when central bankers reduced their target for the federal funds rate by a less than expected 25 basis points in late June, there was a signal to the market that the end of the declining rate policy was in sight. These worries were compounded by optimistic Gross Domestic Product forecasts from Fed Chairman Alan Greenspan during congressional banking committee hearings in July. As a result of these events, the yield on the 10-year Treasury rose from a low of 3.1% in June to 4.6% in late July. The "deflation trade" in bonds had changed from a significant overbought condition to an oversold one in a matter of just six weeks.

In addition to the volatility in the U.S. Treasury market, municipal bond investors had other concerns. For one, the new tax laws, at first glance, posed a potential threat to their market. A second concern involved the poor financial condition of many states and local governments. Yet just as these concerns were reaching a crescendo, economic growth picked up significantly during the summer months. Tax receipts quickly rose. Indeed, the federal budget deficit, which was projected to balloon to $450 billion by fiscal year end September, came in at just under $375 billion. And states, whose projected deficits were estimated to exceed $70 billion, have now whittled that amount down to less than $20 billion, according to several estimates.

The overall bond market began to stabilize in the autumn months as the likelihood that monetary policy makers would keep rates low for the foreseeable future became accepted wisdom. Fed parlance indicated "monetary policy would remain accommodative for a considerable

LETTER TO SHAREHOLDERS continued

period." While the majority of economic data dramatically improved in recent months, the Fed continued to deliver this message. Despite the fastest economic growth in almost 20 years, central bankers did not waiver from this theme: rates would remain low until sustainable payroll growth was evident or unless incipient pricing pressures developed in the overall economy.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

FUND AT A GLANCE

as of November 30, 2003

MANAGEMENT TEAM

B. Clark Stamper
Stamper Capital & Investments, Inc.
Lead Manager

CURRENT INVESTMENT STYLE2

PERFORMANCE AND RETURNS1

Portfolio inception date: 3/21/1985

	Class A	Class B	Class C	Class I
Class inception date	12/1/1994	3/21/1985	8/18/1997	10/6/1997

6-month return with sales charge	-3.12%	-3.70%	-0.72%	N/A

6-month return w/o sales charge	1.66%	1.30%	1.30%	1.81%

Average annual return*

1 year with sales charge	-0.97%	-1.80%	1.14%	N/A

1 year w/o sales charge	3.94%	3.20%	3.19%	4.23%

5 year	2.93%	2.86%	2.99%	4.20%

10 year	4.50%	4.30%	4.19%	4.92%

* Adjusted for maximum applicable sales charge, unless noted.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen High Income Municipal Bond Fund Class A shares,1 versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

FUND AT A GLANCE continued

This space left intentionally blank

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, C and I prior to their inception is based on the performance of Class B, the original class offered by the fund's predecessor fund, Davis Tax-Free High Income Fund. The historical returns for Classes A, C and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and I would have been higher.

Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 9/30/2003.

The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The fund's yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

All data is as of November 30, 2003, and subject to change.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended November 30, 2003 (unaudited)
		Year Ended May 31,				Year Ended September 30,
CLASS A		2003	2002	2001	2000[1,2]	1999[2]	1998[2]
Net asset value, beginning of period	$8.72	$8.70	$8.65	$8.34	$8.66	$9.19	$9.22
Income from investment operations
Net investment income	0.12	0.31	0.40	0.48	0.32	0.47	0.54
Net realized and unrealized gains or losses on securities	0.02	0.02	0.04	0.30	-0.27	-0.52	0.04
Total from investment operations	0.14	0.33	0.44	0.78	-0.05	-0.05	0.58
Distributions to shareholders from
Net investment income	-0.12	-0.31	-0.39	-0.47	-0.37	-0.48	-0.56
Net realized gains	0	0	0	0	0	0	-0.05
Total distributions to shareholders	-0.12	-0.31	-0.39	-0.47	-0.37	-0.48	-0.61
Net asset value, end of period	$8.74	$8.72	$8.70	$8.65	$8.34	$8.66	$9.19
Total return[3]	1.66%	3.88%	5.20%	9.61%	0.58%	-0.61%	6.53%
Ratios and supplemental data
Net assets, end of period (thousands)	$528,524	$514,377	$396,272	$180,898	$133,552	$174,441	$243,878
Ratios to average net assets
Expenses[4]	0.99%[5]	0.96%	0.83%	0.90%	1.03%[5]	1.06%	1.04%
Net investment income	2.81%[5]	3.53%	4.39%	5.49%	5.75%[5]	5.30%	5.37%
Portfolio turnover rate	48%	68%	79%	68%	30%	73%	126%

[1]   For the eight months ended May 31, 2000. The Fund changed its fiscal year end from September 30 to May 31, effective May 31, 2000.

[2]   Effective at the close of business on March 17, 2000, Evergreen High Income Municipal Bond Fund acquired the net assets of Davis Tax-Free High Income Fund, Inc. Davis Tax-Free High Income Fund, Inc. was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to March 20, 2000 are those of Class A shares of Davis Tax-Free High Income Fund, Inc.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended November 30, 2003 (unaudited)
		Year Ended May 31,				Year Ended September 30,
CLASS B		2003	2002	2001	2000[1,2]	1999[2]	1998[2]
Net asset value, beginning of period	$8.70	$8.68	$8.62	$8.31	$8.63	$9.16	$9.19
Income from investment operations
Net investment income	0.09	0.25	0.33	0.42	0.28	0.41	0.49
Net realized and unrealized gains or losses on securities	0.02	0.02	0.06	0.30	-0.28	-0.53	0.02
Total from investment operations	0.11	0.27	0.39	0.72	0	-0.12	0.51
Distributions to shareholders from
Net investment income	-0.09	-0.25	-0.33	-0.41	-0.32	-0.41	-0.49
Net realized gains	0	0	0	0	0	0	-0.05
Total distributions to shareholders	-0.09	-0.25	-0.33	-0.41	-0.32	-0.41	-0.54
Net asset value, end of period	$8.72	$8.70	$8.68	$8.62	$8.31	$8.63	$9.16
Total return[3]	1.30%	3.11%	4.54%	8.81%	0.01%	-1.39%	5.74%
Ratios and supplemental data
Net assets, end of period (thousands)	$221,363	$238,399	$208,427	$195,029	$175,826	$228,440	$255,300
Ratios to average net assets
Expenses[4]	1.69%[5]	1.70%	1.59%	1.65%	1.79%[5]	1.82%	1.80%
Net investment income	2.12%[5]	2.80%	3.70%	4.76%	5.01%[5]	4.54%	4.62%
Portfolio turnover rate	48%	68%	79%	68%	30%	73%	126%

[1]   For the eight months ended May 31, 2000. The Fund changed its fiscal year end from September 30 to May 31, effective May 31, 2000.

[2]   Effective at the close of business on March 17, 2000, Evergreen High Income Municipal Bond Fund acquired the net assets of Davis Tax-Free High Income Fund, Inc. Davis Tax-Free High Income Fund, Inc. was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to March 20, 2000, are those of Class B shares of Davis Tax-Free High Income Fund, Inc.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended November 30, 2003 (unaudited)
		Year Ended May 31,				Year Ended September 30,
CLASS C		2003	2002	2001	2000[1,2]	1999[2]	1998[2]
Net asset value, beginning of period	$8.75	$8.73	$8.68	$8.37	$8.69	$9.22	$9.25
Income from investment operations
Net investment income	0.09	0.25	0.33	0.43	0.28	0.42	0.49
Net realized and unrealized gains or losses on securities	0.02	0.02	0.05	0.29	-0.28	-0.54	0.03
Total from investment operations	0.11	0.27	0.38	0.72	0	-0.12	0.52
Distributions to shareholders from
Net investment income	-0.09	-0.25	-0.33	-0.41	-0.32	-0.41	-0.50
Net realized gains	0	0	0	0	0	0	-0.05
Total distributions to shareholders	-0.09	-0.25	-0.33	-0.41	-0.32	-0.41	-0.55
Net asset value, end of period	$8.77	$8.75	$8.73	$8.68	$8.37	$8.69	$9.22
Total return[3]	1.30%	3.11%	4.41%	8.77%	0.05%	-1.34%	5.74%
Ratios and supplemental data
Net assets, end of period (thousands)	$233,399	$240,631	$124,281	$64,890	$32,942	$41,642	$36,594
Ratios to average net assets
Expenses[4]	1.69%[5]	1.70%	1.58%	1.65%	1.77%[5]	1.83%	1.77%
Net investment income	2.12%[5]	2.75%	3.65%	4.70%	5.02%[5]	4.53%	4.65%
Portfolio turnover rate	48%	68%	79%	68%	30%	73%	126%

[1]   For the eight months ended May 31, 2000. The Fund changed its fiscal year end from September 30 to May 31, effective May 31, 2000.

[2]   Effective at the close of business on March 17, 2000, Evergreen High Income Municipal Bond Fund acquired the net assets of Davis Tax-Free High Income Fund, Inc. Davis Tax-Free High Income Fund, Inc. was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to March 20, 2000, are those of Class C shares of Davis Tax-Free High Income Fund, Inc.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended November 30, 2003 (unaudited)
		Year Ended May 31,				Year Ended September 30,
CLASS I1		2003	2002	2001	2000[2,3]	1999[3]	1998[3,4]
Net asset value, beginning of period	$8.72	$8.70	$8.64	$8.33	$8.66	$9.19	$9.20
Income from investment operations
Net investment income	0.14	0.33	0.42	0.52	0.33	0.48	0.54
Net realized and unrealized gains or losses on securities	0.02	0.02	0.05	0.29	-0.28	-0.52	0.03
Total from investment operations	0.16	0.35	0.47	0.81	0.05	-0.04	0.57
Distributions to shareholders from
Net investment income	-0.14	-0.33	-0.41	-0.50	-0.38	-0.49	-0.53
Net realized gains	0	0	0	0	0	0	-0.05
Total distributions to shareholders	-0.14	-0.33	-0.41	-0.50	-0.38	-0.49	-0.58
Net asset value, end of period	$8.74	$8.72	$8.70	$8.64	$8.33	$8.66	$9.19
Total return	1.81%	4.15%	5.59%	9.90%	0.63%	-0.51%	6.34%
Ratios and supplemental data
Net assets, end of period (thousands)	$25,940	$10,623	$3,964	$1,452	$189	$1,292	$883
Ratios to average net assets
Expenses[5]	0.70%[6]	0.70%	0.58%	0.66%	0.83%[6]	0.93%	0.93%[6]
Net investment income	3.16%[6]	3.70%	4.64%	5.70%	5.95%[6]	5.43%	5.49%[6]
Portfolio turnover rate	48%	68%	79%	68%	30%	73%	126%

[1]   Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

[2]   For the eight months ended May 31, 2000. The Fund changed its fiscal year end from September 30 to May 31, effective May 31, 2000.

[3]   Effective at the close of business on March 17, 2000, Evergreen High Income Municipal Bond Fund acquired the net assets of Davis Tax-Free High Income Fund, Inc. Davis Tax-Free High Income Fund, Inc. was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to March 20, 2000 are those of Class Y shares of Davis Tax-Free High Income Fund, Inc.

[4]   For the period from October 6, 1997 (commencement of class operations), to September 30, 1998.

[5]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[6]   Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

November 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS 100.4%
AIRPORT 4.6%
Atlanta, GA Arpt. Facs. RB, 5.75%, 01/01/2009	AAA	$ 400,000	$ 409,420
Austin, TX Arpt. Sys. RB, 6.00%, 11/15/2010	AAA	560,000	615,014
Chicago, IL O'Hare Intl. Arpt. RB, Ser. A, 5.625%, 01/01/2015	AAA	5,000,000	5,418,850
Cleveland, OH Arpt. Sys. RB, Ser. A, 6.25%, 01/01/2020	AAA	4,930,000	5,049,355
Houston, TX Arpt. Sys. RB, Spl. Facs., Continental Airlines Proj.:
Ser. E, 5.875%, 07/01/2012	AAA	1,000,000	1,109,800
Ser. E, 6.75%, 07/01/2029	B-	10,000,000	8,822,900
Massachusetts Port Auth. RB, US Airways Proj.:
5.25%, 09/01/2011	AAA	1,480,000	1,561,607
5.25%, 09/01/2012	AAA	1,535,000	1,619,640
5.25%, 09/01/2013	AAA	1,610,000	1,698,776
Metropolitan Washington, DC Arpt. Auth. RB, 5.75%, 10/01/2011	AAA	5,750,000	6,049,748
New Jersey EDA RB, Continental Airlines, Inc. Proj., 6.25%, 09/15/2029	B	5,000,000	4,240,800
New York, NY IDA RB, Japan Airlines Co. Proj., 6.00%, 11/01/2015	AAA	515,000	547,007
Port Auth. NY & NJ Spl. Obl. RB:
6.25%, 12/01/2009	AAA	7,500,000	8,674,800
9.00%, 12/01/2006	B-	190,000	192,641
46,010,358
CAPITAL IMPROVEMENTS 0.5%
Morris Cnty., NJ Impt. Auth. RB:
3.00%, 08/15/2008	AAA	1,105,000	1,135,156
5.00%, 08/15/2005	AAA	1,070,000	1,134,628
5.00%, 08/15/2006	AAA	1,105,000	1,201,168
5.00%, 08/15/2007	AAA	1,105,000	1,220,384
4,691,336
COMMUNITY DEVELOPMENT DISTRICT 0.1%
California CDA RB, 1.85%, 05/15/2029 VRDN	A	50,000	50,000
Los Angeles, CA Cmnty. Redev. Agcy. Tax Allocation RB, Prerefunded, Ser. G, 6.75%, 07/01/2010	AAA	250,000	251,150
Los Angeles, CA Cmnty. Redev. Agcy. Tax Allocation RB, ETM, Ser. G, 6.75%, 07/01/2010	BBB	680,000	683,128
984,278
CONTINUING CARE RETIREMENT COMMUNITY 1.8%
Albuquerque, NM Hlth. Care Sys. RB, Lovelace Med. Foundation Proj., 12.00%, 03/01/2011	A	120,000	121,015
Allegany Cnty., MD IDRB, Morgan Manor Care Ctr., 12.45%, 02/01/2027	A	885,000	1,004,732
Belmont Cnty., OH Hlth. Sys. RB, East Ohio Regl. Hosp., 5.80%, 01/01/2018	BB	3,000,000	2,370,540
Brevard, NC Hsg. Auth. RB, Ascend Healthcare, Inc., 7.50%, 03/01/2028 (g)	NR	500,000	295,000
Charlotte, NC Hsg. Auth. RB, Ascend Healthcare, Inc., 7.50%, 03/01/2028 (g)	NR	500,000	345,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
CONTINUING CARE RETIREMENT COMMUNITY continued
Columbia Cnty., PA IDA RB, Orangeville Nursing Ctr. Associates, 9.00%, 12/01/2012	NR	$ 400,000	$ 394,712
Crossville, TN Hlth. & Ed. Board RB, Mtge. First Century Place, 7.75%, 06/01/2013	NR	500,000	502,380
Escambia Cnty., FL Hlth. Facs. Auth. RB, 5.95%, 07/01/2020	AAA	7,550,000	7,961,097
Gainesville, GA Redev. Auth. RB, First Mtge. Autumn Breeze, Ser. A, 8.00%, 04/01/2026 (g)	NR	200,000	129,980
Kentucky EDFA RRB, Retirement Hsg. Foundation, 1.95%, 12/01/2028 VRDN	A	150,000	150,000
New York Med. Care Facs. Fin. Agcy. RB, Long Term Hlth. Care, Ser. B, 7.375%, 11/01/2011	AAA	1,100,000	1,128,050
Pell City, AL Spl. Care Facs. Fin. Auth. RB, Ser. A, 8.50%, 07/01/2018	NR	500,000	510,080
Savannah, GA EDA RB, First Mtge. Coastal Care Resources, 7.75%, 09/01/2027 (g)	NR	1,000,000	500,000
South Carolina Jobs Econ. RB, Ebenezer Nursing, 6.90%, 01/20/2037	AAA	2,300,000	2,557,715
17,970,301
EDUCATION 3.5%
Appalachian Univ., NC RB, 6.20%, 05/15/2024	AAA	3,400,000	3,548,206
Austin, TX Independent Sch. Dist. RB, 5.60%, 08/01/2009	AAA	745,000	821,474
Berkeley Cnty., SC Sch. Dist. COP, Berkeley Sch. Facs. Group, Inc., 6.30%, 02/01/2016	AAA	2,225,000	2,289,703
Botkins, OH Sch. Dist. RB, 7.20%, 12/01/2009	AAA	250,000	251,228
California Edl. Facs. Auth. RB, 5.75%, 06/01/2018	AAA	1,280,000	1,386,061
California State Univ., Hsg. Sys. RRB, 5.90%, 11/01/2021	AAA	2,000,000	2,208,040
Clemson Univ., SC COP, 6.90%, 12/01/2007	AAA	75,000	77,104
District of Columbia Friendship Pub. Charter Sch., Inc. RB, 5.25%, 06/01/2033	A	500,000	501,200
Florida Agricultural & Mechanical RB, 6.50%, 07/01/2023	AAA	445,000	446,833
Grand Ledge, MI Sch. Dist. RB, 6.60%, 05/01/2024	AAA	7,500,000	7,824,525
Gwinnett Cnty., GA Sch. Dist. RB, 5.375%, 02/01/2009	AA+	1,400,000	1,418,298
Illinois Ed. Facs. Auth. RRB, 5.50%, 11/15/2019	BBB-	500,000	395,775
Indianapolis, IN Sch. Bldg. Corp. RB, 6.10%, 01/15/2020	AAA	1,200,000	1,261,608
Lake Central, IN Multi-Dist. Sch. RB, 4.40%, 01/15/2010	AAA	775,000	836,086
Lansing, MI Cmnty. College RB, 4.00%, 05/01/2004	AAA	1,825,000	1,847,009
Las Cruces, NM Sch. Dist. No. 2 RB, 4.00%, 08/01/2004	AAA	1,600,000	1,630,864
Los Angeles, CA Unified Sch. Dist. RB, Ser. A, 4.75%, 04/01/2013	AAA	300,000	300,831
Manheim, PA Central Sch. Dist. RB, 5.90%, 05/15/2008	AAA	1,060,000	1,083,649
Massachusetts Hlth. & Edl. Facs. Auth. RB:
7.20%, 07/01/2009	AAA	35,000	35,891
8.30%, 07/01/2004	A-	125,000	125,711
Massachusetts Hlth. & Edl. RB, Ser. D, 6.50%, 07/01/2022	AAA	1,665,000	1,711,370
Michigan Higher Ed. Facs. Auth. RRB, Refunding Ltd. Obligation Hope College Proj., 7.00%, 10/01/2013	AAA	1,580,000	1,670,392
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Missouri Sch. Boards Assn. COP, 7.375%, 03/01/2006	AAA	$ 65,000	$ 66,006
Montevallo, AL American Village Pub. Ed. RB, 6.75%, 02/01/2031	AAA	900,000	926,244
Orleans Parish, LA Sch. Board RB, 0.00%, 02/01/2008 (n)	AAA	120,000	100,802
University of Colorado RB, 7.00%, 06/01/2009	A+	2,700,000	2,780,568
35,545,478
ELECTRIC REVENUE 4.6%
Illinois Dev. Fin. Auth. PCRB, 7.375%, 07/01/2021	AAA	7,275,000	8,461,625
Massachusetts Muni. Wholesale Elec. Co. RB, Ser. B, 5.00%, 07/01/2012	AAA	1,000,000	1,042,920
Salt River, AZ Agricultural Impt. & Pwr. Dist. Elec. Sys. RB, Ser. C, 4.80%, 01/01/2007	AA	3,195,000	3,475,904
Seattle, WA Muni. Light & Pwr. RB:
5.00%, 11/01/2007	AAA	22,820,000	25,266,761
5.00%, 11/01/2009	AAA	7,155,000	8,029,913
46,277,123
GENERAL OBLIGATION - LOCAL 6.4%
Allegheny Cnty., PA GO, Ser. C-43, 5.80%, 09/15/2009	AAA	2,300,000	2,385,629
Birmingham Carraway, AL GO, 5.10%, 08/15/2004	AAA	100,000	102,601
Bristol, CT GO, 7.40%, 06/15/2004	AAA	100,000	102,360
Clackamas Cnty., OR Sch. Dist. 12 GO, 2.00%, 06/15/2004	AAA	1,280,000	1,286,131
Clark Cnty., NV Sch. Dist. GO:
5.90%, 06/15/2011	AAA	19,000,000	21,185,190
6.50%, 06/15/2006	AAA	1,000,000	1,118,330
Detroit, MI City Sch. Dist. GO, Ser. A, 5.70%, 05/01/2025	AAA	2,000,000	2,231,920
District of Columbia GO:
5.75%, 06/01/2007	AAA	405,000	414,570
5.90%, 06/01/2006	AAA	2,000,000	2,088,440
Douglas, Cnty., CO Sch. Dist. No. 1 GO, 6.40%, 12/15/2011	AAA	1,000,000	1,064,640
Garner, NC GO, 6.50%, 06/01/2006	AA-	275,000	286,742
Hamilton Creek, CO Metro. Dist. GO, 11.25%, 12/01/2004 (g)	NR	180,000	169,085
Lake Cnty., IL First Sch. Dist. GO, 0.00%, 12/01/2003 (n)	AAA	1,900,000	1,899,829
Le Mars, IA GO, Ser. A, 5.60%, 06/01/2008	AAA	390,000	413,560
Leander, TX Independent Sch. Dist. GO, 0.00%, 08/15/2028 (n)	AAA	22,055,000	5,192,850
Maricopa Cnty., AZ Sch. Dist. 210 GO, 5.50%, 07/01/2017	AA	2,000,000	2,212,620
Mentor, OH GO, 7.15%, 12/01/2011	AA+	500,000	535,100
Milwaukee, WI GO, Ser. K, 5.00%, 06/15/2010	AA	1,500,000	1,673,145
Mount Clemens, MI GO, 4.00%, 11/01/2006	AAA	185,000	188,604
New Bedford, MA GO, 5.75%, 03/01/2006	BBB+	300,000	305,643
New York, NY GO:
5.75%, 08/01/2014	A	75,000	76,350
Ser. B, 7.50%, 02/01/2005	A	1,775,000	1,792,187
Ser. F, 5.125%, 08/01/2013, (Insd. by MBIA)	AAA	2,675,000	2,909,731
Palm Beach Cnty., FL Sch. Dist. GO, 5.00%, 08/01/2004	AAA	10,000,000	10,260,400
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL continued
Washington, MD Suburban Dist. GO, 4.00%, 06/01/2005	AAA	$ 2,000,000	$ 2,081,620
Wichita, KS GO, 5.65%, 09/01/2008	AA	300,000	302,583
Wilson Cnty., TN COP, 6.25%, 06/30/2015	A	1,500,000	1,574,550
Zanesville, OH GO, Ser. A, 6.90%, 12/01/2009	AAA	480,000	493,464
64,347,874
GENERAL OBLIGATION - STATE 18.8%
California GO, 6.25%, 10/01/2019	BBB	15,000	15,393
Connecticut GO:
Ser. C:
5.00%, 05/01/2007	AA	4,850,000	5,334,321
6.50%, 11/01/2007	AA	1,000,000	1,147,550
Ser. D, 5.00%, 08/01/2008	AAA	5,000,000	5,583,200
Delaware GO, Ser. A, 4.50%, 08/01/2006	AAA	13,500,000	14,518,305
Georgia GO:
6.00%, 07/01/2004	AAA	1,730,000	1,779,738
Ser. D, 6.00%, 09/01/2007	AAA	5,300,000	6,056,681
Maryland GO, 5.00%, 08/01/2007	AAA	10,000,000	11,069,900
Massachusetts GO, 5.25%, 01/01/2013	AAA	10,000,000	10,861,800
Michigan GO, 5.00%, 12/01/2007	AAA	16,005,000	17,797,880
Minnesota GO:
4.00%, 08/01/2005	AAA	15,230,000	15,916,720
5.00%, 10/01/2004	AAA	5,675,000	5,860,062
New Hampshire GO, 0.00%, 08/01/2004 (n)	AA+	1,700,000	1,687,318
New Jersey GO, 5.00%, 07/15/2007	AA	15,000,000	16,508,100
North Carolina GO, 5.00%, 05/01/2006 #	AAA	10,000,000	10,816,400
Ohio GO:
4.50%, 06/15/2004	AA+	1,000,000	1,018,390
4.75%, 02/01/2018	AA+	13,500,000	14,967,720
5.05%, 08/01/2010	AA+	2,745,000	2,941,816
6.20%, 08/01/2011	AA+	4,500,000	4,950,540
Pennsylvania GO, 5.375%, 05/15/2015	AAA	1,000,000	1,104,520
South Carolina GO:
2.50%, 04/01/2007	AAA	11,220,000	11,436,883
Ser. B, 5.00%, 08/01/2006	AAA	8,300,000	8,924,990
Washington GO:
5.25%, 09/01/2005	AA+	7,300,000	7,786,326
Ser. 96-A, 5.75%, 07/01/2013	AA+	7,190,000	7,653,467
Ser. R, 5.50%, 09/01/2007	AA+	3,500,000	3,923,185
189,661,205
HOSPITAL 11.4%
Allegheny Cnty., PA Hosp. Dev. Auth. RB:
5.75%, 05/15/2027	B-	2,500,000	1,273,975
9.25%, 11/15/2030	B	17,500,000	18,372,375
California CDA COP, 1.85%, 05/15/2029 VRDN	A	100,000	100,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
California Hlth. Facs. Fin. Auth. RB:
6.25%, 09/01/2015	BBB	$ 250,000	$ 253,388
Cnty. Program, Ser. B, 7.20%, 01/01/2012	AAA	120,000	122,712
Carson City, NV Hosp. RB, 5.125%, 09/01/2029 #	AA	1,750,000	1,751,855
Clarksville, IN RB, 1.95%, 12/01/2025 VRDN	A	150,000	150,000
Connecticut Hlth. & Ed. Facs. Auth. RB:
6.625%, 07/01/2014	AAA	295,000	307,597
6.625%, 07/01/2018	AAA	200,000	202,880
Newington Children's Hosp., Ser. B, 6.05%, 07/01/2010, (Insd. by MBIA)	AAA	1,000,000	1,047,370
Dade Cnty., FL Hlth. Fac. Hosp. RB, 5.25%, 05/15/2013	AAA	4,550,000	4,609,696
Harris Cnty., TX Hlth. Facs. Hosp. RB, Hosp. Proj., 6.375%, 10/01/2024	AAA	1,280,000	1,348,902
Hawaii Dept. of Budget & Fin. RRB, 6.50%, 07/01/2022	AAA	3,000,000	3,042,720
Huntington Cnty., PA Hosp. Auth. RB, 7.875%, 08/01/2011	AA	1,010,000	1,031,442
Illinois Hlth. Facs. Auth. RB:
5.75%, 11/01/2022	AAA	1,400,000	1,418,648
6.125%, 11/01/2007	AAA	3,625,000	3,674,699
7.60%, 08/15/2010	AAA	624,000	645,777
Indiana Hlth. Facs. Hosp. RB:
6.40%, 05/01/2012	AAA	7,500,000	7,734,750
6.80%, 01/01/2017	AAA	515,000	520,845
Cmnty. Hosp. Proj., 6.85%, 07/01/2022	AAA	3,255,000	3,302,426
Jacksonville, FL Hlth. Facs. Hosp. RB:
Ser. A, 8.00%, 10/01/2006	NR	440,000	430,861
Ser. A, 8.00%, 10/01/2015	NR	7,425,000	7,185,767
Ser. B, 8.00%, 10/01/2015	NR	475,000	459,695
Univ. Med. Ctr. Proj., 6.60%, 02/01/2021	AAA	1,325,000	1,351,765
Jacksonville, FL Univ. Med. Ctr. RB, 6.60%, 02/01/2013	AAA	275,000	280,555
Jefferson Parish, LA Hosp. Dist. 2 RB, 5.25%, 12/01/2015	AAA	415,000	440,348
Lakewood, OH Hosp. Impt. RB, Lakewood Hosp., 6.00%, 02/15/2010	AAA	375,000	375,604
Langhorne, PA Hosp. Auth. RB, 7.00%, 06/15/2015	AAA	405,000	415,307
Lehigh Cnty., PA Gen. Purpose Auth. RB, Ser. A, 6.00%, 07/01/2025	AAA	1,000,000	1,044,250
Louisiana Pub. Facs. Auth. Hosp. RB:
5.75%, 05/15/2011	AAA	80,000	91,557
6.00%, 11/01/2022	AAA	250,000	253,413
6.50%, 11/01/2014	AAA	350,000	357,227
7.00%, 11/01/2005	AAA	100,000	102,555
Macon Cnty., GA Med. Foundation, Inc. RRB, Flint River Cmnty. Hosp., 9.00%, 03/01/2011	NR	750,000	751,013
Madison Cnty., IN Hosp. Auth. Facs. RB, Ser. A, 8.00%, 01/01/2014	AAA	1,585,000	1,627,082
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Mississippi Hosp. Equipment & Facs. RB:
6.40%, 01/01/2007	AAA	$ 205,000	$ 213,169
6.50%, 05/01/2010	AAA	1,000,000	1,087,440
6.70%, 01/01/2018	AAA	940,000	944,512
New Castle, PA Area Hosp. Auth. RRB:
Ser. A, 6.50%, 11/15/2009 (g)	B+	1,020,000	507,011
Ser. A, 6.50%, 11/15/2017 (g)	B+	1,170,000	577,477
New Jersey Hlth. Care Facs. RB:
5.50%, 07/01/2014	AAA	685,000	700,851
5.75%, 07/01/2016	AAA	3,330,000	3,532,930
6.50%, 07/01/2021	AAA	1,185,000	1,192,738
6.75%, 07/01/2024	BBB-	4,280,000	4,501,105
New York Dormitory Auth. RB, 5.75%, 07/01/2012	A	900,000	1,004,490
New York Med. Care Facs. Fin. Agcy. RB:
7.35%, 02/15/2029	AAA	275,000	288,255
7.40%, 11/01/2004	AAA	565,000	578,419
7.50%, 11/01/2011	AAA	585,000	609,307
New York Med. Care Facs. Fin. RB, Ser. A, 5.25%, 08/15/2014	AA-	2,000,000	2,057,500
North Central, TX Hlth. Fac. Dev. RB, 5.75%, 08/15/2013	AAA	5,550,000	5,569,314
Orange Cnty., FL Hlth. Facs. Auth. RB, 6.00%, 11/01/2024	AAA	300,000	304,032
Peninsula Ports Auth., VA Hosp. Facs. RRB, 8.70%, 08/01/2023	AAA	495,000	577,962
Pennsylvania Higher Ed. Fac. Hlth. Svcs. RB, 5.875%, 11/15/2021	AAA	1,100,000	1,231,340
Philadelphia, PA Hosp. & Higher Ed. Facs. RB, 6.15%, 07/01/2005	BBB+	2,100,000	2,252,985
Piedmont, NC HDA First Mtge. RRB, Nash Grove Manor, Inc., 8.00%, 01/01/2013	NR	500,000	500,705
Rhode Island Hlth. & Ed. Bldg. RB, 6.50%, 11/15/2024	AAA	990,000	1,003,949
Rio Grande Valley, TX Hlth. Facs. Hosp. RB:
6.25%, 08/01/2006	AAA	3,160,000	3,204,335
6.375%, 08/01/2022	AAA	1,650,000	1,673,314
Saginaw, MI Hosp. Fin. Auth. RB, 6.00%, 07/01/2021	AAA	1,780,000	1,786,515
Saint Mary, PA Hosp. Auth. RB, Ser. A, 5.00%, 12/01/2006	AA	1,645,000	1,801,357
San Antonio, TX Hlth. Facs. RB, 8.25%, 12/01/2019	NR	1,250,000	1,265,775
Sayre, PA Hlth. Care Facs. Auth. RB, 6.375%, 07/01/2022	AAA	2,710,000	2,759,582
South Dakota Hlth. & Edl. Facs. Auth. RB, 6.70%, 07/01/2017	AAA	1,700,000	1,769,615
Suffolk Cnty., NY IDA Civic Fac. RB:
Ser. C, 4.70%, 11/01/2009	BBB	380,000	404,305
Ser. C, 4.90%, 11/01/2010	BBB	400,000	426,684
Ser. C, 5.00%, 11/01/2011	BBB	420,000	446,892
Ser. C, 5.10%, 11/01/2012	BBB	440,000	467,289
Tarrant, Cnty., TX Hlth. Fac. RB, Adventist Hlth. Sys., 6.125%, 11/15/2022	AAA	240,000	247,538
University of Arizona Med. Ctr. Hosp. RB, 6.25%, 07/01/2016	AAA	445,000	451,199
Ward Cnty., ND Hlth. Care Facs. RB, St. Joseph Hosp. Corp. Proj., 8.875%, 11/15/2014	AAA	900,000	974,889
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Washington Cnty., OK Med. Auth. RB, J. Phillips Hosp., 6.125%, 11/01/2014	AAA	$ 1,060,000	$ 1,064,123
Wataga, IL Hlth. Facs. RB, 10.00%, 09/01/2016 (g)	NR	1,000,000	490,000
Wichita, KS RB, CSJ Hlth. Sys., 7.20%, 10/01/2015	A	130,000	130,564
Wisconsin Hlth. & Ed. Facs. Auth. RB, RFDF, Inc., 7.375%, 07/15/2027 (g)	NR	1,595,000	398,750
115,077,273
HOUSING 4.0%
Alaska Hsg. Fin. Corp. RB, 6.00%, 06/01/2027	AAA	2,000,000	2,095,260
Austin, TX Hsg. Fin. Corp. SFHRB, 0.00%, 02/01/2016 (n)	C	3,300,000	459,393
Battery Park City, NY Auth. RB, 10.00%, 06/01/2023	AAA	285,000	286,422
Bryan Cnty., OK EDA SFHRB, 8.60%, 07/01/2010	B	350,000	308,021
Burnsville, MN MHRB, 5.75%, 07/01/2011	AAA	960,000	981,600
California Hsg. Fin. Agcy. RB, Ser. A, 6.55%, 08/01/2026	AAA	280,000	288,506
Colorado HFA RB, Ser. B 2, 7.00%, 05/01/2026	AA+	400,000	404,340
Cook Cnty., IL SFHRB, 0.00%, 07/01/2015 (n)	BB	20,000	5,717
Corpus Christi, TX HFA SFHRB, Ser. A, 7.70%, 07/01/2011	AAA	280,000	283,447
De Kalb Cnty., GA MHRB, 5.00%, 09/01/2011	AAA	960,000	1,018,176
Delaware Hsg. Auth. RB, 7.20%, 12/01/2021	AA+	635,000	635,895
District of Columbia HFA RB, 7.75%, 09/01/2016	AAA	177,500	177,869
Duval Cnty., FL SFHRB:
0.00%, 10/01/2032 (n)	AAA	1,200,000	169,752
6.30%, 06/01/2029	AAA	925,000	964,590
East Baton Rouge, LA Mtge. Fin. Auth. SFHRB, 0.00%, 10/01/2014 (n)	AAA	1,345,000	770,107
Florida HFA RB:
0.00%, 12/01/2029, (Insd. by FSA) (n)	AAA	5,545,000	1,126,910
0.00%, 07/01/2030, (Insd. by FSA) (n)	AAA	9,415,000	1,559,595
Franklin Cnty., OH MHRB, 6.50%, 03/01/2026	AA	485,000	521,453
Houston, TX Hsg. Fin. Corp. RRB, Ser. A, 8.00%, 06/01/2014	A	5,000	5,020
Idaho Hsg. Agcy. RB, 6.85%, 07/01/2024	AA	205,000	207,005
Illinois HDA MHRB, 0.00%, 07/01/2025 (n)	AAA	1,547,396	196,488
Lake Charles, LA Non Profit Hsg. RB, Dev. Corp., Ser. A, 7.875%, 02/15/2025	AAA	2,415,000	2,506,045
Leon Cnty., FL HFA SFHRB, Multi-Cnty. Proj., Ser. B, 6.25%, 07/01/2019, (Insd. by GNMA)	AAA	145,000	152,143
Loma Linda, CA Collateralized RRB, Multifamily Redlands, 7.375%, 06/01/2009	AAA	785,000	808,942
Los Angeles, CA MHRB:
7.30%, 07/20/2011	AAA	150,000	150,296
8.10%, 05/01/2017, (Insd. by GNMA)	AAA	45,000	46,001
Louisiana Govt. Environmental Facs. & CDA RB, 6.00%, 09/01/2035	BBB+	215,000	206,166
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Luzerne Cnty., PA Hsg. Corp. RB, 8.125%, 12/01/2008	BBB	$ 405,000	$ 405,676
Manatee Cnty., FL HFA Mtge. RB, 0.00%, 10/01/2015 (n)	BBB	8,680	2,555
Manchester, NH Hsg. & Redev. Auth. RB:
Ser. B, 0.00%, 01/01/2019, (Insd. by ACA) (n)	AA	2,570,000	1,163,593
Ser. B, 0.00%, 01/01/2020, (Insd. by ACA) (n)	AA	1,640,000	694,688
Massachusetts HFA RB:
6.375%, 04/01/2021	A+	15,000	15,329
6.60%, 12/01/2026	AA	95,000	98,007
Ser. A, 6.15%, 10/01/2015, (Insd. by AMBAC)	AAA	25,000	25,513
New York Dorm. Auth. RB, 5.25%, 10/01/2007	AAA	5,235,000	5,846,553
Minnesota HFA RB, 6.50%, 01/01/2026	AA+	555,000	563,059
Missouri Hsg. Dev. Commission RB:
7.00%, 09/15/2021	AAA	80,000	80,834
7.00%, 09/15/2022, (Insd. by FHA)	AA+	100,000	101,011
Ser. B, 0.00%, 09/01/2012, (Insd. by FHA) (n)	AA+	450,000	248,206
Mobile, AL Hsg. Assistance Corp. RRB, 7.625%, 08/01/2023, (Insd. by FHA)	AAA	295,000	296,437
Nebraska Investment Fin. MHRB, Hardy Bldg. Proj., 8.50%, 10/01/2019	NR	410,000	411,287
Nevada Hsg. Division RB, 7.75%, 04/01/2022	AA	55,000	55,091
New Orleans, LA Hsg. Dev. Corp. RB, Tulane Avenue Proj., 7.875%, 06/01/2010	A-	250,000	253,503
New York Mtge. Agcy. RRB, 6.125%, 10/01/2030	AAA	1,835,000	1,874,214
North Carolina Hsg. Fin. & Dev. Auth. SFHRB, Ser. HH, 6.20%, 03/01/2018	AA	730,000	757,776
Odessa, TX Hsg. Fin. Corp. RB, 0.00%, 06/01/2012 (n)	AAA	450,000	322,394
Ohio HFA SFHRB, 0.00%, 01/15/2015 (n)	AAA	25,000	8,454
Oklahoma HFA SFHRB, 0.00%, 09/01/2030 (n)	AAA	1,605,000	307,839
Philadelphia, PA Redev. Auth. Mtge. Corp. RB, 6.95%, 05/15/2024	AAA	750,000	751,117
Pinellas Cnty., FL Hsg. Fin. RB, 6.25%, 10/01/2025	AAA	575,000	587,868
Rhode Island Hsg. & Mtge. Fin. RB:
6.50%, 04/01/2027	AA+	25,000	25,400
Homeownership Corp., 7.55%, 10/01/2022	AA+	25,000	25,033
San Francisco, CA City & Cnty. Redev. Agcy. Mtge. RB, 6.85%, 07/01/2024	AAA	3,250,000	3,258,287
Steventon Parsonage LLC RB, 0.00%, 10/01/2009 (h) (n)	NR	673,072	417,304
Tampa, FL Home Mtge. RB, 0.00%, 10/01/2014, (Insd. by FHA) (n)	BB+	995,000	283,575
Tulare Cnty., CA Hsg. Auth. RB, 7.50%, 08/01/2023	AAA	880,000	903,461
Utah HFA RB, RHA Cmnty. Svcs. Proj., Ser. A, 6.875%, 07/01/2027	NR	1,000,000	940,680
Vermont HFA Home Mtge. RB, Ser. B, 7.60%, 12/01/2024	AAA	140,000	140,230
Washington Hsg. Fin. Commission RB, 5.20%, 12/01/2008	AAA	125,000	130,260
Wisconsin Hsg. & EDA RB, 6.85%, 11/01/2012	AA	95,000	95,162
Wood Glen, TX Hsg. Fin. Corp. RB, Ser. A, 7.65%, 07/01/2022	AAA	1,000,000	1,001,780
Wyoming CDA SFHRB:
Ser. 5, 5.80%, 12/01/2008	AA	455,000	489,534
Ser. A, 7.25%, 06/01/2007	AA	875,000	877,809
39,794,678
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE 16.6%
Bloomington, IL IDRB, 9.875%, 10/01/2006	BBB+	$ 595,000	$ 623,739
Burlington, KS PCRB, Kansas Gas & Elec. Co. Proj., 7.00%, 06/01/2031, (Insd. by MBIA)	AAA	2,715,000	2,837,718
California PCRB:
6.00%, 07/01/2027	AAA	1,020,000	1,033,790
6.40%, 12/01/2024	AAA	23,500,000	23,830,645
Casa Grande, AZ IDA RB, 8.25%, 12/01/2015	NR	970,000	819,747
Clarion Cnty., PA IDA RRB, Beverly Enterprises, Inc., 5.875%, 05/01/2007	NR	500,000	489,165
Clark Cnty., NV IDRB, 6.70%, 06/01/2022	AAA	15,895,000	16,393,308
Clark Cnty., NV IDRRB, 7.20%, 10/01/2022	AAA	1,500,000	1,573,425
Clark Cnty., NV PCRB, 6.60%, 06/01/2019	AAA	4,460,000	4,609,856
Farmington, NM PCRB:
5.875%, 06/01/2023	AAA	5,300,000	5,422,536
7.20%, 04/01/2021	AAA	1,150,000	1,198,530
Humbolt Cnty., NV PCRB, 6.55%, 10/01/2013	AAA	2,500,000	2,603,625
Humphreys Cnty., TN IDRB, 6.70%, 05/01/2024	AA-	9,500,000	9,871,545
Illinois Dev. Fin. Auth. PCRRB, Edison Co. Proj., Ser. D, 6.75%, 03/01/2015, (Insd. by AMBAC)	AAA	3,400,000	3,688,320
Jasper Cnty., IN PCRB, 7.10%, 07/01/2017	AAA	5,390,000	5,584,848
Kanawha Cnty., WV IDRB:
5.50%, 11/01/2008	NR	270,000	253,900
8.00%, 08/01/2020	A-	1,930,000	1,871,444
Lewis & Clark Cnty., MT Env. RB:
5.60%, 01/01/2027	CCC+	200,000	97,524
5.85%, 10/01/2033	CCC+	5,300,000	2,492,219
Liberty Cnty., GA IDA RB, Leconte Properties, Inc., Proj., 7.875%, 12/01/2014	BB	200,000	157,010
Loudoun Cnty., VA IDA RB, 8.75%, 11/01/2024	AAA	3,500,000	3,844,750
Marshall Cnty., WV PCRB, 6.85%, 06/01/2022	AAA	1,000,000	1,037,700
Maryland Indl. Fin. Auth. RB:
5.75%, 07/01/2015	A+	320,000	321,136
7.125%, 07/01/2006	A-	80,000	80,363
Matagorda Cnty., TX Navigation Dist. RB, 6.70%, 03/01/2027	AAA	7,655,000	7,757,347
McKean Cnty., PA IDA RB, Corning Glass Works Proj., 7.75%, 06/01/2005	BB	200,000	217,012
Mercer Cnty., ND PCRB, 6.65%, 06/01/2022	AAA	1,000,000	1,014,360
Mercer Cnty., PA IDA RB, Grumberg Associates, 13.00%, 06/01/2007	BBB	640,000	657,894
Mississippi Business Fin. Corp. RB, 7.15%, 05/01/2016	AA-	150,000	153,503
New Jersey EDA PCRB, Ser. A, 6.40%, 05/01/2032, (Insd. by MBIA)	AAA	200,000	208,178
New Jersey EDA RB:
6.30%, 06/01/2015	AA	1,755,000	1,908,650
Holt Hauling & Warehousing, 8.40%, 12/15/2015 (g)	NR	1,000,000	902,500
Ser. A, 7.65%, 01/01/2014	AAA	1,960,000	2,027,365
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
New York Energy Research & Dev. Auth. PCRRB, 6.05%, 04/01/2034	AAA	$ 1,395,000	$ 1,444,104
Norfolk, VA IDA RB, 6.50%, 12/01/2007	AA	1,700,000	1,717,697
Ohio Air Quality Dev. Auth. PCRB, 6.375%, 12/01/2020	AAA	1,000,000	1,014,030
Oklahoma Dev. Fin. Auth. RB:
4.80%, 08/15/2006	B-	110,000	99,713
5.625%, 08/15/2019	B-	635,000	478,193
5.625%, 08/15/2029	B-	40,000	28,056
5.75%, 08/15/2013	B-	85,000	68,767
5.75%, 08/15/2014	B-	125,000	99,989
Pleasants Cnty., WV PCRB, 6.15%, 05/01/2015	AAA	10,000,000	10,847,300
Prince George's Cnty., MD PCRB, 6.00%, 09/01/2022	A-	390,000	393,179
Russell Cnty., VA IDA RB:
7.70%, 11/01/2007	BBB+	500,000	501,845
Ser. G, 7.70%, 11/01/2007	AAA	200,000	200,760
Saint Charles Parish, LA PCRB:
7.35%, 11/01/2022	A-	3,250,000	2,984,962
7.50%, 06/01/2021	AAA	1,500,000	1,564,725
Salem Cnty., NJ PCRB:
6.15%, 06/01/2029	AAA	10,000,000	10,429,400
E.I. DuPont De Nemours Corp., Ser. A, 6.50%, 11/15/2021	AA-	1,150,000	1,162,535
South Charleston, WV IDRB, Chemical & Plastics, 8.00%, 08/01/2020	A-	3,230,000	3,195,213
South Dakota Econ. Dev. Fin. RB, 4.95%, 04/01/2009	A	590,000	627,483
Warren Cnty., PA IDA RRB, 9.00%, 11/01/2012	NR	250,000	252,828
West Feliciana Parish, LA PCRB:
7.70%, 12/01/2014	BB+	2,725,000	2,822,473
9.00%, 05/01/2015	NR	15,450,000	15,832,388
West Jordan, UT IDRRB, 6.20%, 07/15/2007	BB+	1,455,000	1,444,873
Westmoreland Cnty., PA IDRB, 6.00%, 07/01/2022	AAA	535,000	547,589
Wood Cnty., OH IDRB, Schutz Container Sys. Proj., Ser. A, 7.125%, 06/01/2013	NR	3,405,000	3,927,429
York Cnty., PA IDA RB, 6.45%, 10/01/2019	AAA	440,000	467,135
167,736,318
LEASE 1.4%
Alameda Cnty.,CA COP, Fin. Proj., 6.00%, 09/01/2021	AAA	3,425,000	3,879,498
Lycoming Cnty., PA Hosp. Auth. RB, Ser. E, 6.50%, 07/01/2022	NR	130,000	130,025
Philadelphia, PA Muni. Auth. RB:
6.40%, 11/15/2016	AAA	7,510,000	7,679,801
7.10%, 11/15/2005	AAA	650,000	651,931
Ser. A, 5.625%, 11/15/2018	AAA	250,000	255,557
Rocklin, CA COP, 4.90%, 09/01/2005	AAA	260,000	261,011
St. Louis, MO Muni. Fin. Corp. RB, 0.00%, 07/15/2014, (Insd. by AMBAC) (n)	AAA	1,500,000	879,105
13,736,928
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE 1.5%
Arkansas Fed. Hwy. Grant Anticipation Tax RB, 3.50%, 08/01/2007	AA	$ 5,000,000	$ 5,268,550
Gulf Breeze, FL RB, 7.75%, 12/01/2015	AAA	405,000	415,307
Harrisburg, PA Auth. RB, Pooled Bond Prog. Ser. I, 5.60%, 04/01/2011	AAA	1,000,000	1,111,060
Indiana Commission Port Auth. RB, 6.875%, 05/01/2012	A	1,395,000	1,427,169
Louisiana Pub. Facs. Auth. RB, 8.00%, 10/01/2009 (g)	NR	341,910	59,834
Montana Board of Investment RB, Workers Compensation Prog., 6.875%, 06/01/2011	AAA	2,800,000	3,181,584
Oregon Dept. Administration Svcs. RB, Ser. A, 4.375%, 04/01/2010	AAA	1,600,000	1,730,752
Tampa, FL Guaranteed Entitlement RB, 6.00%, 10/01/2007	AAA	2,040,000	2,333,719
15,527,975
OTHER 0.3%
Brazos River, TX Harbor Navigation Dist. RB, 6.625%, 05/15/2033	A	1,700,000	1,816,960
Upper Potomac River Cmnty., MD RB, 9.125%, 08/01/2015	BBB	1,510,000	1,516,463
3,333,423
PORT AUTHORITY 1.0%
Baltimore, MD Port Facs. RB, E.I. DuPont De Nemours Corp., 6.50%, 12/01/2010	AA-	500,000	512,210
Coastal Wtr. Auth., TX Conveyance Sys. RB, 7.50%, 12/15/2016	AAA	20,000	20,194
Massachusetts Port Auth. RB, 6.00%, 09/01/2021	AAA	300,000	315,156
New York & New Jersey Port Auth. RB:
5.10%, 11/15/2009	AA-	200,000	202,632
Ser. 97, 6.375%, 07/15/2013	AAA	8,200,000	8,688,966
St. Paul, MN Port Auth. IDA RB, Lottery:
Ser. K, 9.50%, 12/01/2014, (Insd. by FGIC)	AAA	200,000	210,364
Ser. N, 10.00%, 12/01/2014, (Insd. by FGIC)	AAA	225,000	237,229
10,186,751
POWER 1.4%
Northern California Pwr. Agcy. Pub. Pwr. RB, 10.00%, 07/01/2004	AAA	1,000,000	1,051,270
Southern Minnesota Muni. Pwr. Agcy. Supply RB, 5.00%, 01/01/2009	AAA	5,000,000	5,117,600
Washington Pub. Pwr. Supply Sys. Nuclear Prog. No 2 RB, 0.00%, 07/01/2004 (n)	AAA	5,450,000	5,413,812
Washington Pub. Pwr. Supply Sys. Nuclear Prog. No 2 RRB, Ser. A, 7.25%, 07/01/2006	AA-	2,705,000	3,086,216
14,668,898
PUBLIC FACILITIES 1.8%
Austin, TX Convention Enterprise, RB:
6.60%, 01/01/2021	BBB-	2,000,000	2,111,420
6.70%, 01/01/2028	BBB-	500,000	529,250
Cleveland, OH Non-Tax RB, 0.00%, 12/01/2009 (n)	AAA	810,000	577,344
Crossings at Fleming Island CDD, FL RB, Ser. A, 5.60%, 05/01/2012	AAA	2,000,000	2,258,560
Miami, FL Sports & Exhibition Auth. RB, 6.15%, 10/01/2020	AAA	1,420,000	1,439,568
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PUBLIC FACILITIES continued
Michigan Muni. Bond Auth. RB, 8.625%, 11/01/2016	A	$ 415,000	$ 426,641
New Orleans, LA Exhibit Hall Hotel RB, 0.00%, 07/15/2006 (n)	AAA	1,400,000	1,209,334
South Carolina Jobs EDA RB, 6.625%, 04/01/2036	BBB-	1,500,000	1,446,510
Spokane, WA Downtown Foundation Parking RB, 5.60%, 08/01/2019	AA	3,970,000	3,970,317
Washoe Cnty., NV Gas Facs. RB, 6.55%, 09/01/2020	AAA	3,000,000	3,120,300
West Jefferson, AL Amusement & Pub. Park Auth. RB, Visionland, Alabama Proj., 7.50%, 12/01/2008	AAA	605,000	654,126
17,743,370
RECREATION 0.1%
Atlanta & Fulton Cnty., GA Recreation RB, 6.20%, 12/01/2005	AA-	1,000,000	1,012,940
RESOURCE RECOVERY 0.7%
California Inland Empire Solid Wst. Auth. RB, 6.00%, 02/01/2006	AAA	1,000,000	1,092,890
Charleston Cnty., SC Solid Wst. RB, 6.50%, 01/01/2009	AAA	1,405,000	1,485,830
Connecticut Solid Wst. Disposal Facs. Dev. Auth. RB, 7.00%, 07/01/2025	AAA	3,000,000	3,309,000
Maine Regional Wst. Sys., MN RB, Ser. P, 6.25%, 07/01/2010	AAA	1,000,000	1,094,280
Pasco Cnty., FL Solid Wst. RB, 6.00%, 04/01/2010	AAA	400,000	456,776
7,438,776
SALES TAX 2.6%
Illinois Sales Tax RB, 5.00%, 06/15/2004	AAA	3,860,000	3,940,404
Metropolitan Atlanta GA, Rapid Trans. Auth. Sales Tax RB, Second Indenture Ser. A, 6.90%, 07/01/2020	AAA	5,000,000	5,270,750
Pennsylvania Convention Ctr. RRB, Ser. A, 6.75%, 09/01/2019, (Insd. by MBIA)	AAA	16,070,000	17,062,001
26,273,155
SOLID WASTE 0.2%
Gulf Coast, TX Wst. Disp. Auth. RB, 6.375%, 04/01/2012	AAA	420,000	425,947
Oxnard, CA Fin. Auth. Solid Wst. RB, 5.75%, 05/01/2010	AAA	1,000,000	1,075,440
Tulsa, OK Pub. Facs. Auth. Solid Wst. RB, Garden Martin Sys. Tulsa, Inc. Proj., 6.95%, 05/01/2007	AAA	350,000	360,063
1,861,450
SPECIAL TAX 0.4%
Connecticut Special Tax Obligation RB, 6.50%, 10/01/2007	AA-	2,250,000	2,624,355
Ontario, CA Redev. Fin. Auth. RB, 5.80%, 08/01/2023	AAA	1,500,000	1,534,530
Orange Cnty., FL Tourist Dev. Tax RB, 6.00%, 10/01/2016	AAA	335,000	336,149
4,495,034
STUDENT LOAN 0.1%
Massachusetts Ed. Loan Auth. RB, 6.00%, 01/01/2012	AAA	205,000	214,086
Nebraska Higher Ed. Loan Prog. RB, 0.00%, 12/15/2015, (Insd. by MBIA) (n)	AAA	2,100,000	952,644
New Jersey Higher Ed. Student Assistance Auth. RB, 5.50%, 06/01/2006	AAA	190,000	205,462
1,372,192
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
TOBACCO REVENUE 3.7%
Tobacco Settlement Auth., IA RRB:
5.30%, 06/01/2025	BBB	$ 2,695,000	$ 2,246,902
5.60%, 06/01/2035	BBB	12,330,000	10,146,110
6.00%, 06/01/2023	BBB	2,785,000	2,608,905
6.125%, 06/01/2032	BBB	4,000,000	3,624,840
6.25%, 06/01/2042	BBB	2,000,000	1,776,860
Tobacco Settlement Fin. Corp., LA RB, 5.875%, 05/15/2039	BBB	9,575,000	8,202,903
Tobacco Settlement Fin. Corp., NJ RB:
5.75%, 06/01/2032	BBB	5,500,000	4,980,965
6.00%, 06/01/2037	BBB	2,000,000	1,742,760
6.125%, 06/01/2042	BBB	2,500,000	2,200,650
Washington Tobacco Settlement Auth. RB, 6.625%, 06/01/2032	BBB	150,000	141,336
37,672,231
TRANSPORTATION 4.8%
Chicago, IL Transit Auth. RB, 4.00%, 06/01/2005	AAA	6,390,000	6,475,370
Foothill/Eastern, CA Corridor Trans. Agcy. RB, 0.00%, 01/01/2004 (n)	AAA	1,000,000	998,980
Indiana Toll Fin. Auth. RB, 5.00%, 07/01/2014	AAA	1,000,000	1,002,650
Indiana Trans. Fin. Auth. RRB, 5.75%, 07/01/2011	AAA	18,960,000	21,101,722
Massachusetts Bay Trans. Auth. RB, 5.25%, 03/01/2013	AAA	1,225,000	1,336,745
New Jersey Turnpike Auth. RB, Ser. C, 6.50%, 01/01/2008	AAA	1,850,000	2,159,597
Osceola Cnty., FL Trans. RB:
0.00%, 04/01/2009 (n)	AAA	250,000	180,998
6.10%, 04/01/2017	AAA	500,000	506,955
Phoenix, AZ Highway User RB, 5.45%, 07/01/2019	AA	4,350,000	4,548,229
Phoenix, AZ Street & Hwy. RB, 6.25%, 07/01/2011	AAA	1,355,000	1,438,061
Rail Connections, Inc., MA RB, Rte. 128 Parking:
Ser. B, 0.00%, 07/01/2023 (n)	AAA	3,855,000	1,351,833
Ser. B, 0.00%, 07/01/2024 (n)	AAA	4,000,000	1,315,120
Ser. B, 0.00%, 07/01/2025 (n)	AAA	4,140,000	1,276,155
Ser. B, 0.00%, 07/01/2026 (n)	AAA	4,195,000	1,212,439
Ser. B, 0.00%, 07/01/2027 (n)	AAA	4,430,000	1,200,441
Ser. B, 0.00%, 07/01/2028 (n)	AAA	4,495,000	1,142,000
Ser. B, 0.00%, 07/01/2029 (n)	AAA	4,640,000	1,105,248
48,352,543
UTILITY 4.3%
Beaver Cnty., PA PCRB, 7.625%, 05/01/2020	BBB	2,900,000	3,149,574
Boone Cnty., KY PCRB, 6.50%, 11/15/2022	BBB	4,000,000	4,093,600
Brazos River Auth., TX RB, 6.70%, 03/01/2017	AAA	15,765,000	16,193,020
Douglas Cnty., WA Pub. Util. Dist. RRB, Ser. B, 2.00%, 09/01/2005 #	AAA	1,815,000	1,833,840
Escambia Cnty., FL Util. Sys. RB, 5.00%, 01/01/2007	AAA	2,000,000	2,188,420
Hawaii Dept. of Budget & Fin RRB, Hawaiian Elec. Co., Inc., 6.60%, 01/01/2025	AAA	5,950,000	6,310,213
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
UTILITY continued
M-S-R Pub. Pwr. Agcy., CA San Juan Proj. RB, 6.00%, 07/01/2022	AAA	$ 605,000	$ 607,474
Montgomery Cnty., MD EDRB, Brink Reservoir Facs., 10.375%, 12/15/2014	A	405,000	424,140
Navajo Cnty., AZ PCRB, 5.875%, 08/15/2028	AAA	400,000	409,284
Owatonna, MN Pub. Util. Commission RB, Ser. A, 5.45%, 01/01/2016	AAA	2,600,000	2,610,270
Santa Fe, NM Util. Wtr. RB, Ser. A, 6.30%, 06/01/2024	AAA	4,700,000	4,824,362
Union Cnty., NJ Util. Solid Wst., Ser. A, 5.00%, 06/01/2015	AAA	325,000	336,781
42,980,978
WATER & SEWER 3.8%
Bixby, OK Pub. Works Auth. Util. RRB, 7.25%, 11/01/2019	AA	1,750,000	1,879,483
Cherokee Cnty., GA Wtr. & Swr. RB, 6.90%, 08/01/2018	AAA	5,000	5,024
Colorado River, TX Muni. Wtr. Sys. RB, 5.00%, 01/01/2005	AAA	5,090,000	5,298,537
Contra Costa, CA Wtr. Dist. RB, Ser. G, 6.00%, 10/01/2011	AAA	4,000,000	4,243,120
Conyers, GA Wtr. & Swr. RB, Ser. A, 6.60%, 07/01/2015, (Insd. by AMBAC)	AAA	3,250,000	3,414,027
Gwinnett Cnty., GA Wtr. & Sewage, Ser. A, 5.00%, 08/01/2006	AAA	3,045,000	3,312,716
Hollister, CA Pwr. Fin. RRB, Swr. Sys. Impt. Proj., 5.75%, 12/01/2011	BBB	3,815,000	3,892,559
Massachusetts Wtr. PCRB, Ser. 1, 5.30%, 08/01/2005	AA-	1,000,000	1,023,280
Northeast Morgan Cnty., AL Wtr. & Swr. RB, Ser. A, 5.50%, 05/01/2015	AAA	500,000	536,245
San Diego, CA Swr. RB, Ser. A, 4.90%, 05/15/2010	AAA	4,750,000	4,859,250
Washoe Cnty., NV Wtr. Facs. RB, 6.65%, 06/01/2017	AAA	10,000,000	10,407,000
38,871,241
Total Municipal Obligations			1,013,624,107

		Shares	Value

SHORT-TERM INVESTMENTS 2.3%
MUTUAL FUND SHARES 2.3%
Evergreen Institutional Municipal Money Market Fund (o) ##		23,258,121	23,258,121
Total Investments (cost $1,034,354,342) 102.7%			1,036,882,228
Other Assets and Liabilities (2.7%)			(27,655,770)
Net Assets 100.0%			$ 1,009,226,458
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS (unaudited) continued

(n)	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.
(g)	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
(v)	Credit ratings are unaudited and rated by Moody's Investors Service where Standard and Poor's ratings are not available.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
#	When-issued security
##	All or a portion of the security has been segregated for when-issued securities.
(h)	No market quotation available. Valued at fair value as determined in good faith under procedures established by the Board of Trustees.

Summary of Abbreviations:
ACA	American Credit Association
AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Association
CDD	Community Development District
COP	Certificates of Participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
ETM	Escrowed To Maturity
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IDRRB	Industrial Development Refunding Revenue Bond
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RHA	Residential Housing Authority
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
VRDN	Variable Rate Demand Note
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS (unaudited) continued

The following table shows the percent of total investments invested by geographic location as of November 30, 2003:

Pennsylvania	6.8%
Washington	6.5%
Texas	6.4%
Nevada	6.1%
New Jersey	6.1%
California	5.7%
Florida	4.7%
Indiana	4.3%
New York	3.9%
Ohio	3.8%
Illinois	3.6%
Louisiana	3.3%
Michigan	3.0%
Massachusetts	2.7%
Minnesota	2.4%
Vermont	2.3%
South Carolina	1.9%
West Virginia	1.7%
Connecticut	1.7%
Georgia	1.7%
Maryland	1.6%
North Carolina	1.5%
Delaware	1.3%
Michigan	1.3%
Arizona	1.2%
New Mexico	1.2%
District of Columbia	0.9%
Iowa	0.9%
Tennessee	0.9%
Hawaii	0.7%
Virginia	0.7%
Rhode Island	0.6%
Arkansas	0.5%
Montana	0.5%
Colorado	0.4%
Oklahoma	0.4%
Alabama	0.3%
Kansas	0.3%
Kentucky	0.3%
New Hampshire	0.3%
Alaska	0.2%
Mississippi	0.2%
North Dakota	0.2%
Oregon	0.2%
South Dakota	0.2%
Utah	0.2%
Wisconsin	0.2%
Maine	0.1%
Missouri	0.1%
Nebraska	0.1%
Wyoming	0.1%
Idaho	0.0%
Non-state specific	3.8%
Total	100.0%
See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2003 (unaudited)

Assets
Identified cost of securities	$ 1,034,354,342
Net unrealized gains on securities	2,527,886

Market value of securities	1,036,882,228
Receivable for securities sold	4,422,112
Receivable for Fund shares sold	1,171,628
Interest receivable	17,969,554
Prepaid expenses and other assets	91,838

Total assets	1,060,537,360

Liabilities
Dividends payable	1,981,228
Payable for securities purchased	45,451,742
Payable for Fund shares redeemed	3,669,562
Due to custodian bank	51,565
Advisory fee payable	40,399
Distribution Plan expenses payable	50,373
Due to other related parties	8,294
Accrued expenses and other liabilities	57,739

Total liabilities	51,310,902

Net assets	$ 1,009,226,458

Net assets represented by
Paid-in capital	$ 1,027,120,953
Overdistributed net investment income	(1,162,889)
Accumulated net realized losses on securities	(19,259,492)
Net unrealized gains on securities	2,527,886

Total net assets	$ 1,009,226,458

Net assets consists of
Class A	$ 528,523,973
Class B	221,362,697
Class C	233,399,382
Class I	25,940,406

Total net assets	$ 1,009,226,458

Shares outstanding
Class A	60,471,325
Class B	25,385,463
Class C	26,612,784
Class I	2,968,440

Net asset value per share
Class A	$ 8.74
Class A -- Offering price (based on sales charge of 4.75%)	$ 9.18
Class B	$ 8.72
Class C	$ 8.77
Class C -- Offering price (based on sales charge of 1.00%)	$ 8.86
Class I	$ 8.74

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2003 (unaudited)

Investment income
Interest	$ 19,275,878

Expenses
Advisory fee	2,459,939
Distribution Plan expenses
Class A	791,174
Class B	1,147,937
Class C	1,185,190
Administrative services fee	505,214
Transfer agent fees	300,009
Trustees' fees and expenses	7,907
Printing and postage expenses	28,048
Custodian fees	134,556
Registration and filing fees	31,110
Professional fees	18,717
Other	16,976

Total expenses	6,626,777
Less: Expense reductions	(1,346)

Net expenses	6,625,431

Net investment income	12,650,447

Net realized and unrealized gains or losses on securities
Net realized gains on securities	289,103
Net change in unrealized gains or losses on securities	1,717,581

Net realized and unrealized gains or losses on securities	2,006,684

Net increase in net assets resulting from operations	$ 14,657,131

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2003		Year Ended
	(unaudited)		May 31, 2003

Operations
Net investment income		$ 12,650,447		$ 28,940,802
Net realized gains on securities		289,103		458,667
Net change in unrealized gains or losses on securities		1,717,581		1,221,683

Net increase in net assets resulting from operations		14,657,131		30,621,152

Distributions to shareholders from
Net investment income
Class A		(7,475,649)		(17,280,143)
Class B		(2,443,909)		(6,394,014)
Class C		(2,527,307)		(5,217,405)
Class I		(259,731)		(238,704)

Total distributions to shareholders		(12,706,596)		(29,130,266)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	17,807,143	154,545,316	37,539,189	327,124,142
Class B	1,334,391	11,549,186	7,656,992	66,573,555
Class C	3,102,009	27,027,906	15,908,534	139,107,545
Class I	2,043,618	17,806,187	1,160,913	10,113,757

		210,928,595		542,918,999

Net asset value of shares issued in reinvestment of distributions
Class A	409,868	3,556,052	948,516	8,260,320
Class B	122,604	1,061,227	357,406	3,105,331
Class C	122,073	1,062,753	325,218	2,841,883
Class I	13,014	112,894	10,417	90,766

		5,792,926		14,298,300

Automatic conversion of Class B shares to Class A shares
Class A	170,555	1,480,743	373,004	3,251,425
Class B	(170,948)	(1,480,743)	(373,881)	(3,251,425)

		0		0

Payment for shares redeemed
Class A	(16,890,844)	(146,525,508)	(25,408,743)	(221,184,822)
Class B	(3,296,408)	(28,545,334)	(4,253,740)	(36,947,158)
Class C	(4,105,554)	(35,741,494)	(2,970,454)	(25,939,584)
Class I	(306,178)	(2,663,336)	(408,805)	(3,551,288)

		(213,475,672)		(287,622,852)

Net increase in net assets resulting from capital share transactions		3,245,849		269,594,447

Total increase in net assets		5,196,384		271,085,333
Net assets
Beginning of period		1,004,030,074		732,944,741

End of period		$ 1,009,226,458		$ 1,004,030,074

Overdistributed net investment income		$ (1,162,889)		$ (1,106,740)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen High Income Municipal Bond Fund (the "Fund") is a diversified series of Evergreen Municipal Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge and pay an ongoing distribution fee. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Both Class B and Class C shares pay a higher ongoing distribution fee than Class A. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starring at 0.55% and declining to 0.45% as average daily net assets increase.

Stamper Capital & Investments, Inc., an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. Total amounts subject to recoupment as of November 30, 2003 were $14,294.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% for Class A and 1.00% for Class B and Class C.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $627,764,938 and $449,097,459, respectively, for the six months ended November 30, 2003.

On November 30, 2003, the aggregate cost of securities for federal income tax purposes was $1,034,354,342. The gross unrealized appreciation and depreciation on securities based on tax cost was $14,033,024 and $11,505,138, respectively, with a net unrealized appreciation of $2,527,886.

As of May 31, 2003, the Fund had $18,624,714 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2009	2010

$ 5,963,030	$12,263,935	$397,749

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended November 30, 2003, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended November 30, 2003, the Fund had no borrowings under this agreement.

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Executive Officer, Evergreen Investment Company, Inc.; President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 101 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $247.6 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. For more complete information on the fund(s), including investment objective, risks, charges and expenses, please contact your financial advisor or call 800 . 343 . 2898, or visit Evergreeninvestments.com for a free prospectus. Read it carefully before you invest or send money.

*As of November 30, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

564617 rv1     1/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Municipal Bond Fund

Evergreen Municipal Bond Fund: Semiannual Report as of November 30, 2003

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
21	STATEMENT OF ASSETS AND LIABILITIES
22	STATEMENT OF OPERATIONS
23	STATEMENTS OF CHANGES IN NET ASSETS
24	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

January 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Evergreen Shareholder,

We are pleased to provide the semiannual report for the Evergreen Municipal Bond Fund, which covers the six-month period ended November 30, 2003.

The past six months have reinforced the need for diversification and a long-term perspective on the part of investors. Performance in the municipal bond market provided a good example of the importance of these investment disciplines. The investment period began as the U.S. financial markets were contending with the investment implications of the war in Iraq and the potential outcomes of changes in fiscal policy. The Federal Reserve was keeping its target interest rate low, and diversified bond investors were enjoying the fruits of strengthening balance sheets and improved credit quality in the corporate sector. Many states and municipalities were struggling, and investors were unsure of the long-term impact of the tax changes on their investments. For a relatively conservative investment, the municipal market suddenly was fraught with uncertainty.

This uncertainty was heightened by the volatility in market interest rates. The Federal Reserve had just commented on the "possibility of an unwelcome, substantial fall in inflation" at the conclusion of their monetary policy meeting in May. Many bond investors, convinced the Fed was taking rates to zero, drove yields down to 45-year lows in the U.S. Treasury

1

LETTER TO SHAREHOLDERS continued

market. Common market wisdom determined that since the Fed's primary concern was deflation, rates were likely headed lower. Yet when central bankers reduced their target for the federal funds rate by a less than expected 25 basis points in late June, there was a signal to the market that the end of the declining rate policy was in sight. These worries were compounded by optimistic Gross Domestic Product forecasts from Fed Chairman Alan Greenspan during congressional banking committee hearings in July. As a result of these events, the yield on the 10-year Treasury rose from a low of 3.1% in June to 4.6% in late July. The "deflation trade" in bonds had changed from a significant overbought condition to an oversold one in a matter of just six weeks.

In addition to the volatility in the U.S. Treasury market, municipal bond investors had other concerns. For one, the new tax laws, at first glance, posed a potential threat to their market. A second concern involved the poor financial condition of many states and local governments. Yet just as these concerns were reaching a crescendo, economic growth picked up significantly during the summer months. Tax receipts quickly rose. Indeed, the federal budget deficit, which was projected to balloon to $450 billion by fiscal year end September, came in at just under $375 billion. And states, whose projected deficits were estimated to exceed $70 billion, have now whittled that amount down to less than $20 billion, according to several estimates.

The overall bond market began to stabilize in the autumn months as the likelihood that monetary policy makers would keep rates low for the foreseeable future became accepted wisdom. Fed parlance indicated "monetary policy would remain accommodative for a considerable period." While the majority of

2

LETTER TO SHAREHOLDERS continued

economic data dramatically improved in recent months, the Fed continued to deliver this message. Despite the fastest economic growth in almost 20 years, central bankers did not waiver from this theme: rates would remain low until sustainable payroll growth was evident or unless incipient pricing pressures developed in the overall economy.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

3

FUND AT A GLANCE

as of November 30, 2003

MANAGEMENT TEAM

Mathew M. Kiselak
Tax Exempt Fixed Income Team
Lead Manager

CURRENT INVESTMENT STYLE2

PERFORMANCE AND RETURNS1

Portfolio inception date: 1/19/1978

	Class A	Class B	Class C	Class I
Class inception date	1/20/1998	1/19/1978	1/26/1998	4/30/1999

6-month return with sales charge	-4.76%	-5.21%	-2.33%	N/A

6-month return w/o sales charge	0.04%	-0.31%	-0.31%	0.19%

Average annual return*

1 year with sales charge	1.46%	0.74%	3.74%	N/A

1 year w/o sales charge	6.50%	5.74%	5.74%	6.80%

5 year	3.17%	3.07%	3.20%	4.36%

10 year	4.28%	4.34%	4.24%	4.82%

* Adjusted for maximum applicable sales charge, unless noted.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Municipal Bond Fund Class A shares,1 versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, C and I prior to their inception is based on the performance of Class B, the original class offered. The historical returns for Classes A and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and I would have been higher.

4

FUND AT A GLANCE continued

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Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 9/30/2003.

The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The fund's yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

All data is as of November 30, 2003, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended November 30, 2003 (unaudited)
		Year Ended May 31,
CLASS A		2003	2002[1]	2001	2000	1999[1]
Net asset value, beginning of period	$7.55	$7.16	$7.11	$6.70	$7.48	$7.78
Income from investment operations
Net investment income	0.15	0.31	0.33	0.33	0.35	0.34
Net realized and unrealized gains or losses on securities	-0.15	0.39	0.05	0.42	-0.74	-0.07
Total from investment operations	0	0.70	0.38	0.75	-0.39	0.27
Distributions to shareholders from
Net investment income	-0.15	-0.31	-0.33	-0.34	-0.35	-0.34
Net realized gains	0	0	0	0	-0.04	-0.23
Total distributions to shareholders	-0.15	-0.31	-0.33	-0.34	-0.39	-0.57
Net asset value, end of period	$7.40	$7.55	$7.16	$7.11	$6.70	$7.48
Total return[2]	0.04%	10.02%	5.38%	11.32%	-5.29%	3.64%
Ratios and supplemental data
Net assets, end of period (thousands)	$758,566	$822,233	$826,268	$863,113	$899,427	$1,099,718
Ratios to average net assets
Expenses[3]	0.88%[4]	0.83%	0.84%	0.85%	0.87%	0.85%
Net investment income	4.13%[4]	4.27%	4.55%	4.72%	4.97%	4.49%
Portfolio turnover rate	63%	106%	83%	67%	86%	90%

[1]   Net investment income per share is based on average shares outstanding during the period.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended November 30, 2003 (unaudited)
		Year Ended May 31,
CLASS B		2003	2002[1]	2001	2000[1]	1999[1]
Net asset value, beginning of period	$7.55	$7.16	$7.11	$6.70	$7.48	$7.78
Income from investment operations
Net investment income	0.13	0.27	0.27	0.28	0.30	0.29
Net realized and unrealized gains or losses on securities	-0.16	0.38	0.05	0.41	-0.74	-0.07
Total from investment operations	-0.03	0.65	0.32	0.69	-0.44	0.22
Distributions to shareholders from
Net investment income	-0.12	-0.26	-0.27	-0.28	-0.30	-0.29
Net realized gains	0	0	0	0	-0.04	-0.23
Total distributions to shareholders	-0.12	-0.26	-0.27	-0.28	-0.34	-0.52
Net asset value, end of period	$7.40	$7.55	$7.16	$7.11	$6.70	$7.48
Total return[2]	-0.31%	9.21%	4.60%	10.50%	-6.00%	2.86%
Ratios and supplemental data
Net assets, end of period (thousands)	$24,107	$26,484	$26,506	$48,284	$54,673	$78,169
Ratios to average net assets
Expenses[3]	1.58%[4]	1.58%	1.59%	1.60%	1.62%	1.60%
Net investment income	3.43%[4]	3.52%	3.80%	3.97%	4.22%	3.74%
Portfolio turnover rate	63%	106%	83%	67%	86%	90%

[1]   Net investment income per share is based on average shares outstanding during the period.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended November 30, 2003 (unaudited)
		Year Ended May 31,
CLASS C		2003	2002[1]	2001	2000	1999[1]
Net asset value, beginning of period	$7.55	$7.16	$7.11	$6.70	$7.48	$7.78
Income from investment operations
Net investment income	0.12	0.26	0.27	0.27	0.29	0.29
Net realized and unrealized gains or losses on securities	-0.15	0.39	0.05	0.42	-0.73	-0.07
Total from investment operations	-0.03	0.65	0.32	0.69	-0.44	0.22
Distributions to shareholders from
Net investment income	-0.12	-0.26	-0.27	-0.28	-0.30	-0.29
Net realized gains	0	0	0	0	-0.04	-0.23
Total distributions to shareholders	-0.12	-0.26	-0.27	-0.28	-0.34	-0.52
Net asset value, end of period	$7.40	$7.55	$7.16	$7.11	$6.70	$7.48
Total return[2]	-0.31%	9.21%	4.60%	10.50%	-6.00%	2.87%
Ratios and supplemental data
Net assets, end of period (thousands)	$43,272	$45,710	$42,462	$43,610	$46,580	$6,899
Ratios to average net assets
Expenses[3]	1.58%[4]	1.58%	1.59%	1.60%	1.59%	1.60%
Net investment income	3.43%[4]	3.52%	3.80%	3.97%	4.24%	3.75%
Portfolio turnover rate	63%	106%	83%	67%	86%	90%

[1]   Net investment income per share is based on average shares outstanding during the period.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended November 30, 2003 (unaudited)
		Year Ended May 31,
CLASS I1		2003[2]	2002[2]	2001	2000	1999[2,3]
Net asset value, beginning of period	$7.55	$7.16	$7.11	$6.70	$7.48	$7.57
Income from investment operations
Net investment income	0.16	0.33	0.34	0.36	0.36	0.04
Net realized and unrealized gains or losses on securities	-0.15	0.39	0.05	0.41	-0.73	-0.10
Total from investment operations	0.01	0.72	0.39	0.77	-0.37	-0.06
Distributions to shareholders from
Net investment income	-0.16	-0.33	-0.34	-0.36	-0.37	-0.03
Net realized gains	0	0	0	0	-0.04	0
Total distributions to shareholders	-0.16	-0.33	-0.34	-0.36	-0.41	-0.03
Net asset value, end of period	$7.40	$7.55	$7.16	$7.11	$6.70	$7.48
Total return	0.19%	10.30%	5.64%	11.60%	-5.05%	-0.79%
Ratios and supplemental data
Net assets, end of period (thousands)	$51,583	$15,583	$1,778	$1,039	$442	$1
Ratios to average net assets
Expenses[4]	0.59%[5]	0.58%	0.59%	0.60%	0.61%	0.52%[5]
Net investment income	4.47%[5]	4.51%	4.81%	4.94%	5.32%	5.44%[5]
Portfolio turnover rate	63%	106%	83%	67%	86%	90%

[1]   Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

[2]   Net investment income per share is based on average shares outstanding during the period.

[3]   For the period from April 30, 1999 (commencement of class operations), to May 31, 1999.

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

November 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS 96.7%
AIRPORT 3.6%
Atlanta, GA Arpt. Facs. RB, 0.00%, 01/01/2010, (Insd. by AMBAC) (n)	AAA	$ 1,000,000	$ 737,440
Dallas Fort Worth, TX Intl. Arpt. RB:
Ser. 1147-RA, 9.55%, 05/01/2011, (Insd. by MBIA)	AAA	6,000,000	6,822,720
Ser. 1147-RB, 9.55%, 05/01/2011, (Insd. by FSA)	AAA	2,840,000	3,201,532
Denver, CO City & Cnty. Arpt. RB:
Ser. A, 7.50%, 11/15/2023, (Gtd. by XLCA-ICR)	AAA	5,480,000	5,902,015
Ser. D, 7.75%, 11/15/2013, (Gtd. by XLCA-ICR)	AAA	6,000,000	7,403,100
Memphis-Shelby Cnty., TN Arpt. Auth. RB, 9.75%, 03/01/2009, (Insd. by FSA)	AAA	6,250,000	7,299,562
31,366,369
COMMUNITY DEVELOPMENT DISTRICT 0.4%
Frederick Cnty., MD Spl. Obl. RB, Urbana CDD, 6.63%, 07/01/2025	NR	3,280,000	3,398,736
CONTINUING CARE RETIREMENT COMMUNITY 0.7%
Bexar Cnty., TX Hlth. Facs. Dev. Corp. RB, Army Retirement Residence Proj., 6.13%, 07/01/2022	BBB-	685,000	712,914
Clarence, NY IDA RB, Bristol Vlg. Proj., 6.00%, 01/20/2044, (Insd. by GNMA)	Aaa	1,710,000	1,837,224
Vermont EDA RB, Wake Robin Corp. Proj., Ser. A, 6.30%, 03/01/2033	A	3,500,000	3,727,920
6,278,058
EDUCATION 1.4%
Berkeley Cnty., SC Sch. Dist. Installment Lease RB, 5.25%, 12/01/2024	A-	5,000,000	5,062,100
Latrobe, PA IDA College RB, St. Vincent College Proj., 5.35%, 05/01/2015	Baa1	1,165,000	1,229,203
Massachusetts Dev. Fin. Agcy. RB, MA College of Pharmacy Allied Proj., 6.38%, 07/01/2023	BBB	1,000,000	1,062,870
St. Joseph Cnty., IN Edl. Facs. RB, Univ. of Notre Dame du Lac Proj., 6.50%, 03/01/2026	Aaa	1,640,000	2,044,605
Univ. of California RB, Ser. A, 5.13%, 05/15/2020	AAA	3,000,000	3,200,340
12,599,118
ELECTRIC REVENUE 7.8%
Alaska Energy Auth. Util. RB, 6.60%, 07/01/2015, (Insd. by FSA)	AAA	15,000,000	18,629,850
Brownsville, TX Util. Sys. RRB, 6.25%, 09/01/2014, (Insd. by MBIA)	AAA	3,750,000	4,547,475
Burlington, KS PCRB, Kansas Gas & Elec. Co. Proj., 7.00%,
06/01/2031, (Insd. by MBIA)	AAA	2,000,000	2,090,400
California Dept. of Wtr. Resources & Pwr. Supply RB, Ser. A, 5.50%,
05/01/2013, (Insd. by AMBAC)	AAA	10,000,000	11,321,600
Chesterfield Cnty., VA IDA PCRB, Virginia Elec. & Pwr. Co.:
Ser. A, 5.88%, 06/01/2017	BBB+	3,000,000	3,227,910
Ser. B, 5.88%, 06/01/2017	BBB+	1,500,000	1,613,955
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

November 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
ELECTRIC REVENUE continued
Clark Cnty., WA Pub. Util. Dist. 1 RRB:
5.00%, 01/01/2011, (Insd. by MBIA)	AAA	$ 1,000,000	$ 1,110,020
5.00%, 01/01/2012, (Insd. by MBIA)	AAA	3,380,000	3,729,458
Connecticut Dev. Auth. PCRRB, Connecticut Light & Pwr., Ser. B,
5.95%, 09/01/2028	BBB	2,535,000	2,660,914
Georgia Muni. Elec. Auth. Pwr. RB, 6.375%, 01/01/2016	AAA	9,800,000	12,008,430
Maricopa Cnty., AZ PCRRB, El Paso Elec. Proj., 6.375%, 08/01/2005	NR	5,000,000	5,210,400
Monroe Cnty., GA PCRB, Oglethorpe Pwr. Corp., Ser. A, 6.75%,
01/01/2010	A	1,000,000	1,174,470
Sikeston, MO Elec. RRB, 6.00%, 06/01/2015	AAA	500,000	599,700
67,924,582
GENERAL OBLIGATION - LOCAL 8.0%
Adams Cnty., OH Valley Local Sch. Dist. GO, Adams & Highland Cnty.,
7.00%, 12/01/2015, (Insd. by MBIA)	AAA	2,000,000	2,569,900
Berkeley Cnty., SC GO, Refunding Impt.:
5.00%, 09/01/2021, (Insd. by FSA)	AAA	1,240,000	1,299,433
5.00%, 09/01/2022, (Insd. by FSA)	AAA	1,120,000	1,165,550
5.00%, 09/01/2023, (Insd. by FSA)	AAA	1,120,000	1,157,498
Bridgeport, CT GO, Ser. A, 5.25%, 09/15/2021, (Insd. by FSA)	AAA	1,310,000	1,408,564
El Paso Cnty., CO Sch. Dist. 11 GO:
6.50%, 12/01/2012	AA-	2,310,000	2,829,080
7.10%, 12/01/2013	AA-	2,000,000	2,570,860
Grand Prairie, TX Independent Sch. Dist. GO, 5.80%, 02/15/2023, (Gtd. by PSF)	AAA	40,000	44,584
Jacksonville, FL Trans. Auth. GO, 9.20%, 01/01/2015	AAA	3,580,000	5,063,266
Kettering, OH City Sch. Dist. GO, Sch. Impt., 5.00%, 12/01/2020,
(Insd. by FGIC)	AAA	3,205,000	3,385,890
Larimer Cnty., CO Sch. Dist. 1 GO, 7.00%, 12/15/2016, (Insd. by MBIA)	AAA	2,250,000	2,881,867
Los Angeles, CA Unified Sch. Dist. GO, Ser. A, 5.25%, 07/01/2019	AAA	3,900,000	4,242,888
Methuen, MA GO, 5.625%, 11/15/2015, (Insd. by FSA)	AAA	500,000	557,325
New York, NY GO, 9.02%, 02/01/2008, (Insd. by MBIA)	AAA	5,925,000	6,964,837
Niagara Falls, NY GO, Pub. Impt. Proj., 7.50%, 03/01/2014, (Insd.
by MBIA)	AAA	500,000	659,415
Philadelphia, PA Sch. Dist. GO, Ser. B, 5.625%, 08/01/2019	AAA	3,075,000	3,407,131
Prince Georges Cnty., MD GO, Refunding, Cons. Pub. Impt., Ser. B,
5.00%, 10/01/2012	AA	9,500,000	10,636,485
San Diego, CA Unified Sch. Dist. GO, Election 1998:
Ser. D, 5.25%, 07/01/2020, (Insd. by FGIC)	AAA	7,000,000	7,568,960
Ser. D, 5.25%, 07/01/2025, (Insd. by FGIC)	AAA	5,000,000	5,287,700
Shasta, CA Union High Sch. Dist. GO, Election 2001, 0.00%,
08/01/2022 (n)	AAA	1,095,000	422,889
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

November 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL continued
Spring Branch, TX Independent Sch. Dist. GO:
Ser. 881-RA, 9.39%, 02/01/2012	AAA	$ 655,000	$ 808,977
Ser. 881-RB, 9.39%, 02/01/2013	AAA	960,000	1,172,966
Ser. 881-RC, 9.39%, 02/01/2014	AAA	3,380,000	4,065,059
Refunding:
5.38%, 02/01/2012, (Gtd. by PSF)	AAA	5,000	5,588
5.38%, 02/01/2014, (Gtd. by PSF)	AAA	5,000	5,507
Worcester, MA GO, Muni. Purpose Loan, Ser. A, 5.25%, 08/01/2012, (Insd. by AMBAC)	AAA	300,000	328,662
70,510,881
GENERAL OBLIGATION - STATE 4.8%
California GO, 5.50%, 11/01/2033	BBB	5,000,000	5,142,250
Connecticut GO:
Ser. D, 5.375%, 11/15/2021	AA	5,000,000	5,470,150
Refunding, Ser. G, 5.00%, 03/15/2011, (Insd. by MBIA) #	AAA	4,000,000	4,485,000
Georgia GO, Ser. C, 5.25%, 04/01/2011	AAA	10,700,000	12,198,214
Illinois GO, Refunding, Ser. 1, 5.25%, 08/01/2011	AAA	2,000,000	2,266,480
Ohio GO, Common Sch. Capital Facs., Ser. B, 5.00%, 09/15/2020	AA+	4,780,000	5,024,640
Texas GO:
College Student Loan, 5.25%, 08/01/2013	AA	1,225,000	1,348,541
Veterans Hsg. Assistance Program, Ser. A, 5.65%, 12/01/2017	AA	1,000,000	1,053,650
Washington GO:
Ser. A, 6.75%, 02/01/2015	AA+	1,000,000	1,250,930
Ser. B, 6.40%, 06/01/2017	AA+	3,250,000	4,044,918
42,284,773
HOSPITAL 16.0%
Albuquerque, NM Hosp. Sys. RRB, Ser. A, 6.375%, 08/01/2007	AAA	1,175,000	1,197,055
Bountiful, UT Hosp. RB, South Davis Cmnty. Hosp., 9.50%, 12/15/2018	NR	215,000	231,196
Bristol, TN Hlth. & Edl. Facs. Auth. RRB, Bristol Mem. Hosp.,
6.75%, 09/01/2010, (Insd. by FGIC)	AAA	7,465,000	8,968,152
Colorado Hlth. Facs. Auth. RB, Portercare Adventist Hlth., 6.50%,
11/15/2023	A-	4,000,000	4,348,400
Delaware Hlth. Facs. Auth. RB, Catholic Health East, Ser. D, 5.75%,
11/15/2033	A	1,200,000	1,247,004
Delaware Hlth. Facs. Auth. RRB, Med. Ctr. of Delaware, 7.00%,
10/01/2015, (Insd. by MBIA)	AAA	1,600,000	1,646,944
Goshen, IN RB, Greencroft Obl. Group, Ser. B, 5.75%, 08/15/2028	NR	5,000,000	4,734,900
Huntsville, AL Hlth. Care Auth. RB, Ser. A, 5.75%, 06/01/2016	A2	5,730,000	6,199,058
Illinois Hlth. Facs. Auth. RB:
Ser. 848-RA, 9.64%, 02/15/2013, (Insd. by FSA)	AAA	1,340,000	1,636,060
Ser. 848-RB, 9.64%, 02/15/2014, (Insd. by FSA)	AAA	1,415,000	1,705,443
Ser. 848-RC, 9.64%, 02/15/2015, (Insd. by FSA)	AAA	865,000	1,041,391
Ser. 848-RD, 9.64%, 02/15/2016, (Insd. by FSA)	AAA	1,575,000	1,879,573
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

November 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Lake Forest Hosp.:
Ser. A, 6.00%, 07/01/2017	A-	$ 2,700,000	$ 2,947,617
Ser. A, 6.25%, 07/01/2022	A-	4,200,000	4,559,772
Indiana Trans. Fin. Auth. Hwy. RB, Ser. A, 0.00%, 06/01/2017 (n)	AAA	1,000,000	536,020
Knox Cnty., TN Hlth. & Edl. Hosp. Facs. Auth. RRB, Fort Sanders
Alliance, Ser. C, 5.25%, 01/01/2015, (Insd. by MBIA)	AAA	4,500,000	4,965,795
Lorain Cnty., OH Hosp. RB, Rites-PA-892-C, 10.129%, 04/01/2011	NR	2,500,000	2,892,500
Marshall Cnty., AL Hlth. Care Auth. RB:
Ser. A, 5.75%, 01/01/2015, (Liq.: Merrill Lynch & Co.)	A-	1,350,000	1,470,825
Ser. A, 5.75%, 01/01/2032, (Liq.: Merrill Lynch & Co.)	A-	1,050,000	1,077,583
Ser. A, 6.25%, 01/01/2022, (Liq.: Merrill Lynch & Co.)	A-	1,000,000	1,077,240
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Doctor's Cmnty. Hosp.,
Inc., 5.75%, 07/01/2013	BBB-	4,000,000	4,082,880
Medical Univ., SC Hosp. Auth. RRB:
Ser. A, 6.25%, 08/15/2022	BBB+	5,000,000	5,245,750
Ser. A, 6.375%, 08/15/2027	BBB+	3,000,000	3,128,880
Hosp. Facs.:
Ser. A, 6.25%, 08/15/2014	BBB+	2,765,000	3,068,320
Ser. A, 6.50%, 08/15/2032	BBB+	5,000,000	5,250,150
Missouri Hlth. & Edl. Facs. Auth. RB, BJC Hlth. Sys., Ser. A,
6.50%, 05/15/2020	NR	500,000	520,765
Montgomery Cnty., OH Hosp. RRB, Kettering Med. Ctr., 6.25%,
04/01/2020, (Insd. by MBIA)	AAA	2,500,000	3,011,950
New Hampshire Higher Edl. & Hlth. Facs. Auth. RB, Frisbie Mem.
Hosp., 6.125%, 10/01/2013	A3	6,155,000	6,297,858
New Jersey Hlth. Care Facs. RB, 6.125%, 07/01/2012, (Insd. by AMBAC)	AAA	430,000	450,292
New York Dorm. Auth. RB, 5.20%, 02/15/2014	AAA	1,000,000	1,090,070
New York Med. Care Facs. Fin. Agcy. RB, Hlth. Ctr. Proj., Ser. A, 6.375%, 11/15/2019	Aa1	3,575,000	3,902,378
Pennsylvania Higher Edl. Facs. Auth. RB, UMPC Hlth. Sys., Ser. A,
6.25%, 01/15/2018	A	6,005,000	6,556,559
Quincy, IL RB, Blessing Hosp. Proj., 6.00%, 11/15/2018	A-	4,950,000	5,053,455
South Carolina Jobs EDA Hosp. Facs. RB, Palmetto Health Impt.
Proj., Ser. C, 6.875%, 08/01/2027	BBB	4,000,000	4,294,640
South Carolina Jobs EDA Hosp. Facs. RRB, Palmetto Health Impt.
Proj., Ser. C, 7.00%, 08/01/2030	BBB	7,500,000	8,146,875
St. Louis Cnty., MO IDA Hlth. Facs. RB, Mother of Perpetual Help,
6.40%, 08/01/2035, (Insd. by GNMA)	AAA	495,000	549,282
Stillwater, OK Med. Ctr. Auth. RB, Ser. B, 6.35%, 05/15/2012	BBB	955,000	1,000,210
Tampa, FL Allegheny Hlth. Sys. RB, St. Joseph's Hosp., 6.50%,
12/01/2023	AAA	500,000	536,625
Washington Cnty., PA Hosp. Auth. RB, Monongahela Valley Hosp.
Proj., 6.25%, 06/01/2022	A3	750,000	809,505
Wichita, KS Hosp. Facs. Impt. RRB, Ser. 11, 6.75%, 11/15/2019	A+	5,000,000	5,590,400
See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

November 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Winchester, VA IDA Hosp. RB, Winchester Med. Ctr., Inc., 5.50%, 01/01/2015, (Insd. by AMBAC)	AAA	$ 5,500,000	$ 6,248,880
Wisconsin Hlth. & Edl. Facs. Auth. RB, Synergy Health, Inc., 6.00%, 11/15/2023	BBB+	2,450,000	2,494,737
Wisconsin Hlth. & Edl. Facs. Auth. RRB, Wheaton Franciscan Svcs., 6.25%, 08/15/2022	A	7,500,000	8,153,400
139,846,389
HOUSING 10.3%
Alabama HFA SFHRB, Ser. D-1, 6.00%, 10/01/2016, (Insd. by GNMA)	Aaa	955,000	1,000,592
Alaska Hsg. Fin. Corp. RB, Ser. A, 5.40%, 12/01/2013	AA	2,500,000	2,601,250
Athens, GA Hsg. Auth. Student Hsg. Lease RB, Univ. of Georgia East Campus, 5.25%, 12/01/2020, (Insd. by AMBAC)	Aaa	1,315,000	1,412,560
Aurora, CO Hsg. Auth. MHRB, 6th Avenue Proj., Ser. A, 5.70%, 12/01/2018, (LOC: U.S. Bank)	Aa3	2,800,000	2,947,784
Chicago Heights, IL Residential Mtge. RB, 0.00%, 06/01/2009 (n)	Aaa	245,000	165,061
Chicago, IL SFHRB, Ser. B, 6.95%, 09/01/2028, (Insd. by GNMA,
FHLMC & FNMA)	Aaa	375,000	386,651
Colorado HFA RB, Single Family Proj., Sr. Ser. D-2, 6.90%, 04/01/2029	AA	1,455,000	1,480,550
Colorado Hsg. & Fin. Auth. RB, Single Family Mtge., Class 3, Ser. B-5, 4.80%, 05/01/2030	A+	4,000,000	4,137,960
Delaware Hsg. Auth. RB, Single Family Mtge., Ser. A, 6.70%, 01/01/2033	Aaa	3,905,000	4,242,275
District of Columbia HFA Mtge. SFHRB, Ser. B, 5.85%, 12/01/2018, (Insd. by FNMA & GNMA)	AAA	1,095,000	1,150,692
Georgia HFA SFHRB, Sub. Ser. D-4, 5.65%, 06/01/2021	AAA	740,000	771,783
Idaho HFA RB:
Sr. Ser. D-1, 8.00%, 01/01/2020, (Insd. by FHA)	AA	70,000	70,306
Single Family Mtge., Sr. Ser. D-2, 6.30%, 07/01/2025	Aaa	3,550,000	3,756,397
Indiana Hsg. Fin. SFHRB, Ser. A-2, 5.15%, 07/01/2017, (Insd. by FNMA & GNMA)	Aaa	3,040,000	3,157,922
Maine HFA Mtge. Purchase RB:
Ser. C-2, 6.05%, 11/15/2028	AA+	2,765,000	2,885,969
Ser. D-2, 5.80%, 11/15/2016	AA+	2,435,000	2,546,961
Massachusetts HFA SFHRB, Family Hsg.:
Ser. 52, 6.00%, 06/01/2014	AAA	135,000	135,620
Ser. 79, 5.85%, 12/01/2021	AAA	290,000	303,450
Minnesota Hsg. Fin. Agcy. RB, Single Family Mtge., 6.00%,
07/01/2022	AA+	5,235,000	5,597,105
Mississippi Home Corp. SFHRB, Class 7, Ser. B, 6.20%, 06/01/2030, (Insd. by FNMA & GNMA)	Aaa	1,410,000	1,515,595
Missouri Hsg. Dev. Commission Mtge. RB, Single Family Homeowner's Loan, Ser. A-2, 6.30%, 03/01/2030	AAA	55,000	59,075
See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

November 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Missouri Hsg. Dev. Commission SFHRB:
Ser. B, 6.45%, 09/01/2027, (Insd. by FNMA & GNMA)	AAA	$ 580,000	$ 606,796
Ser. B, 6.25%, 09/01/2015, (Insd. by FNMA & GNMA)	AAA	125,000	131,281
New Hampshire HFA MHRB, Ser. I, 5.50%, 07/01/2017, (Liq.: Merrill Lynch & Co.)	Aaa	5,940,000	6,276,144
Ohio HFA Mtge. RB, Ser. B-2, 5.35%, 09/01/2018, (Insd. by GNMA)	AAA	6,365,000	6,554,040
Oklahoma Hsg. Dev. Auth. RB, Lease Purchase Proj., Ser. A, 5.10%, 11/01/2005	Aa3	10,000,000	10,630,500
Oklahoma Hsg. Fin. Agcy. SFHRB, Mtge. Home Ownership Program, 5.80%, 03/01/2034	Aaa	4,250,000	4,635,475
South Carolina Hsg. Fin. & Dev. Auth RB, 6.35%, 07/01/2019	Aaa	2,000,000	2,158,560
Suffolk, VA Redev. & Hsg. Auth. MHRB, Hope Vlg. Apts. Proj., 5.10%, 02/01/2014, (Insd. by FNMA)	AAA	1,120,000	1,189,194
Tarrant Cnty., TX HFA SFHRB, Ser. A, 0.00%, 09/15/2016 (n)	AAA	6,415,000	3,638,780
Tennessee Hsg. Dev. Agcy. RB, 4.70%, 07/01/2015, (Liq.: UBS Painewebber, Inc.)	AA	2,805,000	2,910,272
Utah HFA SFHRB, Ser. C-2, 5.75%, 07/01/2021, (Insd. by FHA)	AA	525,000	551,628
Washington Hsg. Fin. Commission RB, Single Family Hsg., Ser. 4-A, 5.95%, 12/01/2026	Aaa	4,715,000	4,925,053
Washington State Univ. RRB, Hsg. & Dining Sys., 5.00%, 10/01/2019	AAA	1,000,000	1,051,510
Wyoming CDA Hsg. RB:
Ser. 3, 4.80%, 06/01/2016	AA	1,160,000	1,224,067
Ser. 7, 5.65%, 06/01/2017	AA	3,000,000	3,204,660
90,013,518
INDUSTRIAL DEVELOPMENT REVENUE 10.3%
Alliance Arpt. Auth., Inc., TX Spl. Facs. RB, Federal Express Corp. Proj., 6.375%, 04/01/2021	BBB	19,875,000	20,988,596
Bucks Cnty., PA IDA RB, Waste Management, Inc. Proj., 4.90%, 02/01/2008	BBB	7,700,000	8,058,589
Cass Cnty., TX IDA RB, International Paper Co. Proj., 6.25%, 04/01/2021	BBB	3,965,000	4,152,902
Connecticut Dev. Auth. Wtr. Facs. RB, 6.15%, 04/01/2035, (Insd. by AMBAC)	AAA	1,000,000	1,128,810
Illinois Dev. Fin. Auth. PCRRB, Edison Co. Proj., Ser. D, 6.75%, 03/01/2015, (Insd. by AMBAC)	AAA	4,000,000	4,339,200
Indianapolis, IN Arpt. Auth. Spl. Facs. RB, Federal Express Corp. Proj., 5.50%, 05/01/2029	A	3,500,000	3,429,440
Lehigh Cnty., PA IDA PCRRB, PA Pwr. & Light Co. Proj., Ser. B, 6.40%, 09/01/2029, (Insd. by MBIA)	AAA	1,000,000	1,056,380
Martin Cnty., NC Indl. Facs. PCRB, Weyerhaeuser Co. Proj., 6.80%, 05/01/2024	BBB	5,500,000	5,685,130
Martin Cnty., NC Indl. Facs. PCRRB, Weyerhaeuser Co. Proj., 3.00%, 12/04/2003 VRDN	A-1	12,500,000	12,500,000
Michigan Bldg. Auth. RRB, Facs. Program, Ser. II, 5.00%, 10/15/2022, (Insd. by MBIA) #	AAA	4,775,000	4,959,649
See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

November 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Monroe Cnty., MI EDA RB, Detroit Edison Co., 6.95%, 09/01/2022, (Insd. by FGIC)	AAA	$10,000,000	$ 13,041,600
Nevada Dept. of Business & Inds. RB, Republic Services, Inc. Proj., 5.625%, 06/01/2018	Baa2	5,000,000	5,037,000
New York Energy Research & Dev. Auth. PCRB, 5.15%, 03/01/2016	AAA	4,000,000	4,114,720
Selma, AL Indl. Dev. Board Env. Impt. RB, International Paper Co. Proj., Ser. B, 6.70%, 03/01/2024	BBB	2,000,000	2,155,060
90,647,076
LEASE 1.2%
Maryland Economic Dev. Corp. Lease RB, Aviation Administration Facs.:
5.375%, 06/01/2021, (Insd. by FSA)	AAA	4,540,000	4,807,769
5.375%, 06/01/2022, (Insd. by FSA)	AAA	2,555,000	2,693,839
Pima Cnty., AZ IDA RB, 7.25%, 07/15/2010	AAA	1,010,000	1,065,196
St. Clair Cnty., IL Pub. Bldg. Commerce RB, Ser. B, 0.00%, 12/01/2016 (n)	AAA	1,650,000	917,829
St. Louis, MO Muni. Fin. Corp. Leasehold RB, City Justice Ctr. Impt., Ser. A, 5.75%, 02/15/2011, (Insd. by AMBAC)	AAA	950,000	1,054,063
10,538,696
MISCELLANEOUS REVENUE 2.2%
Florida State Dept. of Env. Protection & Preservation RB, Florida
Forever, Ser. C, 5.00%, 07/01/2020, (Insd. by AMBAC)	AAA	5,000,000	5,299,450
Lower Colorado River Auth., TX RRB, LCRA Transportation Services
Corp. Proj.:
Ser. C, 5.25%, 05/15/2022, (Insd. by AMBAC)	AAA	1,140,000	1,213,416
Ser. C, 5.25%, 05/15/2023, (Insd. by AMBAC)	AAA	1,000,000	1,058,060
Metro. Pier & Exposition Auth., IL Dedicated State Tax RB, Ser. 2002-A, 0.00%, 06/15/2021 (n)	AAA	1,950,000	819,051
New York Urban Dev. Corp. RB, Sub. Lien Corp., 5.50%, 07/01/2016	A	10,000,000	10,925,000
19,314,977
POWER 0.4%
Southern Minnesota Muni. Pwr. Agcy. Supply Sys. RB, Ser. A, 5.00%, 01/01/2012, (Insd. by MBIA)	AAA	3,000,000	3,330,240
PRE-REFUNDED 0.1%
Broadview, IL Tax Increment RB, Sr. Lien, 8.25%, 07/01/2013	NR	810,000	857,677
PUBLIC FACILITIES 0.3%
Fulton Cnty., GA Facs. Corp. COP, Pub. Purpose Proj., 6.00%, 11/01/2014, (Insd. by AMBAC)	AAA	2,000,000	2,334,220
RESOURCE RECOVERY 2.2%
California Pollution Ctl. Fin. Auth. Solid Wst. RB, Republic Services, Inc. Proj., Ser. B, 5.25%, 06/01/2023	BBB+	5,200,000	5,287,828
Eastern Connecticut Resource Recovery Auth. RB, Wheelabrator Lisbon Proj., Ser. A, 5.50%, 01/01/2014	BBB	7,000,000	7,048,580
See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

November 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
RESOURCE RECOVERY continued
Russell Cnty., VA IDA PCRRB, Appalachian Power Co. Proj. I, 2.70%, 11/01/2007	BBB	$ 5,000,000	$ 4,992,950
Sacramento Cnty., CA Sanitation Dist. RB, Ser. A, 5.875%, 12/01/2027	AA	2,000,000	2,166,480
19,495,838
SALES TAX 0.7%
Jefferson, LA Sales Tax Dist. RRB, 0.00%, 12/01/2016, (Insd. by FSA) (n)	AAA	455,000	253,421
Town Ctr. Impt. Dist., TX Sales & Hotel Occupancy Tax RB:
5.50%, 03/01/2014, (Insd. by FGIC)	AAA	5,000	5,568
5.50%, 03/01/2016, (Insd. by FGIC)	AAA	5,000	5,568
5.625%, 03/01/2017, (Insd. by FGIC)	AAA	5,000	5,624
Ser. 884-A, 9.53%, 03/01/2014, (Insd. by FGIC)	AAA	910,000	1,116,752
Ser. 884-B, 9.53%, 03/01/2015, (Insd. by FGIC)	AAA	865,000	1,061,528
Ser. 884-C, 9.53%, 03/01/2016, (Insd. by FGIC)	AAA	1,015,000	1,245,608
Ser. 884-D, 9.78%, 03/01/2017, (Insd. by FGIC)	AAA	1,075,000	1,343,492
Ser. 884-E, 9.78%, 03/01/2018, (Insd. by FGIC)	AAA	1,140,000	1,417,864
6,455,425
SOLID WASTE 0.5%
Harrison Cnty., WV Solid Wst. Disp. RB, 6.75%, 08/01/2024	AAA	2,000,000	2,111,060
Spokane, WA Regl. Solid Wst. RB, 6.50%, 01/01/2011	AAA	2,000,000	2,351,880
4,462,940
SPECIAL TAX 2.1%
Anne Arundel Cnty., MD Spl. Obl. RB, Arundel Mills Proj., 7.10%, 07/01/2029	NR	3,750,000	4,058,513
Columbia, SC COP, Tourism Dev. Fee:
5.25%, 06/01/2018	AAA	2,310,000	2,515,544
5.25%, 06/01/2020	AAA	2,560,000	2,752,307
District of Columbia Tax Increment RB, Gallary Place Proj., 5.50%, 07/01/2019, (Insd. by FSA)	AAA	1,665,000	1,815,932
Las Vegas, NV New Convention & Visitors Auth. RB, 5.75%, 07/01/2015, (Insd. by AMBAC)	AAA	2,000,000	2,283,000
New York City, NY Transitional Fin. Auth. RB, Ser. B, 5.00%, 08/01/2021	AA+	5,000,000	5,226,000
18,651,296
STUDENT LOAN 2.2%
Education Loans, Inc. SD Student Loan RB, 5.60%, 06/01/2020	A2	14,300,000	14,766,752
Massachusetts Edl. Fin. Auth. Loan RB, Ser. E, 5.30%, 01/01/2016, (Insd. by AMBAC)	AAA	2,000,000	2,096,340
Missouri Higher Ed. Student Loan RB, Sub. Ser. F, 6.75%, 02/15/2009	A2	1,000,000	1,025,800
Nebhelp, Inc. NE RB, Jr. Sub. Ser. A-6, 6.40%, 06/01/2013, (Insd. by MBIA)	AAA	950,000	1,046,548
18,935,440
See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

November 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
TOBACCO REVENUE 7.6%
Golden Tobacco Securization Corp. of CA RB, Ser. B, 5.50%, 06/01/2043	BBB-	$10,000,000	$ 9,810,300
New York Tobacco Settlement Fin. Corp. RB:
Ser. A-1, 5.25%, 06/01/2013	AA-	3,325,000	3,511,732
Ser. A-1, 5.50%, 06/01/2014	AA-	3,250,000	3,488,875
Ser. A-1, 5.50%, 06/01/2016	AA-	7,500,000	8,010,600
Tobacco Settlement Auth. of Washington RB, 6.50%, 06/01/2026	BBB	12,720,000	12,170,623
Tobacco Settlement Fin. Corp. of LA RB, Ser. 2001-A, 6.36%, 05/15/2025	A	9,304,877	9,613,892
Tobacco Settlement Fin. Corp. of NY RB:
Ser. A-1, 5.50%, 06/01/2017	AA-	5,000,000	5,348,450
Ser. C-1, 5.25%, 06/01/2013 #	AA-	2,000,000	2,110,640
Ser. C-1, 5.50%, 06/01/2015 #	AA-	12,000,000	12,859,080
66,924,192
TRANSPORTATION 9.6%
Allegheny Cnty., PA Arpt. Auth. RRB, Pittsburgh Intl. Arpt. Proj., 6.00%, 01/01/2015	AAA	2,495,000	2,821,196
Arizona Trans. Board Hwy. RB, Ser. B, 5.25%, 07/01/2021	AAA	2,000,000	2,145,600
Cmnwlth. of Puerto Rico Hwy. & Trans. Auth. RB:
Ser. AA, 5.50%, 07/01/2017, (Insd. by MBIA)	AAA	5,000,000	5,797,400
Ser. G, 5.25%, 07/01/2019, (Insd. by FGIC)	AAA	3,000,000	3,296,190
Colorado Dept. of Trans. RAN, Ser. A, 5.50%, 06/15/2012	AAA	4,000,000	4,600,520
Delaware River Joint Toll Bridge RB:
5.25%, 07/01/2017	A-	1,500,000	1,622,010
5.25%, 07/01/2018	A-	1,465,000	1,573,381
Florida Port Fin. Commission RB, Trans. Intermodal Program, 5.75%, 10/01/2014, (Insd. by FGIC)	AAA	4,185,000	4,690,757
Massachusetts Bay Trans. Auth. Gen. Trans. Sys. RB:
Ser. A, 6.25%, 03/01/2012	AA	7,950,000	9,503,828
Ser. B, 6.20%, 03/01/2016	AA	2,125,000	2,573,396
Metro. Atlanta Rapid Transit Auth., GA Sales Tax RRB, Ser. P, 6.25%, 07/01/2011, (Insd. by AMBAC)	AAA	4,255,000	5,112,298
Metro. Trans. Auth., NY Trans. Auth RB, Svcs. Contract, Ser. 7, 5.625%, 07/01/2016	AAA	11,600,000	11,866,800
Oregon Dept. Trans. Hwy. User Tax RB, Ser. A, 5.50%, 11/15/2019	AA+	4,000,000	4,435,480
Orlando & Orange Cnty., FL Expressway Auth. RB, Jr. Lien, 8.25%, 07/01/2015, (Insd. by FGIC)	AAA	2,960,000	4,127,039
Port Auth. of NY & NJ RB, 5.875%, 09/15/2015	AAA	1,500,000	1,666,710
Port Seattle, WA RB, Sub. Lien, Ser. A, 5.50%, 09/01/2020, (Insd. by FGIC)	AAA	1,000,000	1,134,480
Rhode Island Econ. Dev. Corp. RB, Grant Anticipation, RI Dept. of Trans., Ser. A, 5.25%, 06/15/2012, (Insd. by FSA)	AAA	4,010,000	4,528,894
San Francisco, CA Intl. Arpt. RRB, 6.30%, 05/01/2025	AAA	1,000,000	1,030,180
Susquehanna, PA Area Regl. Arpt. Auth. RB, Aero Harrisburg LLC Proj., 5.50%, 01/01/2024	NR	1,000,000	810,840
See Notes to Financial Statements

18

SCHEDULE OF INVESTMENTS continued

November 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION continued
Washington, D.C. Metro. Area Transit Auth. Gross RRB, 5.00%, 07/01/2012, (Insd. by MBIA)	AAA	$10,000,000	$ 11,191,000
84,527,999
WATER & SEWER 4.3%
Greer, SC Combined Util. Sys. RB, 5.50%, 09/01/2027, (Insd. by AMBAC)	AAA	1,000,000	1,118,760
Gulf Coast Wst. Disposal Auth. TX RB, Wst. Mgmt. of Texas, Ser. A, 2.85%, 05/01/2028	BBB	2,000,000	2,001,740
Harrison Cnty., MS Wstwtr. Treatment Mgmt. Dist. RRB, Wstwtr. Treatment Facs., Ser. A, 8.50%, 02/01/2013, (Insd. by FGIC)	AAA	1,000,000	1,372,070
Massachusetts Wtr. Pollution Abatement Trust RB, Pool Program:
Ser. 9, 5.00%, 08/01/2021	AAA	4,000,000	4,190,400
Ser. 9, 5.25%, 08/01/2028	AAA	4,000,000	4,196,480
Metro. Govt., Nashville & Davidson Cnty., TN Wtr. & Swr. RRB, 7.70%, 01/01/2012, (Insd. by FGIC)	AAA	12,000,000	15,380,880
Missouri Env. Impt. & Energy Resource Auth. PCRB:
Prerefunded Revolving Fund, Ser. B, 7.20%, 07/01/2016	Aaa	340,000	358,996
Revolving Fund, Ser. B, 7.20%, 07/01/2016	Aaa	260,000	274,313
Missouri Env. Impt. & Energy Resource Auth. PCRRB, Ser. A, 5.125%, 01/01/2019	Aaa	1,625,000	1,740,359
New York Env. Facs. Corp. PCRB:
5.875%, 06/15/2014	AAA	445,000	464,371
Ser. E, 6.875%, 06/15/2010	AAA	545,000	576,446
Phoenix, AZ Civic Impt. Corp. Wtr. Sys. RB, Jr. Lien, 5.50%, 07/01/2017, (Insd. by FGIC)	AAA	2,500,000	2,784,400
Turlock, CA Irrigation Dist. RRB, Ser. A, 6.25%, 01/01/2012, (Insd. by MBIA)	AAA	3,005,000	3,550,257
38,009,472
Total Municipal Obligations			848,707,912

		Shares	Value

SHORT-TERM INVESTMENTS 4.6%
MUTUAL FUND SHARES 4.6%
Evergreen Institutional Municipal Money Market Fund (o) ##		40,013,027	40,013,027
Total Investments (cost $837,263,399) 101.3%			888,720,939
Other Assets and Liabilities (1.3%)			(11,193,282)
Net Assets 100.0%			$ 877,527,657
See Notes to Financial Statements

19

SCHEDULE OF INVESTMENTS continued

November 30, 2003 (unaudited)

(v)	Credit ratings are unaudited and rated by Moody's Investors Service where Standard and Poor's ratings are not available.
(n)	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.
#	When-issued security
##	All or a portion of the security has been segregated for when-issued securities.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.	HFA	Housing Finance Authority
CDA	Community Development Association	IDA	Industrial Development Authority
CDD	Community Development District	LOC	Letter of Credit
COP	Certificates of Participation	MBIA	Municipal Bond Investors Assurance Corp.
EDA	Economic Development Authority	MHRB	Multifamily Housing Revenue Bond
FGIC	Financial Guaranty Insurance Corp.	PCRB	Pollution Control Revenue Bond
FHA	Federal Housing Authority	PCRRB	Pollution Control Refunding Revenue Bond
FHLMC	Federal Home Loan Mortgage Corp.	RAN	Revenue Anticipation Notes
FNMA	Federal National Mortgage Association	RB	Revenue Bond
FSA	Financial Security Assurance, Inc.	RRB	Refunding Revenue Bond
GNMA	Government National Mortgage Association	SFHRB	Single Family Housing Revenue Bond
GO	General Obligation	VRDN	Variable Rate Demand Note

The following table shows the percent of total investments invested by geographic location as of November 30, 2003:
New York	9.5%
California	6.6%
South Carolina	5.2%
Texas	4.7%
Florida	4.6%
Tennessee	4.4%
Colorado	4.4%
Georgia	4.0%
Washington	3.6%
Maryland	3.3%
Illinois	3.2%
Pennsylvania	3.1%
Massachusetts	2.8%
Ohio	2.6%
Connecticut	2.5%
Alaska	2.4%
North Carolina	2.0%
Michigan	2.0%
Virginia	1.9%
Oklahoma	1.8%
South Dakota	1.7%
District of Columbia	1.6%
Indiana	1.6%
Alabama	1.5%
New Hampshire	1.4%
Arizona	1.3%
Wisconsin	1.2%
Louisiana	1.1%
Puerto Rico	1.0%
Minnesota	1.0%
Kansas	0.9%
Nevada	0.8%
Delaware	0.8%
Missouri	0.8%
Maine	0.6%
Rhode Island	0.5%
Oregon	0.5%
Wyoming	0.5%
Idaho	0.4%
Vermont	0.4%
Missisippi	0.3%
West Virginia	0.2%
New Mexico	0.1%
Nebraska	0.1%
Utah	0.1%
New Jersey	0.1%
Non-state specific	4.9%
Total	100.0%
See Notes to Financial Statements

20

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2003 (unaudited)

Assets
Identified cost of securities	$ 837,263,399
Net unrealized gains on securities	51,457,540

Market value of securities	888,720,939
Receivable for securities sold	2,783,185
Receivable for Fund shares sold	260,388
Interest receivable	13,599,582
Prepaid expenses and other assets	253,303

Total assets	905,617,397

Liabilities
Dividends payable	2,718,233
Payable for securities purchased	24,350,158
Payable for Fund shares redeemed	800,063
Advisory fee payable	22,462
Distribution Plan expenses payable	24,211
Due to other related parties	7,201
Accrued expenses and other liabilities	167,412

Total liabilities	28,089,740

Net assets	$ 877,527,657

Net assets represented by
Paid-in capital	$ 874,816,609
Overdistributed net investment income	(487,286)
Accumulated net realized losses on securities and interest rate swap transactions	(48,259,206)
Net unrealized gains on securities	51,457,540

Total net assets	$ 877,527,657

Net assets consists of
Class A	$ 758,565,818
Class B	24,106,999
Class C	43,271,579
Class I	51,583,261

Total net assets	$ 877,527,657

Shares outstanding
Class A	102,472,560
Class B	3,256,480
Class C	5,845,422
Class I	6,968,181

Net asset value per share
Class A	$ 7.40
Class A -- Offering price (based on sales charge of 4.75%)	$ 7.77
Class B	$ 7.40
Class C	$ 7.40
Class C -- Offering price (based on sales charge of 1.00%)	$ 7.47
Class I	$ 7.40

See Notes to Financial Statements

21

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2003 (unaudited)

Investment income
Interest	$ 21,601,725

Expenses
Advisory fee	1,492,618
Distribution Plan expenses
Class A	1,153,213
Class B	124,613
Class C	219,896
Administrative services fee	431,073
Transfer agent fees	369,288
Trustees' fees and expenses	6,017
Printing and postage expenses	21,863
Custodian fees	120,595
Registration and filing fees	33,663
Professional fees	15,185
Other	10,997

Total expenses	3,999,021
Less: Expense reductions	(1,077)

Net expenses	3,997,944

Net investment income	17,603,781

Net realized and unrealized gains or losses on securities
Net realized gains on securities	3,098,322
Net change in unrealized gains or losses on securities	(21,380,046)

Net realized and unrealized gains or losses on securities	(18,281,724)

Net decrease in net assets resulting from operations	$ (677,943)

See Notes to Financial Statements

22

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2003		Year Ended
	(unaudited)		May 31, 2003

Operations
Net investment income		$ 17,603,781		$ 37,622,340
Net realized gains on securities and interest rate swap transactions		3,098,322		22,299,527
Net change in unrealized gains or losses on securities		(21,380,046)		26,267,256

Net increase (decrease) in net assets resulting from operations		(677,943)		86,189,123

Distributions to shareholders from
Net investment income
Class A		(15,707,191)		(34,807,102)
Class B		(421,014)		(924,131)
Class C		(743,961)		(1,552,095)
Class I		(542,869)		(318,847)

Total distributions to shareholders		(17,415,035)		(37,602,175)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,978,097	14,437,224	14,559,617	106,559,141
Class B	166,682	1,232,570	898,966	6,590,450
Class C	349,970	2,587,672	939,323	6,876,943
Class I	4,977,192	36,593,860	2,531,762	18,584,200

		54,851,326		138,610,734

Net asset value of shares issued in reinvestment of distributions
Class A	925,113	6,768,848	2,385,580	17,536,478
Class B	23,050	168,657	60,182	442,416
Class C	49,587	362,778	122,544	901,048
Class I	886	6,480	2,153	15,838

		7,306,763		18,895,780

Automatic conversion of Class B shares to Class A shares
Class A	55,971	412,016	519,871	3,814,449
Class B	(55,971)	(412,016)	(519,871)	(3,814,449)

		0		0

Payment for shares redeemed
Class A	(9,348,841)	(68,741,934)	(24,059,084)	(176,243,319)
Class B	(383,745)	(2,816,376)	(636,556)	(4,662,603)
Class C	(605,905)	(4,444,568)	(943,307)	(6,906,882)
Class I	(73,078)	(544,888)	(719,205)	(5,285,188)

		(76,547,766)		(193,097,992)

Net decrease in net assets resulting from capital share transactions		(14,389,677)		(35,591,478)

Total increase (decrease) in net assets		(32,482,655)		12,995,470
Net assets
Beginning of period		910,010,312		897,014,842

End of period		$ 877,527,657		$ 910,010,312

Overdistributed net investment income		$ (487,286)		$ (677,564)

See Notes to Financial Statements

23

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Municipal Bond Fund (the "Fund") is a diversified series of Evergreen Municipal Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge and pay an ongoing distribution fee. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Both Class B and Class C shares pay a higher ongoing distribution fee than Class A. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

c. Interest rate swaps

The Fund may enter into interest rate swap agreements to manage the Fund's exposure to interest rates. A swap agreement is an exchange of cash payments between the Fund and another party based on a notional principal amount. Cash payments or receipts are recorded on the accrual basis as part of interest income. The value of the swap agreements is marked-to-market daily based upon quotations from market makers and any change in value is recorded as unrealized gain or loss. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform or if there are unfavorable changes in the fluctuation of interest rates.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid a fee at an annual rate of 2% of the Fund's gross investment income plus an amount determined by applying percentage rates to the average daily net assets of the Fund, starting at 0.41% and declining to 0.16% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. Total amounts subject to recoupment as of November 30, 2003 were $11,841.

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% for Class A and 1.00% for Class B and Class C.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $522,927,635 and $516,156,257, respectively, for the six months ended November 30, 2003.

On November 30, 2003, the aggregate cost of securities for federal income tax purposes was $837,263,399. The gross unrealized appreciation and depreciation on securities based on tax cost was $51,910,888 and $453,348, respectively, with a net unrealized appreciation of $51,457,540.

As of May 31, 2003, the Fund had $51,349,907 in capital loss carryovers for federal income tax purposes expiring in 2009.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended November 30, 2003, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

26

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended November 30, 2003, the Fund had no borrowings under this agreement.

27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

28

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Executive Officer, Evergreen Investment Company, Inc.; President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 101 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $247.6 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. For more complete information on the fund(s), including investment objective, risks, charges and expenses, please contact your financial advisor or call 800 . 343 . 2898, or visit Evergreeninvestments.com for a free prospectus. Read it carefully before you invest or send money.

*As of November 30, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

564619 rv1     1/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Short-Intermediate Municipal Bond Fund

Evergreen Short-Intermediate Municipal Bond Fund: Semiannual Report as of November 30, 2003

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
19	STATEMENT OF ASSETS AND LIABILITIES
20	STATEMENT OF OPERATIONS
21	STATEMENTS OF CHANGES IN NET ASSETS
22	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

January 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Evergreen Shareholder,

We are pleased to provide the semiannual report for the Evergreen Short-Intermediate Municipal Bond Fund, which covers the six-month period ended November 30, 2003.

The past six months have reinforced the need for diversification and a long-term perspective on the part of investors. Performance in the municipal bond market provided a good example of the importance of these investment disciplines. The investment period began as the U.S. financial markets were contending with the investment implications of the war in Iraq and the potential outcomes of changes in fiscal policy. The Federal Reserve was keeping its target interest rate low, and diversified bond investors were enjoying the fruits of strengthening balance sheets and improved credit quality in the corporate sector. Many states and municipalities were struggling, and investors were unsure of the long-term impact of the tax changes on their investments. For a relatively conservative investment, the municipal market suddenly was fraught with uncertainty.

This uncertainty was heightened by the volatility in market interest rates. The Federal Reserve had just commented on the "possibility of an unwelcome, substantial fall in inflation" at the conclusion of their monetary policy meeting in May. Many bond investors, convinced the Fed was taking rates to zero, drove yields down to

1

LETTER TO SHAREHOLDERS continued

45-year lows in the U.S. Treasury market. Common market wisdom determined that since the Fed's primary concern was deflation, rates were likely headed lower. Yet when central bankers reduced their target for the federal funds rate by a less than expected 25 basis points in late June, there was a signal to the market that the end of the declining rate policy was in sight. These worries were compounded by optimistic Gross Domestic Product forecasts from Fed Chairman Alan Greenspan during congressional banking committee hearings in July. As a result of these events, the yield on the 10-year Treasury rose from a low of 3.1% in June to 4.6% in late July. The "deflation trade" in bonds had changed from a significant overbought condition to an oversold one in a matter of just six weeks.

In addition to the volatility in the U.S. Treasury market, municipal bond investors had other concerns. For one, the new tax laws, at first glance, posed a potential threat to their market. A second concern involved the poor financial condition of many states and local governments. Yet just as these concerns were reaching a crescendo, economic growth picked up significantly during the summer months. Tax receipts quickly rose. Indeed, the federal budget deficit, which was projected to balloon to $450 billion by fiscal year end September, came in at just under $375 billion. And states, whose projected deficits were estimated to exceed $70 billion, have now whittled that amount down to less than $20 billion, according to several estimates.

The overall bond market began to stabilize in the autumn months as the likelihood that monetary policy makers would keep rates low for the foreseeable future became accepted wisdom. Fed parlance indicated "monetary policy would remain accommodative for a considerable

2

LETTER TO SHAREHOLDERS continued

period." While the majority of economic data dramatically improved in recent months, the Fed continued to deliver this message. Despite the fastest economic growth in almost 20 years, central bankers did not waiver from this theme: rates would remain low until sustainable payroll growth was evident or unless incipient pricing pressures developed in the overall economy.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

3

FUND AT A GLANCE

as of November 30, 2003

MANAGEMENT TEAM

Diane C. Beaver
Tax Exempt Fixed Income Team
Lead Manager

CURRENT INVESTMENT STYLE2

PERFORMANCE AND RETURNS1

Portfolio inception date: 11/18/1991

	Class A	Class B	Class C	Class I
Class inception date	1/5/1995	1/5/1995	3/27/2002	11/18/1991

6-month return with sales charge	-2.95%	-5.03%	-2.02%	N/A

6-month return w/o sales charge	0.34%	-0.09%	-0.09%	0.41%

Average annual return*

1 year with sales charge	1.39%	-1.09%	1.90%	N/A

1 year w/o sales charge	4.82%	3.91%	3.91%	4.95%

5 year	3.60%	3.00%	3.84%	4.39%

10 year	3.74%	3.26%	3.89%	4.17%

* Adjusted for maximum applicable sales charge, unless noted.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Short-Intermediate Municipal Bond Fund Class A shares,1 versus a similar investment in the Lehman Brothers 3-Year Municipal Bond Index (LB3YMBI) and the Consumer Price Index (CPI).

The LB3YMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

FUND AT A GLANCE continued

This space left intentionally blank

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 9/30/2003.

The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The fund's yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

All data is as of November 30, 2003, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended November 30, 2003 (unaudited)
		Year Ended May 31,
CLASS A		2003	2002	2001	2000	1999
Net asset value, beginning of period	$10.34	$10.04	$9.98	$9.72	$10.12	$10.19
Income from investment operations
Net investment income	0.16	0.37	0.42	0.44	0.41	0.40
Net realized and unrealized gains or losses on securities	-0.13	0.30	0.07	0.26	-0.33	0.01
Total from investment operations	0.03	0.67	0.49	0.70	0.08	0.41
Distributions to shareholders from
Net investment income	-0.16	-0.37	-0.43	-0.44	-0.41	-0.40
Net realized gains	0	0	0	0	-0.07	-0.08
Total distributions to shareholders	-0.16	-0.37	-0.43	-0.44	-0.48	-0.48
Net asset value, end of period	$10.21	$10.34	$10.04	$9.98	$9.72	$10.12
Total return[1]	0.34%	6.80%	5.03%	7.38%	0.77%	4.09%
Ratios and supplemental data
Net assets, end of period (thousands)	$54,699	$48,336	$32,696	$8,477	$8,659	$7,975
Ratios to average net assets
Expenses[2]	0.80%[3]	0.78%	0.69%	0.71%	0.72%	0.75%
Net investment income	3.19%[3]	3.58%	4.15%	4.50%	4.16%	3.93%
Portfolio turnover rate	25%	27%	22%	48%	43%	65%

[1]   Excluding applicable sales charges

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended November 30, 2003 (unaudited)
		Year Ended May 31,
CLASS B		2003	2002	2001	2000	1999
Net asset value, beginning of period	$10.34	$10.04	$9.98	$9.72	$10.12	$10.19
Income from investment operations
Net investment income	0.12	0.28	0.33	0.36	0.32	0.31
Net realized and unrealized gains or losses on securities	-0.13	0.30	0.07	0.26	-0.33	0.01
Total from investment operations	-0.01	0.58	0.40	0.62	-0.01	0.32
Distributions to shareholders from
Net investment income	-0.12	-0.28	-0.34	-0.36	-0.32	-0.31
Net realized gains	0	0	0	0	-0.07	-0.08
Total distributions to shareholders	-0.12	-0.28	-0.34	-0.36	-0.39	-0.39
Net asset value, end of period	$10.21	$10.34	$10.04	$9.98	$9.72	$10.12
Total return[1]	-0.09%	5.85%	4.09%	6.42%	-0.14%	3.16%
Ratios and supplemental data
Net assets, end of period (thousands)	$15,132	$16,937	$9,608	$4,401	$4,639	$6,232
Ratios to average net assets
Expenses[2]	1.63%[3]	1.67%	1.59%	1.61%	1.62%	1.65%
Net investment income	2.36%[3]	2.67%	3.25%	3.59%	3.23%	3.04%
Portfolio turnover rate	25%	27%	22%	48%	43%	65%

[1]   Excluding applicable sales charges

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended November 30, 2003 (unaudited)
		Year Ended May 31,
CLASS C		2003	2002[1]
Net asset value, beginning of period	$10.34	$10.04	$9.93
Income from investment operations
Net investment income	0.12	0.28	0.05
Net realized and unrealized gains or losses on securities	-0.13	0.30	0.12
Total from investment operations	-0.01	0.58	0.17
Distributions to shareholders from
Net investment income	-0.12	-0.28	-0.06
Net asset value, end of period	$10.21	$10.34	$10.04
Total return[2]	-0.09%	5.85%	1.67%
Ratios and supplemental data
Net assets, end of period (thousands)	$18,570	$13,422	$1
Ratios to average net assets
Expenses[3]	1.63%[4]	1.67%	1.59%[4]
Net investment income	2.34%[4]	2.57%	3.25%[4]
Portfolio turnover rate	25%	27%	22%

[1]   For the period from March 27, 2002 (commencement of class operations), to May 31, 2002.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended November 30, 2003 (unaudited)
		Year Ended May 31,
CLASS I1		2003	2002	2001	2000	1999
Net asset value, beginning of period	$10.34	$10.04	$9.98	$9.72	$10.12	$10.19
Income from investment operations
Net investment income	0.17	0.38	0.43	0.46	0.42	0.41
Net realized and unrealized gains or losses on securities	-0.13	0.30	0.07	0.25	-0.33	0.01
Total from investment operations	0.04	0.68	0.50	0.71	0.09	0.42
Distributions to shareholders from
Net investment income	-0.17	-0.38	-0.44	-0.45	-0.42	-0.41
Net realized gains	0	0	0	0	-0.07	-0.08
Total distributions to shareholders	-0.17	-0.38	-0.44	-0.45	-0.49	-0.49
Net asset value, end of period	$10.21	$10.34	$10.04	$9.98	$9.72	$10.12
Total return	0.41%	6.91%	5.14%	7.49%	0.87%	4.20%
Ratios and supplemental data
Net assets, end of period (thousands)	$360,360	$293,842	$184,908	$128,558	$139,534	$160,325
Ratios to average net assets
Expenses[2]	0.63%[3]	0.68%	0.59%	0.61%	0.62%	0.65%
Net investment income	3.35%[3]	3.69%	4.31%	4.59%	4.23%	4.04%
Portfolio turnover rate	25%	27%	22%	48%	43%	65%

[1]   Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

November 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS 96.9%
AIRPORT 3.9%
Clark Cnty., NV Passenger Facs. RB, Las Vegas-McCarran Arpt., 5.25%, 07/01/2009	AAA	$ 5,070,000	$ 5,620,044
Denver, CO City & Cnty. Arpt. RRB, Ser. D, 5.00%, 11/15/2010, (Insd. by FSA)	AAA	1,000,000	1,090,880
Hawaii Arpt. Sys. RRB, Ser. B, 6.25%, 07/01/2006, (Insd. by FGIC)	AAA	3,000,000	3,320,400
Hillsborough Cnty., FL Aviation Auth. RB, Tampa Intl. Arpt., 5.25%, 10/01/2010	AAA	4,000,000	4,421,160
San Antonio, TX Arpt. Sys. RB:
5.50%, 07/01/2009	AAA	1,280,000	1,435,162
5.50%, 07/01/2010	AAA	1,410,000	1,576,436
17,464,082
COMMUNITY DEVELOPMENT DISTRICT 1.7%
Frederick Cnty., MD Spl. Obl. RB, Urbana CDD, 6.25%, 07/01/2010	NR	1,886,000	1,930,434
New Jersey EDA RRB, 1st Mtge. Keswick Pines:
5.35%, 01/01/2006	NR	975,000	989,732
5.45%, 01/01/2007	NR	925,000	940,448
New York Urban Dev. Corp. RB, Ser. A, 5.25%, 01/01/2021	AA-	3,500,000	3,854,760
7,715,374
CONTINUING CARE RETIREMENT COMMUNITY 2.1%
Collier Cnty., FL Hlth. Facs. Auth. RB, The Moorings, Inc. Proj.:
6.25%, 12/01/2007	A-	700,000	742,105
6.375%, 12/01/2008	A-	700,000	742,973
New Jersey EDA RB, 1st Mtge. Franciscan Oaks Proj.:
5.20%, 10/01/2004	NR	1,545,000	1,556,989
5.40%, 10/01/2006	NR	1,135,000	1,146,748
5.50%, 10/01/2007	NR	1,075,000	1,082,267
North Carolina Med. Care Commission Healthcare Facs. RB:
1st Mtge. Arbor Acres Proj., 5.00%, 03/01/2007	NR	1,250,000	1,257,750
1st Mtge. Presbyterian Homes Proj., 5.75%, 10/01/2006	NR	2,745,000	2,806,323
9,335,155
EDUCATION 4.2%
Dist. of Columbia RB, Friendship Public Charter Sch., Inc., 5.00%, 06/01/2008	A	1,000,000	1,088,150
Florida Board of Ed. Lottery RB, Ser. C, 5.00%, 07/01/2011, (Insd. by FGIC)	AAA	5,730,000	6,328,613
Greenville Cnty., SC Sch. Dist. Installment Purchase RRB, Bldg. Equity Sooner, 5.50%, 12/01/2013	AA-	4,600,000	5,180,290
Greenville Cnty., SC Sch. Dist. Installment RRB, 5.00%, 12/01/2010	AA-	2,345,000	2,585,972
Northside, TX Independent Sch. Dist. RB, Ser. B, 1.27%, 08/01/2033	A1+	3,450,000	3,453,347
18,636,372
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

November 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
ELECTRIC REVENUE 2.3%
Burke Cnty., GA Dev. Auth. PCRB, Georgia Power Plant Vogtle Proj., 4.45%, 11/30/2008	A	$ 4,325,000	$ 4,632,508
Central Valley, CA Fin. Auth. RB, Carson Ice Cogeneration Proj., 5.80%, 07/01/2004	BBB	1,800,000	1,842,282
Washington Pub. Pwr. Supply Sys. RRB, Ser. C, 5.10%, 07/01/2007	AA-	3,575,000	3,938,899
10,413,689
ESCROW 0.3%
Kokomo, IN Hosp. Auth. RB, St. Joseph Hosp. & Hlth. Ctr., 6.25%, 08/15/2005	NR	1,375,000	1,451,670
GENERAL OBLIGATION - LOCAL 4.7%
Broward Cnty., FL Expressway Auth. GO, 9.875%, 07/01/2009	AAA	1,100,000	1,421,882
Countrydale Metro. Dist., CO GO, 3.50%, 12/01/2032, (LOC: Compass Bank)	A1	5,000,000	5,104,200
Dist. of Columbia GO:
Ser. A, 5.25%, 06/01/2009, (Insd. by MBIA)	AAA	5,230,000	5,821,408
Ser. A, 5.30%, 06/01/2004, (Insd. by MBIA)	AAA	3,000,000	3,062,190
Johnson Cnty. KS GO, Refunding Internal Improvements, 5.25%, 09/01/2009	AAA	3,915,000	4,458,050
Scottsdale, AZ GO, Refunding, 4.50%, 07/01/2010	AAA	1,000,000	1,097,550
20,965,280
GENERAL OBLIGATION - STATE 12.3%
Arkansas GO, Federal Hwy. Grant, Ser. A, 5.25%, 08/01/2012, (Insd. by FSA)	AAA	5,000,000	5,551,950
California GO, Ser. B, 2.00%, 06/16/2004	A	6,500,000	6,512,025
Connecticut GO, Ser. C, 5.875%, 11/01/2014	AA	2,000,000	2,372,220
Hawaii GO, Refunding, 5.00%, 09/01/2009	AAA	5,000,000	5,610,150
Illinois GO, 5.75%, 06/01/2011, (Insd. by MBIA)	AAA	2,250,000	2,626,245
Massachusetts GO, Refunding, Ser. A, 5.375%, 08/01/2008	AA-	5,000,000	5,623,300
Mississippi GO, 5.75%, 11/01/2014	AA	5,000,000	5,873,050
Nevada GO, Ser. A, 5.125%, 09/01/2010	AA	4,500,000	4,955,085
Pennsylvania GO, Refunding, 5.00%, 10/01/2008, (Insd. by FGIC)	AAA	4,750,000	5,313,492
Puerto Rico Commonwealth GO, Ser. C, 5.00%, 07/01/2021, (Insd. by FSA)	AAA	1,000,000	1,106,650
Utah GO, Ser. A, 4.00%, 07/01/2008	AAA	3,500,000	3,754,660
Wisconsin GO, Ser. A, 5.50%, 05/01/2009	AA-	5,000,000	5,712,000
55,010,827
HOSPITAL 12.0%
Allegheny Cnty., PA Hosp. Dev. Auth. RB, Univ. of Pittsburgh Med. Ctr., Ser. B, 5.00%, 06/15/2010	A	6,350,000	6,703,504
California Statewide CDA RB, Kaiser Permanente, Ser. D, 4.35%, 11/01/2036	A-1	3,000,000	3,156,840
Cape Girardeau Cnty., MO IDRB, St. Francis Med. Ctr.:
Ser. A, 5.00%, 06/01/2008	A	1,000,000	1,076,270
Ser. A, 5.00%, 06/01/2009	A	1,035,000	1,114,747
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

November 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Colorado Hlth. Facs. Auth. RB:
Catholic Health Initiatives, Ser. A, 5.00%, 03/01/2010	A1+	$ 1,125,000	$ 1,219,838
Hosp. Parkview Med. Ctr. Proj.:
5.50%, 09/01/2007	Baa1	750,000	806,542
5.75%, 09/01/2008	Baa1	500,000	546,755
Escambia Cnty., FL Hlth. Facs. Auth. RRB, Ascension Hlth. Credit, Ser. A, 5.25%, 11/15/2012	AA	2,250,000	2,470,027
Escambia Cnty., FL Hlth. Facs. RB, Ser. A, 5.00%, 11/15/2010	AA	1,500,000	1,633,710
Gregg Cnty., TX Hlth. Facs. Dev. Corp. RB, Good Shepherd Med. Ctr. Proj., Ser. A, 5.75%, 10/01/2008	BBB	2,710,000	2,936,800
Huntsville, AL Hlth. Care Auth. RB:
Ser. A, 4.60%, 06/01/2008	A2	1,040,000	1,103,773
Ser. A, 4.75%, 06/01/2009	A2	1,085,000	1,155,091
Illinois Hlth. Facs. RB, Passavant Mem. Area Hosp., 5.50%, 10/01/2009	A	645,000	705,353
Indiana Hlth. Facs. Fin. Auth. RB, Ascension Hlth., Ser. F, 5.50%, 11/15/2010	AA	1,000,000	1,115,840
Klamath Falls, OR Intercommunity Hosp. Auth. RB, Merle West Med. Ctr. Proj., 5.00%, 09/01/2008	BBB	200,000	211,478
Lorain Cnty., OH Hosp. RB, Catholic Healthcare Partners, 5.00%, 10/01/2009	AA-	1,850,000	2,009,840
Medical Univ., SC Hosp. Facs. RB:
5.50%, 07/01/2007	Baa2	1,000,000	1,119,220
Ser. A, 6.00%, 08/15/2012	BBB+	1,950,000	2,161,438
Michigan State Hosp. Fin. Auth. RB, Trinity Hlth., Ser. A, 5.50%, 12/01/2003	AA-	2,000,000	2,000,660
Monroe Cnty., PA Hosp. Auth. RB, Pocono Med. Ctr. Proj., 5.50%, 01/01/2009	AA	1,205,000	1,340,816
North Carolina Med. Care Commission Hosp. RB, Gaston Hlth. Care:
5.25%, 02/15/2009	A+	2,215,000	2,423,786
5.25%, 02/15/2010	A+	1,900,000	2,044,286
Royal Oak MI., Hosp. Fin. Auth. RB, William Beaumont Hosp., 6.25%, 01/01/2010	AA-	3,970,000	4,557,084
Tyler, TX Hlth. Facs. Dev. Corp. Hosp. RB, Mother Frances Hosp., 5.00%, 07/01/2009	Baa1	3,630,000	3,827,799
West Orange, FL Healthcare Dist. RB, Ser. A, 5.50%, 02/01/2008	A-	580,000	637,095
West Shore, PA Area Hosp. Auth. RB, Holy Spirit Hosp. Proj.:
4.90%, 01/01/2008	BBB+	825,000	875,440
5.00%, 01/01/2009	BBB+	965,000	1,027,310
Wisconsin Hlth. & Edl. Facs. Auth. RB, Wheaton Franciscan Svcs.:
5.00%, 08/15/2007	A	1,000,000	1,076,610
5.00%, 08/15/2008	A	1,430,000	1,544,271
5.75%, 08/15/2011	A	1,000,000	1,113,560
53,715,783
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

November 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING 10.7%
Brevard Cnty., FL Hlth. Facs. Auth. RB, Windover Oaks, Ser. A, 6.90%, 02/01/2027, (Insd. by FNMA)	AAA	$ 3,750,000	$ 4,052,587
Chicago, IL SFHRB, Ser. B, 6.00%, 04/01/2026, (Insd. by FHLMC & FNMA)	AAA	1,690,000	1,805,359
Escambia Cnty., FL SFHRB, Multi-Cnty. Program, Ser. A, 5.00%, 10/01/2012	Aaa	1,835,000	1,921,961
Illinois Hsg. Dev. Auth. RB, Ser. C-2, 5.80%, 08/01/2017	AA	190,000	192,597
Maine Hsg. Auth. RB, Ser. A-2, 4.55%, 11/15/2026	AA+	2,340,000	2,454,403
Massachusetts HFA RRB, Ser. B-1, 3.90%, 06/01/2010	AA-	1,230,000	1,271,525
Nevada Hsg. Div. SFHRB:
Ser. C-2, 5.40%, 04/01/2031	AAA	1,060,000	1,115,459
Mtge. Sr. Notes, Ser. A-2, 5.75%, 04/01/2031	AAA	920,000	956,635
New Mexico Mtge. Fin. Auth. RB, 6.25%, 07/01/2029, (Insd. by FNMA)	AAA	3,705,000	4,055,752
New York Dormitory Auth. RB, 7.375%, 05/15/2010, (Insd. by MBIA)	AAA	5,510,000	6,627,428
North Dakota HFA RB, Ser. A, 5.70%, 07/01/2030	Aa2	2,200,000	2,326,830
Oklahoma HFA SFHRB:
Ser. B-1, 6.80%, 09/01/2016	Aaa	365,000	372,822
Ser. B-2, 6.80%, 09/01/2026	Aaa	1,055,000	1,099,236
Oklahoma Hsg. Dev. Auth. RB, Lease Purchase Proj., Ser. A, 5.10%, 11/01/2005	Aa3	2,000,000	2,126,100
Oregon Hsg. Community Svcs. Dept. SFHRB, Ser. J, 4.70%, 07/01/2030	Aa2	2,815,000	2,957,354
Pinellas Cnty., FL HFA RB, Multi-Cnty. Program, Ser. B, 3.50%, 09/01/2034	Aaa	2,400,000	2,664,480
Sedgwick & Shawnee Cnty., KS SFHRB, Ser. A, 5.25%, 06/01/2028, (Insd. by FNMA & GNMA)	Aaa	1,885,000	1,989,976
Sedgwick Cnty., KS SFHRB, 3.25%, 06/01/2028	Aaa	2,980,000	3,214,288
St. Louis Cnty., MO IDA MHRRB, Westbrooke Apts., Ser. C, 5.20%, 11/15/2029	A3	4,555,000	4,564,657
Wisconsin Hsg. & EDA RB, Ser. B, 5.75%, 03/01/2022	AA	1,975,000	2,093,263
47,862,712
INDUSTRIAL DEVELOPMENT REVENUE 9.6%
Bucks Cnty., PA IDA RB, Waste Management, Inc. Proj., 4.90%, 02/01/2008	BBB	1,000,000	1,046,570
Connecticut Dev. Auth. PCRB, 3.35%, 05/01/2031	AAA	2,750,000	2,801,343
Farmington, NM PCRB, El Paso Elec. Co. Proj., Ser. A, 6.375%, 06/01/2032	BB+	500,000	523,115
Forsyth, MT PCRB, Avista Corp., Ser. A, 5.00%, 12/30/2008, (Insd. by AMBAC)	AAA	2,400,000	2,654,760
Gilbert, AZ IDA RB, Southwest Student Svcs., 1.45%, 02/01/2006 VRDN	NR	1,580,000	1,580,000
Indianapolis, IN Arpt. Auth. Spl. Facs. RB, 7.10%, 01/15/2017	BBB	3,950,000	4,149,514
Lake Charles, LA Harbor & Terminal Dist. RRB, Reynolds Metals Co. Proj., 5.50%, 05/01/2006	A-	3,500,000	3,507,175
See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

November 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Louisa, VA IDRB, VA Elec. & Pwr. Co., 5.25%, 12/01/2008	BBB+	$ 1,000,000	$ 1,056,130
Maricopa Cnty., AZ PCRB, El Paso Elec. Co. Proj., Ser. A, 6.25%, 05/01/2037	BB+	1,500,000	1,560,105
Martin Cnty., NC Indl. Facs. PCRRB, Weyerhaeuser Co. Proj., 3.00%, 06/01/2021 VRDN	A-1	5,000,000	5,000,000
Matagorda Cnty., TX PCRB, Refunding, 2.35%, 05/01/2030	BBB	2,000,000	1,998,280
Memphis-Shelby Cnty., TN Arpt. Auth. Spl. Facs. RB, Federal Express Corp., 5.00%, 09/01/2009	BBB	3,000,000	3,278,490
Polk Cnty., FL IDA RB, Cargill Fertilizer, Inc. Proj., 5.50%, 11/01/2009	A+	2,000,000	2,219,080
Puerto Rico Muni. Fin. Agcy. RB, Ser. A, 4.50%, 08/01/2010, (Insd. by FSA)	AAA	3,500,000	3,841,530
Putnam Cnty., WV PCRB, Appalachian Power Co. Proj. E, 2.80%, 05/01/2019	BBB	5,000,000	4,991,600
Sheboygan, WI PCRB, 1.45%, 08/01/2014 VRDN	A	1,000,000	1,000,000
Tomah, WI IDRRB, Union Camp Corp. Proj., 5.45%, 11/01/2013	Baa2	1,965,000	2,002,256
43,209,948
LEASE 2.8%
Charleston, SC COP, Public Facs. Corp., 5.00%, 09/01/2011	AA	1,795,000	2,006,182
Louisiana Correctional Fac. Lease RRB, 5.00%, 12/15/2007	AA	5,085,000	5,568,685
Michigan COP, New Center Dev., Inc., 5.25%, 09/01/2009, (Insd. by MBIA)	AAA	1,500,000	1,703,775
Pitney Bowes Credit Corp. Leasetops RB,
1.25%, 12/05/2003, 144A	NR	3,146,430	3,146,430
12,425,072
MISCELLANEOUS REVENUE 3.0%
Hodgkins, IL Env. Impt. RB, MBM Proj.:
5.50%, 11/01/2007	A-	1,500,000	1,611,360
5.75%, 11/01/2009	A-	1,945,000	2,093,034
Kansas Dev. Fin. Auth. RB, Roundhouse Proj. D, 4.00%, 04/01/2010	AAA	1,535,000	1,550,488
Michigan Muni. Bond Auth. RB, Local Govt. Loan Program, Ser. C, 5.00%, 05/01/2010	AAA	1,000,000	1,119,160
New Mexico Hwy. Commission RB, Ser. A, 5.25%, 06/15/2013	AA+	2,000,000	2,216,160
Vermont Muni. Bond Bank RRB, Ser. 2, 6.00%, 12/01/2006, (Insd. by AMBAC)	AAA	4,385,000	4,833,103
13,423,305
POWER 1.2%
Nebraska Pub. Pwr. Dist. RB, Ser. A, 5.25%, 01/01/2011, (Insd. by MBIA)	AAA	5,000,000	5,548,450
See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

November 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED 3.1%
Broadview, IL Tax Increment RB, Sr. Lien, 8.25%, 07/01/2013	NR	$ 2,280,000	$ 2,414,201
Illinois Hlth. Facs. RB, Midwest Physician Group, Ltd. Proj., 8.10%, 11/15/2014	BBB-	4,060,000	4,334,131
Volusia Cnty., FL IDA RRB, 1st Mtge. Bishops Glen Proj., 7.50%, 11/01/2016	NR	1,330,000	1,490,903
Washington Pub. Pwr. Supply Sys. RB:
Nuclear Proj. Number 1, Ser. B, 7.25%, 07/01/2009	AA-	4,080,000	4,794,241
Nuclear Proj. Number 2, Ser. A, 5.10%, 07/01/2010, (Insd. by FSA)	AAA	1,000,000	1,109,260
14,142,736
RESOURCE RECOVERY 3.0%
Amelia Cnty., VA IDA Solid Wst. Disposal RRB, Waste Mgmt. Proj., 4.90%, 04/01/2027, (Gtd. by Waste Management, Inc.)	BBB	2,000,000	2,055,240
California Statewide CDA Solid Wst. Facs. RB, Waste Mgmt., Inc. Proj., 4.95%, 04/01/2011, (Gtd. by Waste Management, Inc.)	BBB	2,500,000	2,519,000
Hempstead Town, NY IDRB, America Fuel Proj., 5.00%, 12/01/2010	BBB	7,000,000	7,430,570
Nevada Dept. of Business & Indl. Solid Wst. Disposal RB, Waste Mgmt., Inc. Proj., 4.55%, 10/01/2014	BBB	1,500,000	1,522,695
13,527,505
SALES TAX 0.6%
Illinois Sales Tax RB, Ser. Q, 6.00%, 06/15/2009	AAA	2,500,000	2,874,175
SOLID WASTE 1.4%
California Pollution Ctl. Fin. Auth. RB, North Cnty. Recycling Ctr., Ser. A, 6.75%, 07/01/2011	Aaa	500,000	571,315
California Pollution Ctl. Fin. Auth. Solid Wst. Disposal RB, Republic Services, Inc. Proj., 1.00%, 12/01/2033 VRDN #	NR	2,000,000	2,000,360
Northeast, MD Wst. Disposal Auth. RRB, 5.50%, 04/01/2010, (Insd. by AMBAC)	Aaa	3,500,000	3,931,865
6,503,540
SPECIAL TAX 1.3%
Allegheny Cnty., PA Redev. Auth. RB, Waterfront Proj.:
5.75%, 12/15/2005	NA	430,000	460,388
Ser. A, 5.625%, 12/15/2005	NR	1,205,000	1,289,663
Ser. A, 5.875%, 12/15/2010	NR	2,530,000	2,817,940
Lewisville, TX Combination Contract RB, Spl. Assmt. Castle Hills Proj. 3, 4.13%, 05/01/2031, (LOC: Wells Fargo Bank & Fleet Bank)	AA	1,400,000	1,472,268
6,040,259
See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

November 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
STUDENT LOAN 3.4%
Alaska Student Loan Corp. RB, Ser. A, 5.30%, 07/01/2005	AAA	$ 1,000,000	$ 1,058,590
Colorado Student Obl. Auth. RB, Ser. B, 6.20%, 12/01/2008	A2	4,025,000	4,245,248
Iowa Student Loan Liquidity Corp. RB, Ser. E, 5.35%, 06/01/2004	Aaa	4,400,000	4,488,836
New England Ed. Loan Marketing Corp. RB, 6.90%, 11/01/2009	A3	2,500,000	2,790,200
New Mexico Edl. Assistance Foundation Student Loan RB, Ser. A-2, 5.85%, 11/01/2006	NR	400,000	405,936
Panhandle Plains, TX Higher Ed. Auth., Inc. RRB, Ser. E, 5.55%, 03/01/2005	A2	2,065,000	2,068,511
15,057,321
TOBACCO REVENUE 1.5%
Children's Trust Fund, Puerto Rico Tobacco Settlement RB, 5.75%, 07/01/2020	AAA	780,000	876,439
Nassau Cnty., NY Tobacco Settlement Corp. RB, Ser. A, 5.40%, 07/15/2012	BBB-	1,000,000	1,030,310
Tobacco Settlement Financing Corp. NJ RB, 5.00%, 06/01/2009	BBB	1,000,000	992,880
Tobacco Settlement Financing Corp. of New York RB:
Ser. C-1, 5.25%, 06/01/2013 #	AA-	2,000,000	2,110,640
Ser. A-1, 5.00%, 06/01/2011	AA-	1,500,000	1,561,635
6,571,904
TRANSPORTATION 7.6%
E-470 Pub. Hwy. Auth. of Colorado RRB, Refunding, Sr. Ser. C, 5.00%, 09/01/2011, (Insd. by MBIA)	AAA	6,250,000	6,862,688
New Jersey Hwy. Auth. RRB, Refunding, Garden State Parkway, 5.625%, 01/01/2030	AAA	6,000,000	6,979,080
No. Texas Thruway Auth. RRB, Refunding, Ser. C, 5.00%, 01/01/2018, (Insd. by FSA)	AAA	3,000,000	3,325,440
Texas Tpke. Auth. RB, 5.00%, 06/01/2008	AA	15,270,000	16,915,495
34,082,703
UTILITY 1.0%
Conservation & Renewable Energy Sys. of Washington RRB, 5.00%, 10/01/2008	AA-	1,000,000	1,104,170
Orlando, FL Util. Commission Wtr. & Elec. RRB,
5.00%, 10/01/2025	AA	3,000,000	3,339,480
4,443,650
See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

November 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER 3.2%
California Dept. of Wtr. Res. Pwr. Supply RB, Ser. A,
5.25%, 05/01/2012, (Insd. by MBIA)	AAA	$ 5,000,000	$ 5,593,700
Cape Coral, FL Wst. Wtr. Assmt. RB, 4.80%, 07/01/2009	Aaa	2,155,000	2,385,413
Dallas, TX Wtrworks. & Swr. Sys. RRB,
5.50%, 10/01/2010	AA+	1,145,000	1,296,827
Kannapolis, NC Wtr. & Swr. RB, Ser. B,
5.00%, 02/01/2010, (Insd. by FSA)	AAA	1,000,000	1,092,530
Olces, CA Water Dist. RB, 3.40%, 12/02/2008 VRDN	NR	4,000,000	4,000,000
14,368,470
Total Municipal Obligations			434,789,982

		Shares	Value

SHORT-TERM INVESTMENTS 2.5%
MUTUAL FUND SHARES 2.5%
Evergreen Institutional Municipal Money Market Fund (o) ##		11,341,706	11,341,706
Total Investments (cost $435,104,850) 99.4%			446,131,688
Other Assets and Liabilities 0.6%			2,629,513
Net Assets 100.0%			$ 448,761,201

(v)	Credit ratings are unaudited and rated by Moody's Investors Service where Standard and Poor's ratings are not available.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
#	When-issued security
##	All or a portion of the security has been segregated for when-issued securities.
144A	Security that may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.
See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

November 30, 2003 (unaudited)

Summary of Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.	IDA	Industrial Development Authority
CDA	Community Development Authority	IDRB	Industrial Development Revenue Bond
CDD	Community Development District	IDRRB	Industrial Development Refunding Revenue Bond
COP	Certificates of Participation	LOC	Letter of Credit
EDA	Economic Development Authority	MBIA	Municipal Bond Investors Assurance Corp.
FGIC	Financial Guaranty Insurance Corp.	MHRRB	Multifamily Housing Refunding Revenue Bond
FHLMC	Federal Home Loan Mortgage Corp.	PCRB	Pollution Control Revenue Bond
FNMA	Federal National Mortgage Association	PCRRB	Pollution Control Refunding Revenue Bond
FSA	Financial Security Assurance, Inc.	RB	Revenue Bond
GNMA	Government National Mortgage Association	RRB	Refunding Revenue Bond
GO	General Obligation	SFHRB	Single Family Housing Revenue Bond
HFA	Housing Finance Authority	VRDN	Variable Rate Demand Note

The following table shows the percent of total investments invested by geographic location as of November 30, 2003:
Texas	8.3%
Florida	8.2%
California	7.5%
New York	5.1%
Pennsylvania	4.7%
Illinois	4.2%
Wisconsin	3.3%
North Carolina	3.3%
Nevada	3.2%
South Carolina	3.1%
Colorado	2.9%
New Jersey	2.9%
Washington	2.5%
Louisiana	2.5%
Kansas	2.5%
Massachusetts	2.2%
District of Columbia	2.2%
Michigan	2.1%
Hawaii	2.0%
New Mexico	1.6%
Missouri	1.5%
Indiana	1.5%
Maryland	1.3%
Mississippi	1.3%
Puerto Rico	1.3%
Nebraska	1.2%
Connecticut	1.2%
Arkansas	1.2%
Vermont	1.1%
West Virginia	1.1%
Georgia	1.0%
Iowa	1.0%
Arizona	0.9%
Oklahoma	0.8%
Utah	0.8%
Oregon	0.7%
Tennessee	0.7%
Virginia	0.7%
Maine	0.6%
Montana	0.6%
Alabama	0.5%
Ohio	0.5%
North Dakota	0.5%
Alaska	0.2%
Non-state specific	3.5%
Total	100.0%
See Notes to Financial Statements

18

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2003 (unaudited)

Assets
Identified cost of securities	$ 435,104,850
Net unrealized gains on securities	11,026,838

Market value of securities	446,131,688
Receivable for securities sold	2,373,699
Receivable for Fund shares sold	856,923
Interest receivable	6,276,618
Prepaid expenses and other assets	66,460

Total assets	455,705,388

Liabilities
Dividends payable	1,076,299
Payable for securities purchased	4,105,320
Payable for Fund shares redeemed	1,657,005
Advisory fee payable	14,710
Due to other related parties	3,677
Accrued expenses and other liabilities	87,176

Total liabilities	6,944,187

Net assets	$ 448,761,201

Net assets represented by
Paid-in capital	$ 443,234,408
Overdistributed net investment income	(243,227)
Accumulated net realized losses on securities	(5,256,818)
Net unrealized gains on securities	11,026,838

Total net assets	$ 448,761,201

Net assets consists of
Class A	$ 54,699,412
Class B	15,131,895
Class C	18,570,177
Class I	360,359,717

Total net assets	$ 448,761,201

Shares outstanding
Class A	5,355,545
Class B	1,481,510
Class C	1,818,137
Class I	35,281,389

Net asset value per share
Class A	$ 10.21
Class A -- Offering price (based on sales charge of 3.25%)	$ 10.55
Class B	$ 10.21
Class C	$ 10.21
Class C -- Offering price (based on sales charge of 1.00%)	$ 10.31
Class I	$ 10.21

See Notes to Financial Statements

19

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2003 (unaudited)

Investment income
Interest	$ 8,134,900

Expenses
Advisory fee	816,684
Distribution Plan expenses
Class A	75,300
Class B	80,481
Class C	80,007
Administrative services fee	204,171
Transfer agent fees	129,583
Trustees' fees and expenses	3,095
Printing and postage expenses	15,469
Custodian fees	64,744
Registration and filing fees	26,394
Professional fees	11,279
Other	15,351

Total expenses	1,522,558
Less: Expense reductions	(493)
Expense reimbursements	(33,439)

Net expenses	1,488,626

Net investment income	6,646,274

Net realized and unrealized gains or losses on securities
Net realized losses on securities	(640,220)
Net change in unrealized gains or losses on securities	(3,786,448)

Net realized and unrealized gains or losses on securities	(4,426,668)

Net increase in net assets resulting from operations	$ 2,219,606

See Notes to Financial Statements

20

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2003		Year Ended
	(unaudited)		May 31, 2003

Operations
Net investment income		$ 6,646,274		$ 10,877,751
Net realized losses on securities		(640,220)		(1,204,606)
Net change in unrealized gains or losses on securities		(3,786,448)		10,658,016

Net increase in net assets resulting from operations		2,219,606		20,331,161

Distributions to shareholders from
Net investment income
Class A		(804,802)		(1,502,757)
Class B		(189,335)		(379,543)
Class C		(186,951)		(148,151)
Class I		(5,469,482)		(8,946,216)

Total distributions to shareholders		(6,650,570)		(10,976,667)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	2,200,572	22,465,835	3,607,546	36,633,146
Class B	113,620	1,160,659	938,015	9,531,319
Class C	683,856	6,997,344	1,340,499	13,634,878
Class I	11,848,862	120,773,642	19,083,818	193,853,293

		151,397,480		253,652,636

Net asset value of shares issued in reinvestment of distributions
Class A	36,754	373,524	82,897	843,868
Class B	8,004	81,345	21,144	215,220
Class C	8,124	82,560	9,724	99,250
Class I	47,772	485,497	110,088	1,120,536

		1,022,926		2,278,874

Automatic conversion of Class B shares to Class A shares
Class A	39,383	403,796	45,464	461,972
Class B	(39,383)	(403,796)	(45,464)	(461,972)

		0		0

Payment for shares redeemed
Class A	(1,595,188)	(16,281,032)	(2,319,282)	(23,524,902)
Class B	(238,468)	(2,420,504)	(233,234)	(2,370,924)
Class C	(171,650)	(1,759,405)	(52,517)	(537,068)
Class I	(5,028,138)	(51,304,480)	(9,203,865)	(93,529,186)

		(71,765,421)		(119,962,080)

Net increase in net assets resulting from capital share transactions		80,654,985		135,969,430

Total increase in net assets		76,224,021		145,323,924
Net assets
Beginning of period		372,537,180		227,213,256

End of period		$ 448,761,201		$ 372,537,180

Overdistributed net investment income		$ (243,227)		$ (238,931)

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Short-Intermediate Municipal Bond Fund (the "Fund") is a diversified series of Evergreen Municipal Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge and pay an ongoing distribution fee. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Both Class B and Class C shares pay a higher ongoing distribution fee than Class A. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.40% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended November 30, 2003, EIMC reimbursed expenses relating to Class A shares in the amount of $33,439 which represents 0.13% of the average daily net assets of Class A shares (on an annualized basis). Total amounts subject to recoupment as of November 30, 2003 were $47,907.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% for Class A and 1.00% for Class B and Class C.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $178,201,706 and $99,682,646, respectively, for the six months ended November 30, 2003.

On November 30, 2003, the aggregate cost of securities for federal income tax purposes was $435,104,850. The gross unrealized appreciation and depreciation on securities based on tax cost was $$11,308,231 and $281,393, respectively, with a net unrealized appreciation of $11,026,838.

As of May 31, 2003, the Fund had $4,185,766 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2009	2010	2011

$317,634	$2,886,072	$47,173	$934,887

For income tax purposes, capital losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. As of May 31, 2003, the Fund incurred and elected to defer post-October losses of $430,832.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended November 30, 2003, the Fund did not participate in the interfund lending program.

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended November 30, 2003, the Fund had no borrowings under this agreement.

25

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26

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27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

28

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Executive Officer, Evergreen Investment Company, Inc.; President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 101 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $247.6 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. For more complete information on the fund(s), including investment objective, risks, charges and expenses, please contact your financial advisor or call 800 . 343 . 2898, or visit Evergreeninvestments.com for a free prospectus. Read it carefully before you invest or send money.

*As of November 30, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

564620 rv1     1/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Item 2 - Code of Ethics
(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert
Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 - Principal Accountant Fees and Services
Not applicable at this time. Applicable for annual reports filed for the first fiscal year ending after December 15, 2003.

Items 5 - Audit Committee of Listed Registrants
If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant's first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 - [Reserved]

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 - [Reserved]

Item 9 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Municipal Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: January 31, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: January 31, 2004

By: ________________________
Carol A. Kosel
Principal Financial Officer

Date: January 31, 2004